UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Secretary

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:   December 31

Date of reporting period:  January 1, 2008 - June 30, 2008

Item 1.  Reports to Stockholders.

June 30, 2008

Westcore Equity Funds
Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund
Westcore Micro-Cap Opportunity Fund

Westcore Bond Funds
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC.

Shareholder Letter	2
Average Annual Total Returns	4
Fund Expenses	7
Morningstar Ratings	9
Manager’s Overview
Westcore MIDCO Growth Fund	12
Westcore Growth Fund	16
Westcore Select Fund	20
Westcore International Frontier Fund	24
Westcore Blue Chip Fund	28
Westcore Mid-Cap Value Fund	32
Westcore Small-Cap Opportunity Fund	36
Westcore Small-Cap Value Fund	40
Westcore Micro-Cap Opportunity Fund	44
Westcore Flexible Income Fund	48
Westcore Plus Bond Fund	52
Westcore Colorado Tax-Exempt Fund	56
Financial Statements
Statements of Investments	61
Statements of Assets and Liabilities	122
Statements of Operations	127
Statements of Changes in Net Assets	132
Financial Highlights	144
Notes to Financial Statements	175
Other Important Information	206

1-800-392-CORE (2673) ■ www.westcore.com	1

      Dear Fellow Shareholders:

     As you well know, good news is often accompanied by bad news – especially when it comes to economic matters. For example, while worldwide individual incomes rose at the fastest rate in history between 2000 and 2007, worldwide economic growth has slowed, with the U.S. on the verge of a recession and many countries enduring bear markets.

     Every market environment – good or bad – produces challenges. Investing successfully requires creativity, discipline and experience regardless of current conditions. To this end, each of the 12 Westcore Funds is managed by a team of investment professionals who strive to balance investment opportunities and risks to create a sound portfolio based on the best research and judgment we can offer.

     Our newest fund—the Westcore Micro-Cap Opportunity Fund—began trading June 23, 2008. This fund focuses on the smallest companies trading on the major U.S. stock exchanges. Although this group of companies has provided above-average investment returns over long periods of time, many investors overlook this asset class because they are unfamiliar with it. The Westcore Micro-Cap Opportunity Fund is designed to take advantage of the opportunities that this under-researched asset class may offer.

     While it is an interesting time to launch a new fund, as long-term investors, we view bear markets as periods of opportunity. The last bear market bottomed in the middle of 2002, with the Dow Jones Industrial Average falling below 8,000. In general, investments made during that period have performed better than investments made at market peaks, such as those in early 2000 and 2007. And while the late great investor John Templeton offered the sage advice of buying stocks at the point of “maximum fear,” we believe dollar-cost averaging can achieve similar results with more ease and less fear.

     In this semi-annual report, each investment team has prepared a letter discussing the factors that affected current fund performance, along with a brief outlook. With daily headlines that underscore the impact of issues within the banking industry and high energy prices, it’s likely you can appreciate just how challenging the period was.

2	Semi-Annual Report June 30, 2008 (Unaudited)

     Although the financial markets continue to struggle on many fronts, we remain optimistic about the years ahead. The adviser to the Westcore Funds, Denver Investment Advisors LLC, has a half-century of experience navigating through both good and bad market conditions. We are confident that this investment expertise will see the Funds through the current challenges and ultimately get you closer to your financial goals.

     The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 6/30/08
Westcore MIDCO						Since Incep.
Growth Fund	6-month	1-Year	3-Year	5-Year	10-Year	8/1/86
Retail Class	-10.81%	-9.97%	6.74%	8.57%	6.17%	11.30%
Institutional Class*	-10.79%	-9.85%	6.79%	8.60%	6.18%	11.31%
Russell Midcap Growth Index	-6.81%	-6.42%	8.19%	12.32%	5.64%	10.74%
Lipper Mid-Cap Growth Index	-8.42%	-3.08%	10.93%	12.52%	5.75%	10.19%

						Since Incep.
Westcore Growth Fund	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Retail Class	-13.40%	-4.02%	6.68%	9.22%	5.51%	9.46%
Institutional Class*	-13.33%	-3.96%	6.70%	9.24%	5.52%	9.46%
Russell 1000 Growth Index	-9.06%	-5.96%	5.92%	7.33%	0.96%	9.94%
Lipper Large-Cap Growth Index	-10.30%	-4.21%	5.58%	7.24%	0.62%	9.25%

						Since Incep.
Westcore Select Fund	6-month	1-Year	3-Year	5-Year	10-Year	10/1/99
Retail Class	-11.65%	-10.52%	9.79%	11.83%	NA	14.67%
Russell Midcap Growth Index	-6.81%	-6.42%	8.19%	12.32%	NA	4.86%
Lipper Mid-Cap Growth Index	-8.42%	-3.08%	10.93%	12.52%	NA	4.45%

Westcore International						Since Incep.
Frontier Fund	6-month	1-Year	3-Year	5-Year	10-Year	12/15/99
Retail Class	-13.67%	-20.42%	5.70%	11.67%	NA	3.49%
MSCI EAFE Small-Cap Index	-10.49%	-18.65%	9.36%	18.89%	NA	9.52%
Lipper International Small-Cap Index	-10.77%	-14.62%	14.47%	21.40%	NA	8.53%

						Since Incep.
Westcore Blue Chip Fund	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Retail Class	-7.13%	-10.12%	4.79%	8.88%	3.09%	9.68%
Institutional Class*	-7.06%	-9.99%	4.84%	8.91%	3.11%	9.68%
S&P 500 Index	-11.91%	-13.12%	4.41%	7.58%	2.88%	10.40%
Lipper Large-Cap Core Index	-10.80%	-11.38%	4.82%	6.94%	2.32%	9.63%

Westcore Mid-Cap						Since Incep.
Value Fund	6-month	1-Year	3-Year	5-Year	10-Year	10/1/98
Retail Class	-9.87%	-16.93%	3.99%	11.94%	NA	10.57%
Russell Midcap Value Index	-8.58%	-17.09%	4.97%	13.00%	NA	10.32%
Lipper Mid-Cap Value Index	-7.62%	-14.03%	5.56%	11.89%	NA	10.20%

Westcore Small-Cap						Since Incep.
Opportunity Fund	6-month	1-Year	3-Year	5-Year	10-Year	12/28/93
Retail Class	-9.20%	-24.18%	3.43%	10.37%	4.98%	9.44%
Institutional Class*	-9.14%	-24.08%	3.47%	10.40%	5.00%	9.45%
Russell 2000 Index	-9.37%	-16.19%	3.79%	10.29%	5.53%	8.42%
Lipper Small-Cap Core Index	-7.04%	-13.50%	5.09%	11.07%	6.95%	9.91%

4	Semi-Annual Report June 30, 2008 (Unaudited)

Average Annual Total Returns as of 6/30/08 (continued)
Westcore Small-Cap						Since Incep.
Value Fund	6-month	1-Year	3-Year	5-Year	10-Year	12/13/04
Retail Class	-8.71%	-18.95%	3.90%	NA	NA	3.95%
Institutional Class*	-8.71%	-18.90%	3.92%	NA	NA	3.97%
Russell 2000 Value Index	-9.84%	-21.63%	1.39%	NA	NA	1.83%
Lipper Small-Cap Value Index	-8.26%	-19.38%	2.83%	NA	NA	3.71%

Westcore Micro-Cap						Since Incep.
Opportunity Fund	6-month	1-Year	3-Year	5-Year	10-Year	6/23/08
Retail Class	NA	NA	NA	NA	NA	-5.50%
Russell Micro-Cap Index	NA	NA	NA	NA	NA	-6.17%
Lipper Small-Cap Core Index	NA	NA	NA	NA	NA	-4.10%

Westcore Flexible						Since Incep.
Income Fund	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Retail Class	-5.24%	-11.57%	1.32%	4.99%	5.21%	7.91%
Institutional Class*	-5.08%	-11.47%	1.36%	5.02%	5.22%	7.92%
Lehman Brothers U.S. Corporate
High Yield Ba Index	-0.14%	0.39%	4.06%	6.15%	5.97%	8.56%
Westcore Flexible Income Fund
Custom Index 1	-0.14%	0.39%	4.06%	6.15%	5.96%	8.69%
Lipper High Current Yield Index	-2.02%	-3.14%	4.12%	6.46%	3.27%	6.89%

						Since Incep.
Westcore Plus Bond Fund	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Retail Class	0.14%	4.43%	3.94%	4.89%	5.88%	6.86%
Institutional Class*	0.28%	4.61%	4.00%	4.92%	5.90%	6.87%
Lehman Brothers Aggregate Index	1.13%	7.12%	4.08%	3.86%	5.68%	7.46%
Lipper Intermediate Investment
Grade Index	-0.98%	3.65%	2.89%	3.18%	5.04%	6.62%

Westcore Colorado						Since Incep.
Tax-Exempt Fund	6-month	1-Year	3-Year	5-Year	10-Year	6/1/91
Retail Class	0.46%	3.19%	2.49%	2.48%	3.83%	4.98%
Lehman Brothers 10-Year
Municipal Bond Index	0.36%	4.66%	3.17%	3.49%	4.99%	6.21%
Lipper Intermediate Municipal
Debt Index	0.25%	3.22%	2.55%	2.66%	4.00%	5.05%

*The inception date for each Fund's institutional class is September 28, 2007. The institutional class' returns prior to their inception date reflect the returns of the Fund's retail class.

1-800-392-CORE (2673) ■ www.westcore.com	5

(1)

Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 6/30/08 to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years.

The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 days of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Certain risks that may affect performance are described below. These risks and other risks are described in the prospectus.

Westcore Select Fund:

This Fund may participate in the Initial Public Offering (“IPO”) market, and a significant portion of the Fund’s since inception return is attributable to its investment in IPOs, which in turn have had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier, Small-Cap Opportunity, Small-Cap Value and Micro-Cap Opportunity Funds:

Investing in smaller-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds

Westcore Select Fund:

Investing in non-diversified funds generally will be more volatile and loss of principal could be greater than investing in more diversified funds

Westcore International Frontier Fund:

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus

Westcore Flexible Income and Plus Bond Funds:

These Funds are subject to additional risk in that they may invest in high-yield/high-risk bonds and are subject to greater levels of liquidity risk.

Westcore Colorado Tax-Exempt Fund:

This Fund invests primarily in instruments issued by or on behalf of one state and generally will be more volatile and loss of principal could be greater due to state specific risk.

6	Semi-Annual Report June 30, 2008 (Unaudited)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the last six months of the fiscal half-year/366 (to reflect the half-year period). The annualized expense ratios for the last six months were as follows:

Fund	Retail Class	Institutional Class
Westcore MIDCO Growth Fund	1.03%	0.93%
Westcore Growth Fund	1.02%	0.92%
Westcore Select Fund	1.15%	N/A
Westcore International Frontier Fund	1.50%	N/A
Westcore Blue Chip Fund	1.09%	0.99%
Westcore Mid-Cap Value Fund	1.16%	N/A
Westcore Small-Cap Opportunity Fund	1.30%	1.09%
Westcore Small-Cap Value Fund	1.30%	1.22%
Westcore Micro-Cap Opportunity Fund	1.30%	N/A
Westcore Flexible Income Fund	0.85%	0.75%
Westcore Plus Bond Fund	0.55%	0.46%
Westcore Colorado Tax-Exempt Fund	0.65%	N/A

Disclosure Of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2008 and held until June 30, 2008.

Actual Return. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table on the next page are meant to highlight ongoing Fund costs only and do not reflect transaction costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1-800-392-CORE (2673) ■ www.westcore.com	7

		Beginning	Ending	Expense Paid
		Account	Account	During Period
		Value	Value	1/1/08 to
Fund		1/1/08	6/30/08	6/30/08
Westcore MIDCO Growth Fund
Retail Class	Actual Fund Return	$1,000.00	$891.90	$4.83
	Hypothetical Fund Return	$1,000.00	$1,019.76	$5.15
Institutional Class	Actual Fund Return	$1,000.00	$892.10	$4.40
	Hypothetical Fund Return	$1,000.00	$1,020.22	$4.69
Westcore Growth Fund
Retail Class	Actual Fund Return	$1,000.00	$866.00	$4.74
	Hypothetical Fund Return	$1,000.00	$1,019.78	$5.13
Institutional Class	Actual Fund Return	$1,000.00	$866.70	$4.27
	Hypothetical Fund Return	$1,000.00	$1,020.29	$4.62
Westcore Select Fund
Retail Class	Actual Fund Return	$1,000.00	$883.50	$5.39
	Hypothetical Fund Return	$1,000.00	$1,019.14	$5.78
Westcore International
Frontier Fund
Retail Class	Actual Fund Return	$1,000.00	$863.30	$6.95
	Hypothetical Fund Return	$1,000.00	$1,017.40	$7.52
Westcore Blue Chip Fund
Retail Class	Actual Fund Return	$1,000.00	$928.70	$5.24
	Hypothetical Fund Return	$1,000.00	$1,019.43	$5.48
Institutional Class	Actual Fund Return	$1,000.00	$929.40	$4.75
	Hypothetical Fund Return	$1,000.00	$1,019.94	$4.97
Westcore Mid-Cap
Value Fund
Retail Class	Actual Fund Return	$1,000.00	$901.30	$5.48
	Hypothetical Fund Return	$1,000.00	$1,019.10	$5.82
Westcore Small-Cap
Opportunity Fund
Retail Class	Actual Fund Return	$1,000.00	$908.00	$6.17
	Hypothetical Fund Return	$1,000.00	$1,018.40	$6.53
Institutional Class	Actual Fund Return	$1,000.00	$908.60	$5.17
	Hypothetical Fund Return	$1,000.00	$1,019.44	$5.47
Westcore Small-Cap
Value Fund
Retail Class	Actual Fund Return	$1,000.00	$912.90	$6.20
	Hypothetical Fund Return	$1,000.00	$1,018.38	$6.54
Institutional Class	Actual Fund Return	$1,000.00	$912.90	$5.77
	Hypothetical Fund Return	$1,000.00	$1,018.82	$6.10
Westcore Micro-Cap
Opportunity Fund
Retail Class	Actual Fund Return	$1,000.00	$945.00	$0.24
	Hypothetical Fund Return	$1,000.00	$1,000.71	$0.25
Westcore Flexible
Income Fund
Retail Class	Actual Fund Return	$1,000.00	$947.60	$4.12
	Hypothetical Fund Return	$1,000.00	$1,020.64	$4.27
Institutional Class	Actual Fund Return	$1,000.00	$949.20	$3.63
	Hypothetical Fund Return	$1,000.00	$1,021.14	$3.76
Westcore Plus Bond Fund
Retail Class	Actual Fund Return	$1,000.00	$1,001.40	$2.74
	Hypothetical Fund Return	$1,000.00	$1,022.13	$2.77
Institutional Class	Actual Fund Return	$1,000.00	$1,001.90	$2.29
	Hypothetical Fund Return	$1,000.00	$1,022.58	$2.31
Westcore Colorado
Tax-Exempt Fund
Retail Class	Actual Fund Return	$1,000.00	$1,004.60	$3.24
	Hypothetical Fund Return	$1,000.00	$1,021.63	$3.27

8	Semi-Annual Report June 30, 2008 (Unaudited)

Morningstar RatingsTM as of 6/30/08
Fund	Overall	3-Year	5-Year	10-Year
Westcore MIDCO Growth Fund
Retail Class	«««	«««	««	«««
Institutional Class	«««	«««	««	«««
	out of 813	out of 813	out of 684	out of 325
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Growth Fund
Retail Class	««««	«««	««««	««««
Institutional Class	««««	«««	««««	««««
	out of 1,488	out of 1,488	out of 1,215	out of 589
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Select Fund
Retail Class	«««	««««	«««
	out of 813	out of 813	out of 684	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds
Westcore International
Frontier Fund
Retail Class	«	«	«
	out of 86	out of 86	out of 76	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds
Westcore Blue Chip Fund
Retail Class	«««	«««	««««	«««
Institutional Class	«««	«««	««««	«««
	out of 1,715	out of 1,715	out of 1,325	out of 660
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Mid-Cap Value Fund
Retail Class	«««	«««	«««
	out of 410	out of 410	out of 323	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds
Westcore Small-Cap
Opportunity Fund
Retail Class	«««	«««	«««	««
Institutional Class	«««	«««	«««	««
	out of 549	out of 549	out of 429	out of 185
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Small-Cap Value Fund
Retail Class	««««	««««
Institutional Class	««««	««««	N/A	N/A
	out of 331	out of 331
	Small	Small
	Value Funds	Value Funds

1-800-392-CORE (2673) ■ www.westcore.com	9

Morningstar RatingsTM as of 06/30/08
Fund	Overall	3-Year	5-Year	10-Year
Westcore Flexible Income Fund
Retail Class	« «	«	« «	««««
Institutional Class	« «	«	« «	««««
	out of 476	out of 476	out of 413	out of 214
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds
Westcore Plus Bond Fund
Retail Class	«««« «	««««	«««« «	«««« «
Institutional Class	«««« «	««««	«««« «	«««« «
	out of 990	out of 990	out of 831	out of 438
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds
Westcore Colorado
Tax-Exempt Fund
Retail Class	«««	«««	«««	««
	out of 265 Muni	out of 265 Muni	out of 256 Muni	out of 203 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

Please see the Average Annual Total Returns chart beginning on page 4 for complete performance.

©2008 Morningstar, Inc. All Rights Reserved. The information contained herein is: (1) proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/08 and are subject to change every month. For each fund with at least a 3-year history, Morningstar calculates a rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar RatingTM of 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds’ average annual returns. In the absence of fee waivers, performance would have been lower.

Morningstar ratings for the institutional class reflect historical data of the retail class for periods prior to the September 28, 2007 inception of the institutional class.

10	Semi-Annual Report June 30, 2008 (Unaudited)

1-800-392-CORE (2673) ■ www.westcore.com	11

        Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of primarily medium-sized companies with growth potential.

For the six months ended June 30, 2008, retail class shares of the Westcore MIDCO Growth Fund declined (10.81)%, while institutional class shares declined (10.79)%. This lagged its benchmark, the Russell Midcap Growth Index, which was down (6.81)% and also underperformed its peer group, as measured by the Lipper Mid-Cap Growth Index, which declined (8.42)%.

The Fund’s performance was hurt primarily by our underestimation of how high the price of oil and other commodities would rise during the period. A barrel of oil cost $96 at the beginning of the year, and at the end of June it was selling for $140. The rise was even more astounding when you consider that, at the beginning of 2002, oil was only $20 a barrel. In light of the current global economic slowdown, we simply didn’t anticipate such a sharp increase during the period.

With oil prices what they were, our underweight position versus the benchmark in energy stocks proved detrimental to the Fund’s relative performance during the period, as did our airline holdings and auto supply stocks. However, it’s notable that, although we missed out on some of the gains enjoyed by energy stocks during the six months, since mid-July, the price of oil has corrected sharply, and many oil and energy-related stocks are down (30)%.

Meanwhile, our relative performance was aided by our technology and healthcare holdings, which outperformed their constituents in the Russell Midcap Growth Index. Within the technology group, video game producer Take-Two Interactive Software, Inc. and semiconductor companies Marvell Technology Group Ltd. and Broadcom Corp. all had meaningful upward moves during the period. Drug companies Millennium Pharmaceuticals Inc. and Pharmion Corp. also contributed positively to our results when competitors acquired them at a premium to their stock prices. We believe these stocks are excellent examples of our ability to identify undervalued mid-cap growth companies.

12	Semi-Annual Report June 30, 2008 (Unaudited)

     Looking ahead, we find healthcare stocks attractive and the portfolio is meaningfully overweight the benchmark in this sector. A few of our favorites are Cephalon Inc., Humana Inc., Amylin Pharmaceuticals Inc. and Illumina Inc.

     We’re also optimistic about our retail holdings, and have tried to strategically position the portfolio for an economic slowdown by investing in those we believe can profit even in the most challenging times, such as TJX Companies Inc. While consumers may be spending less, we think the money they do spend will be at discount retailers, where they can get more for their money.

     In closing, we expect the second half of 2008 to be shaped by slowing worldwide economic growth. We believe this should mean lower oil and commodity prices and slower consumer spending. We also expect the magnitude of the current mortgage/banking crises to become clearer, which hopefully will help stabilize the stock market. Against this backdrop, we believe many attractive mid-cap growth stocks can be found, and we will continue to rely on our fundamental research to lead us to them.

1-800-392-CORE (2673) ■ www.westcore.com	13

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 Index. Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

14	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
2.66%	T. Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
2.49%	Cephalon Inc. (CEPH) Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer
2.28%	Cameron International Corp. (CAM) Manufactures oil and gas pressure control equipment for use in oil and gas drilling, production, and transmission to onshore, offshore and subsea applications
2.28%	Eaton Vance Corp. (EV) Creates, markets and manages mutual funds
2.27%	TJX Companies Inc. (TJX) Retails off-price apparel and home fashions
2.23%	Oceaneering International Inc. (OII) A global provider of engineered services and products to the offshore oil and gas industry
2.13%	Ultra Petroleum Corp. (UPL) A natural gas exploration and production company focused on the Green River Basin of Wyoming in the U.S.
2.10%	Denbury Resources Inc. (DNR) Acquires, develops, operates and explores oil and gas properties primarily in the Gulf Coast region of the U.S.
2.08%	Noble Corp. (NE) Provides diversified services for the oil and gas industry
2.08%	Celanese Corp. Series A (CE) A global industrial chemicals company
Percent of Net Assets in Top Ten Holdings: 22.60%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	15

        Westcore Growth Fund

FUND STRATEGY: Investing primarily in large companies with growth potential

     “We cannot create the opportunity for greatness. That either strikes us or passes us by. We can, however, prepare ourselves against the event of opportunity’s finding us unready.” – Great Captains Before Napoleon

    Deteriorating economic conditions in the United States and a potential global downturn gripped the financial markets over the past six months. Investors, consumers and government regulators alike became anxious as the mounting turmoil from tightening credit, rising energy prices and a softening labor market created a very unsettling environment with little visibility.

     The first three months of the year were dominated by swift sell-offs in the market and “emergency” interest rate cuts by the U.S. Federal Reserve. Although the Fed’s rate cuts did not stop until the target interest rate reached 2%, it was arguably the Fed’s act of partnering with JPMorgan Chase in its expedited acquisition of Bear Stearns that helped stabilize the equity markets in mid-March. Not to be overlooked, the fiscal stimulus package elevated hopes that consumer spending could continue and aid in the economic recovery.

     Nevertheless, the S&P 500, the Russell 1000 Growth and the Lipper Large-Cap Growth indices closed the period in the red, declining (11.91)%, (9.06)% and (10.30)%, respectively for the six month period ended June 30, 2008. After a very strong 2007, the Westcore Growth Fund was unable to avoid the damage, and the Fund’s retail class shares ended the period with a (13.40)% loss, while its institutional class shares declined (13.33)%.

     While we are disappointed with the Fund’s performance during the first six months of this year, our long-term objective remains in place, as evidenced by the Fund’s solid relative performance for the one-year period. For the 12 months ended June 30, 2008, the Fund’s retail class and institutional class shares declined (4.02)% and (3.96)%, respectively, versus a (5.96)% loss for the Russell 1000 Growth Index and a (13.12)% loss for the S&P 500 Index.

16	Semi-Annual Report June 30, 2008 (Unaudited)

     The Fund’s greatest detractors came from the consumer discretionary and financials sectors. More specifically, it was our lack of an investment in Wal-Mart Stores, Inc that impacted the performance of the Fund’s consumer discretionary weighting relative to the benchmark. Wal-Mart Stores’ share price climbed 18% in the period as it proved to be the prime beneficiary of consumer “trade-down”. Among our financial holdings, IntercontinentalExchange, Inc., a global electronic marketplace for trading in futures and over-the-counter commodities, declined (39)%, as investors became concerned that the government’s effort to curtail “speculation” in commodities would lead to increased scrutiny and limit trading volumes.

     Positive returns on a sector basis were hard to come by. Materials and energy were the only two sectors to post positive returns for both the Fund and its benchmark. Relative to the benchmark, the Fund’s investments in the materials and healthcare sectors made positive contributions. Potash Corp. of Saskatchewan Inc., a manufacturer of solid and liquid phosphate fertilizers, rose 58%, as the food supply shortage became a global issue. Given the limited supply of potash in the world, we believe the company’s growth prospects remain undervalued. Within healthcare, Covidien Ltd., a diversified medical device and pharmaceutical company, which was spun-out from Tyco Inc. a little over a year ago, climbed 8%. We believe the top-line and margin prospects will truly begin to show through for Covidien starting in 2009.

     Although the current economic conditions remain challenging, our research team continues to proactively search for the best opportunities and we believe we are beginning to see signs of healing. Nonetheless, our disciplined process has taught us to be patient as “opportunity may knock, but temptation leans on the bell.” In the first quarter alone, we conducted face-to-face meetings with more that 80% of the companies in which the Fund is invested, including Google Inc., Apple Inc., Covidien Ltd. and Visa Inc. Higher conviction was born out of this effort and was reflected in the active reduction in the number of investments in the Fund. Proceeds from the sales were reinvested in the companies we believe have the highest-quality prospects supported by catalysts for growth and sustainable competitive advantages.

     Currently, we see significant opportunity for the long term in the financial sector, especially in those companies with no need to raise additional capital. We also see select opportunities in the industrials sector, particularly mining equipment companies whose earnings growth we believe will accelerate as the world attempts to increase production to keep up with growing global demand. Although investment in such companies may not bear fruit in the next week or month, we are optimistic it will position the Fund so that when opportunity knocks, we will be at the door.

1-800-392-CORE (2673) ■ www.westcore.com	17

        Westcore Growth Fund (continued)

     In closing, we remain committed to our investment philosophy and will continue the search for what we believe are well-positioned, large-cap growth companies that have identifiable catalysts for growth. Even as earnings growth slows for the broader market, we believe investors will become more focused on companies that can deliver superior growth regardless of the economic environment. In our opinion, this bodes well for large-cap growth companies in general and our large-cap growth holdings in particular. Thank you for your investment in and support of the Westcore Growth Fund.

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

Lipper Large-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

18	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
4.52%	Apple Inc. (AAPL) Designs, manufactures and markets personal computers and related personal computing and communicating solutions
4.49%	Google Inc. (GOOG) Provides a web-based search engine through its Google.com website
3.13%	Research In Motion Ltd. (RIMM) Designs, manufactures and markets wireless consumer and business-to-business electronic technology for the mobile personal communications market
3.03%	MasterCard Inc. Class A (MA) Offers transaction processing services for credit and debit cards and related services
2.52%	Cisco Systems Inc. (CSCO) Supplies data networking products to the corporate enterprise and public wide area service provider markets
2.51%	Monsanto Co. (MON) Provides technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets
2.41%	Gilead Sciences Inc. (GILD) Discovers, develops and commercializes therapeutics for viral diseases
2.39%	Microsoft Corp. (MSFT) Develops, manufactures, licenses, sells and supports software products
2.32%	Visa Inc. Class A (V) Operates a retail electronic payment network and manages global financial services
2.17%	Exxon Mobil Corp. (XOM) Operates petroleum and petrochemical businesses on a worldwide basis
Percent of Net Assets in Top Ten Holdings: 29.49%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

        Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

    After a challenging first quarter, U.S. equities gained strength in April and May, only to suffer a significant correction again in June. Midway through the year it was clear to us that the negative economic headwinds we’ve highlighted over the last 6-12 months have not only prevailed, but also intensified on a global scale.

     Until recently, economic growth outside of the U.S. has helped to cushion the U.S. slowdown. However, what was once limited to write-offs in the subprime mortgage market is now a full-scale, global credit crisis. The other critical factor that has created tremendous economic pressure is the substantial rise in oil prices. Increases in the prices of numerous other commodities along with rising food prices suggest that material inflationary pressures are mounting. Against this backdrop, the U.S. Federal Reserve has attempted to maintain a delicate balancing act in an effort to stimulate economic growth without fueling inflation and precipitating further weakness in the U.S. dollar. We’re finding that there is not a quick and easy solution to turn things around in a short period of time.

     Navigating through these volatile times has been especially challenging. The overall market declines have been broad-based with few places to hide. During the six months ended June 30, 2008, mid-cap growth stocks held up relatively well compared to other segments of the market. Although the Westcore Select Fund outperformed the Russel Midcap Growth Index in the first quarter, a disappointing second quarter pressured the Fund to a (11.65)% loss for the six-month period and caused it to underperform its benchmark, the Russell Midcap Growth Index, which declined (6.81)%. The Fund’s performance also lagged its peer group, the Lipper Mid-Cap Growth Index, which lost (8.42)%.

     Our underperformance was largely a result of positioning the Fund in anticipation of a decline in oil prices during the period. In particular, we held a significantly smaller weighting than the benchmark Index in energy stocks. We also invested in Continental Airlines Inc. and Delta Air Lines Inc. on the premise that they would benefit substantially if oil prices declined. In addition, we had meaningful exposure in the consumer discretionary sector, investing in retailers like Crocs Inc., best known for its footwear, and gaming stocks like International Game Technology, a manufacturer of computerized gaming equipment. Thus far this positioning hasn’t played out well, as oil continued to be strong during the period. However, we think we’re nearing an inflection point that could cause oil prices to pull back from recent highs and believe this would bode well for the Fund’s performance.

20	Semi-Annual Report June 30, 2008 (Unaudited)

     A few areas in the Fund where our stock selection was particularly strong compared to the Index were healthcare, information technology and telecommunications. Healthcare was one of the largest positions in the Fund and an area in which we were significantly overweight relative to the benchmark. Although, collectively, our holdings in this sector produced a negative total return during the first half, they outperformed the benchmark constituents largely due to the recent buyout of Millennium Pharmaceuticals Inc.. Millennium was purchased by Japan-based Takeda Pharmaceutical at a significant premium to its stock price.

     Strong stock selection within the information technology sector also bolstered our relative performance. We were especially pleased with the impressive results posted by Take-Two Interactive Software, Inc., a developer of interactive software games for personal computers, and Broadcom Corp., a manufacturer of semiconductors for the wireless communications market.

     The Fund also benefited from several well-chosen stocks within the telecommunications sector. Our position in NII Holdings Inc., a wireless communications provider, was up significantly, contributing to the Fund’s overall performance.

     As mentioned earlier in this letter, our underweight position in the energy sector during the period resulted in a meaningful opportunity cost. There is much debate and speculation in the industry over the future direction of oil prices, with persuasive arguments on both sides. We continue to look for new ideas in this sector, but we’ll likely remain underweight until greater clarity arises.

     We also believe that good values can be found in the consumer discretionary group, but that serious headwinds remain. It appears that consumers are changing their behaviors to cope with these difficult times and are increasingly cautious in their outlook. While the near-term economic conditions remain negative, we will continue to look diligently for new ideas that we believe will result in longer-term rewards for our shareholders.

     As we enter the second half of the year, it’s apparent to us that investor confidence has waned due to the unlikelihood of a quick turnaround in the economy. Despite the current challenges, we remain focused on our research and uncovering compelling opportunities over the long term. We encourage shareholders to think long term as well, and believe that staying true to their asset allocation goals and diversification guidelines will serve them well over time.

1-800-392-CORE (2673) ■ www.westcore.com	21

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 Index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Westcore Select Fund may participate in the Initial Public Offering (“IPO”) market, and a significant portion of the Fund’s since inception return is attributable to its investment in IPOs, which in turn have had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

22	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
5.89%	Broadcom Corp. (BRCM) Provides integrated silicon solutions that enable broadband digital transmission of voice, data and video content to homes and businesses
5.27%	Cephalon Inc. (CEPH) Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer
5.21%	Delta Air Lines Inc. (DAL) Provides scheduled air transportation for passengers, freight and mail throughout the U.S. and internationally
5.03%	Marvell Technology Group Ltd. (MRVL) Designs, develops and markets integrated circuits for communications-related markets
4.85%	Invesco Ltd. (IVZ) An independent investment management group specializing in investment management services, covering equities, fixed income and real estate properties
4.85%	NII Holdings Inc. (NIHD) Provides mobile communications for business customers in
Latin America
4.84%	TJX Companies Inc. (TJX) Retails off-price apparel and home fashions
4.79%	Polycom Inc. (PLCM) Develops, manufactures and markets a line of video, voice, data and web conferencing collaboration solutions
4.73%	Newfield Exploration Co. (NFX) An independent oil and gas company which explores, develops and acquires oil and natural gas properties
4.43%	Akamai Technologies Inc. (AKAM) Provides global delivery services for internet content, streaming media and applications and global internet traffic management
Percent of Net Assets in Top Ten Holdings: 49.89%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

    Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

     The Westcore International Frontier Fund was unsuccessful at avoiding the market turmoil of the six-month period ended June 30, 2008, and declined (13.67)%. By comparison, its benchmark, the MSCI EAFE Small-Cap Index lost (10.49)% and its peer group, the Lipper International Small Cap Index declined (10.77)%. Needless to say, we are disappointed by the Fund’s underperformance and negative returns. History shows that markets do not move in a straight line and this volatility has been more pronounced over the past year. While we may see brief, unsustainable rallies, such as those we enjoyed in April and May, it seems more likely to us, over the next few quarters, the markets will continue to suffer as investors respond to concerns surrounding the credit crisis and rapid inflation in energy and agricultural commodities.

     With that said, we expect our investment process to continue leading us to growing companies with healthy balance sheets and strong free cash flow generation. While we view these as key components to successful long-term stock performance, we are mindful that even financially strong companies are not immune to severe price corrections. Such was the case with the Fund’s three largest detractors during the period: Esprinet S.p.A., Rightmove PLC and En-Japan Inc.

     Esprinet S.p.A. is a Southern European information technology distributor that is struggling through the near-recessionary environments in Italy and Spain. Management recovered from a logistics integration problem a year ago but given the slowing end-demand in this region, Esprinet has not yet been able to translate the operational improvement into financial improvement. We believe that over time the company will deliver value as it has done historically.

     Rightmove PLC is the largest web portal for residential properties in the U.K, providing details of all properties available to buy or rent. Its direct exposure to the U.K. housing market caused it to decline during the period. Although some of Rightmove’s clients, which include estate agents, rental agents and new home developers, have closed their offices in response to the weak environment, we believe history indicates they will re-open them when the market returns to normal. Despite the weak environment, we think the company’s subscription-based model gives it good visibility, and Rightmove remained a holding in the Fund at the end of the period.

24	Semi-Annual Report June 30, 2008 (Unaudited)

     En-Japan Inc. is an internet-based recruiting company. The company has grown operating income per share 55% annualized over the past seven years and generated more free cash flow than net income over the same period. However En-Japan’s stock is trading at an all-time low price-to-earnings valuation. Growth has slowed, but we strongly believe the market has over-reacted and En-Japan will continue to generate free cash flow. We feel its success will not continue to be overlooked for long.

     Another holding, German-based Wirecard AG, was down 33% during the last three trading days of the quarter due to rumors of balance sheet and cash flow manipulation, insider selling, and exposure to illegal online gambling. Wirecard’s primary business is payment processing for Internet transactions. We conducted two extensive interviews with management since the rumors began and remain confident in the business and its financial reporting. Following the market rumors, management reported strong first half growth.

     The Fund’s strongest contributors to performance during the period were Interhyp AG and D+S europe AG, two German-based companies recently involved in mergers and acquisitions activity. Interhyp is the leading online mortgage broker in Germany. Like many mortgage-related companies, its share price has suffered through the current credit crisis. However, Interhyp has no balance sheet risk to the real estate industry and continued to show growth in revenues and profits by taking market share from the large, traditional industry players – namely banks. Its growth profile and low valuation attracted the attention of the Dutch bank ING, which launched a public offer at a 36% premium to Interhyp’s share price.

     D+S europe AG is a fast-growing provider of e-commerce service. Despite strong operational performance, its share price dwindled during the current market sell-off. This time, however, rather than an industrial buyer, a private equity firm, Apax Partners gained a controlling stake of D+S europe at a 29% premium to its share price.

     With the severe correction in share prices, the Fund’s holdings are now trading at valuations we have not seen since 2002. Yet we are encouraged that our companies are performing well operationally and we are optimistic that they will generate value over the long-term. In the meantime, we remain focused on seeking to ensure that our investments are sound and continue to exercise patience until other investors recognize their value.

1-800-392-CORE (2673) ■ www.westcore.com	25

    Westcore International Frontier Fund (continued)

Country Breakdown as of June 30, 2008

Country	Market Value	%	Country	Market Value	%
United Kingdom	$8,453,603	24.81%	Sweden	1,021,254	3.00%
Japan	5,714,866	16.77%	China-Hong Kong	893,493	2.62%
Germany	3,695,203	10.85%	France	860,191	2.52%
Singapore	3,138,274	9.21%	Cyprus	853,283	2.51%
Australia	2,756,895	8.09%	Belgium	490,197	1.44%
Italy	2,039,667	5.99%	Canada	116,211	0.34%
Greece	1,874,144	5.50%	Total Investments	35,665,459	104.68%
United States	1,538,620	4.52%	Liabilities in Excess
Austria	1,172,860	3.44%	of Other Assets	(1,595,513)	(4.68%)
Netherlands	1,046,698	3.07%	Net Assets	$34,069,946	100.00%

Please note the country classification is based on the company headquarters.

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

26	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
5.03%	KS Energy Services Ltd. (Singapore) Sources and distributes oil and gas equipment, general hardware hydraulic equipment, instrumentation, and spare parts
4.72%	Cardno Ltd. (Australia) Provides professional services, including engineering, design, plan-
ning, and surveying, for the construction, infrastructure, and natural environments industries
4.35%	CTS Eventim AG (Germany) Acts as a promoter for the live entertainment business in
Germany and other European countries
4.27%	Savills PLC (United Kingdom) Provides consulting services and advice in matters related to commercial, agricultural and residential property to customers of the United Kingdom
4.21%	En-Japan Inc. (Japan) Operates recruiting websites for job seekers, and offers education and evaluation-related services, such as job trainings and testing services in Japan
4.19%	Kenedix Inc. (Japan) An asset management company investing in real estate and nonperforming loans mainly in Japan
3.74%	Raffles Education Corp. Ltd. (Singapore) Provides college-level education programs and degrees in the areas of design and management across Asia
3.70%	Azimut Holding S.p.A (Italy) Manages open-end mutual and pension funds for clients in central and northern Italy
3.53%	Diploma PLC (United Kingdom) A company engaged in the distribution of specialized products and services through three business segments: life sciences, seals and controls
3.45%	IG Group Holdings PLC (United Kingdom) Offers spread betting mostly on financial markets
Percent of Net Assets in Top Ten Holdings: 41.19%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

    Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

     The investing environment during the first half of 2008 was perhaps best characterized by fear of the financial fallout from the mortgage crisis and the continued propensity of investors to buy stocks in sectors that had performed well in the recent past, such as energy and commodities. Against this backdrop, we continued to manage the Westcore Blue Chip Fund by choosing stocks that we believe have strong free cash flow, earn good returns on capital and are reasonably priced relative to their earnings. For the six months ended June 30, 2008, this resulted in a decline of (7.13)% for the Fund’s retail class shares and (7.06)% for the Fund’s institutional class shares. During this same period, our benchmark, the S&P 500 Index, lost (11.91)%, and our peer group, as measured by the Lipper Large Core Index, declined (10.80)%.

     The exceptional performance of several of our healthcare holdings made this the strongest contributing sector to the Fund’s overall performance during the period. Collectively, our healthcare holdings were down only (2.08)% while healthcare stocks in the S&P 500 Index declined (12.81)%. Standout performers included biotech company Amgen, Inc. and Zimmer Holdings, Inc., a manufacturer of orthopedic implants. Both companies enjoyed improving profitability and appear to us to have good prospects for continued growth.

     Another strong contributor to the Fund’s performance was Quanta Services, Inc., a contracting services company that offers various network infrastructure solutions to the electric power, gas, telecommunications and cable television industries. We believe Quanta stands to benefit meaningfully from necessary upgrades to power grids. It continues to win contracts, driving revenues and cash flows higher. As a result of a 26% increase in Quanta’s stock price over the past six months, the commercial services sector was the Fund’s second largest contributor to our relative performance.

     While it is clear that high energy prices and a difficult housing market are affecting consumer attitudes, our holdings of discount retailer TJX Companies Inc. and casual dining operator Darden Restaurants Inc. were both up in the first half of the year. The gains posted by these two stocks helped to buffer the losses of the consumer cyclical sector as a whole, which in the Fund declined only (3.77)% compared to a (9.72)% decline in the same sector in the S&P 500 Index.

28	Semi-Annual Report June 30, 2008 (Unaudited)

     Our largest individual contributor to performance was oil and gas exploration company XTO Energy Inc., which gained 33%. Aided by the strong performance of integrated oil and gas company Occidental Petroleum Corp., our collective energy holdings outperformed those in the benchmark index. However, we remain somewhat cautious on the sustainability of the recent spike in energy prices and therefore owned a slightly smaller weighting in energy than the S&P 500 Index during the period. As a result, energy created a nominal drag on the Fund’s performance relative to the benchmark.

     Fund holding Wachovia Corp., a provider of commercial and retail banking services, lost 57% during the first half of the year. This caused the Fund’s absolute performance in the interest-rate sensitive sector to lag the S&P 500 Index. Helping to offset this underperformance was our decision to underweight the sector versus the benchmark. While we believe there is significant value in interest-rate sensitive stocks over time, near-term uncertainties convinced us to be cautious in this area.

     Although the market continues to struggle with the slowing economy, we believe there are increasing opportunities to own companies with strong operations and balance sheets at attractive valuations. Over the next several quarters, we believe concerns about the degree of slowing should be clarified, and we expect the market will begin to improve. In the meantime, we remain focused on finding attractive investments for the Fund.

1-800-392-CORE (2673) ■ www.westcore.com	29

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Large-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

30	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
4.38%	Transocean Inc. (RIG) An offshore drilling contractor located throughout the world’s major oil and gas drilling regions
4.05%	Cisco Systems Inc. (CSCO) Supplies data networking products to the corporate enterprise and public wide area service provider markets
3.95%	International Business Machines Corp. (IBM) Provides computer solutions including systems, software, services and financing globally
3.88%	Abbott Laboratories (ABT) Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
3.84%	Occidental Petroleum Corp. (OXY) Explores for, develops, produces and markets crude oil and natural gas and manufactures and markets a variety of basic chemicals, including chlorine
3.56%	Teva Pharmaceutical Industries Ltd. (TEVA) Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
3.45%	XTO Energy Inc. (XTO) A natural gas producer involved in the acquisition, exploration and development of long-lived producing oil and gas properties
3.15%	QUALCOMM Inc. (QCOM) Develops and delivers digital wireless communications products and services based on the company’s proprietary digital technology
3.04%	Zimmer Holdings Inc. (ZMH) Designs, develops, manufactures and markets orthopedic reconstructive implants and fracture management products
2.99%	Marathon Oil Corp. (MRO) Explores for and produces crude oil and natural gas on a worldwide basis
Percent of Net Assets in Top Ten Holdings: 36.29%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

    Westcore Mid-Cap Value Fund

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

     We are pleased that, in the second quarter of the year, we outperformed our benchmark, the Russell Midcap Value Index, and produced a small positive return. However, it was not enough to overcome a disappointing first quarter. During the six-month period ended June 30, 2008, Westcore Mid-Cap Value Fund trailed its benchmark with a return of (9.87)% versus the (8.58)% return of the Index. We also underperformed our peer group during this period, as illustrated by the Lipper Mid-Cap Value Index return of (7.62)%. We are intent on overcoming these shortfalls as we head into the second half of the year.

     Despite the Fund’s lackluster performance, there were three areas in which our holdings produced particularly strong gains. These were the consumer cyclical, commercial services and communications sectors. Darden Restaurants Inc., a casual dining company operating well-known restaurants that include Olive Garden, Red Lobster and Longhorn Steakhouse, has been a bright spot within the struggling restaurant industry. By effectively managing marketing and food costs in a difficult operating environment, Darden has improved same-store sales and posted better-than-expected margins. The company continues to return cash to shareholders through share repurchases and a dividend increase.

     A standout performer within the commercial services sector was Quanta Services Inc., a leading provider of specialized contracting services that delivers end-to-end network solutions for the electric power, telecommunications, broadband cable, and gas pipeline industries. Strong quarterly results along with pending electric power and distribution contracts fueled the stock’s appreciation. We believe the company continues to be well positioned to capitalize on the need to improve the country’s electric power grid.

     Within the communication sector, Adtran Inc., a telecom equipment company, provided a return exceeding 12% for the first half of the year. New products introduced in 2007 have translated into new customer orders in 2008, which are driving returns and cash flows higher.

32	Semi-Annual Report June 30, 2008 (Unaudited)

     The strongest headwinds that challenged the Fund in the first half of 2008 came from the capital goods, medical/ healthcare and energy sectors. While CNH Global N.V., a holding within the capital goods sector, is experiencing strong demand for its agricultural equipment, material inflation and supply chain inefficiencies have more than offset the robust demand year to date. CNH announced another price increase to offset higher raw material costs, and we expect the on-going restructuring will help alleviate industrial inefficiencies.

     Within healthcare, Mentor Corp., a developer, manufacturer and marketer of aesthetic medical products, has not escaped the decline in consumer spending. While Mentor’s products largely appeal to the higher-end consumer, even they have, to some extent, cut back spending in light of the uncertainties plaguing the economy.

     Given that our returns in the energy sector were in the 28% range for the first six months of 2008, it seems unjust to classify this as an area of weakness in the Fund. However, on a relative basis, that’s exactly what it was, as record oil prices enabled the Russell Midcap Value Index to return more than 31% in this sector. That said, it’s worth noting that Forest Oil Corp. was one of the largest individual contributors to the portfolio, with a return of more than 46%.

     Looking ahead to the second half of 2008 and beyond, it remains unclear as to when the housing market will stabilize, commodity prices will plateau and lending institutions will purge themselves of non-performing loans. Further clouding the picture is a looming Presidential election in the fall. No one said investing is easy, but we believe our approach to investing in mid-cap stocks, with a focus on high-quality companies that are generating free-cash flow, will serve our investors well in the future.

1-800-392-CORE (2673) ■ www.westcore.com	33

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

34	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
4.03%	Quanta Services Inc. (PWR) Provides specialized contracting services to electric utilities, telecommunication and cable television operators and governmental entities
3.74%	General Cable Corp. (BGC) Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
3.59%	CommScope Inc. (CTV) Designs, manufactures and markets coaxial cables and other high-performance electronic and fiber optic cable products primarily for communication applications
3.20%	Invesco Ltd. (IVZ) An independent investment management group specializing in investment management services, covering equities, fixed income and real estate properties
3.00%	Crown Holdings Inc. (CCK) Manufactures packaging products for household and consumer goods
2.78%	PPL Corp. (PPL) Through its subsidiaries, generates and markets electricity from power plants in the northeastern and western U.S.
2.68%	Darden Restaurants Inc. (DRI) Owns and operates seafood and Italian casual dining restaurants in North America
2.63%	Range Resources Corp. (RRC) An independent oil and gas company, conducts operations in the Appalachian, Permian, Midcontinent and Gulf Coast regions
2.55%	Affiliated Managers Group Inc. (AMG) An asset management holding company that acquires majority interests in mid-sized investment management firms
2.50%	Ingram Micro Inc. (IM) A wholesale distributor of information technology products and services
Percent of Net Assets in Top Ten Holdings: 30.70%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

    Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

     For the six months ended June 30, 2008, the retail class of the Westcore Small-Cap Opportunity Fund declined (9.20)% and the institutional class gave up (9.14)%, while its benchmark, the Russell 2000 Index, declined (9.37)%. During this same period, the Fund’s peer group, the Lipper Small Cap Index, lost (7.04)%. Although we are pleased that the Fund outperformed the Russell 2000 Index, it is somewhat of a hollow victory, as a difficult market environment has resulted in negative absolute returns for our shareholders. Rest assured that we remain committed to our goal of producing positive, long-term returns for our shareholders.

     In terms of relative performance, the Fund’s top contributors during the period came primarily from the consumer cyclicals, communications and basic materials sectors. Our strongest performer in the consumer cyclicals group was Aeropostale Inc., a specialty retailer of clothing and accessories. Aeropostale bucked the trend of most retailers by posting a return slightly over 18%. We believe the company has benefited from its focus on the teen segment of the market as they are traditionally one of the last consumer groups to give up discretionary spending on clothes.

     The Fund’s leading contributor within the communications sector was Superior Essex Inc., a manufacturer of wire and cable products for the communications, energy, automotive, industrial, and commercial/residential end-markets. During the second quarter, the company announced that LS Cable Ltd., a Korean company, was acquiring it. Superior Essex’s stock was up sharply even prior to the announcement and finished the first half of the year as our top performer, returning 85%.

     Among our basic materials holdings, Schnitzer Steel Industries Inc. was a standout performer. Schnitzer manufactures steel products from lower-cost recycled metals and continues to generate strong free cash flow. The company is benefiting from strong demand for steel, particularly in Asia.

36	Semi-Annual Report June 30, 2008 (Unaudited)

     Fund performance for the first half of the 2008 was hampered by select holdings within the medical/healthcare, interest-rate sensitive and consumer staples sectors. Within medical/healthcare, Orthofix International N.V. explored the potential divestiture of certain assets in its orthopedic division. Bids for the assets led them to reconsider and while we believe business fundamentals remain positive, the stock price reflected investor disappointment in the cancelled sale.

     The interest-rate sensitive sector, particularly banks, remained in a take-no-prisoners environment throughout the period. PacWest Bancorp, formerly known as First Community Bancorp, is a commercial bank located in southern California that experienced what we feel is a temporary downturn. We believe investors have unfairly punished the stock, largely because it is located in one of several epicenters of home foreclosures. The bank is well capitalized and well managed. Non-performing assets have been modest and are well below current reserves.

     Returns in the consumer staple sector were weak as evidenced by the (8.2)% return within the Russell 2000 Index. Although there were no individual consumer staples holdings in the Fund that stood out as being particularly weak performers, collectively these stocks performed poorly relative to the Index.

     Looking ahead to the second half of 2008 and beyond, it remains unclear as to when the housing market will stabilize, commodity prices will plateau and lending institutions will purge themselves of non-performing loans. Further clouding the picture is a looming Presidential election in the fall. Despite all of these uncertainties, we are excited by the attractive new ideas we are finding in this volatile market environment.

1-800-392-CORE (2673) ■ www.westcore.com	37

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

38	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
3.84%	Superior Essex Inc. (SPSX) Manufactures wire and cable products found in automobiles, televisions, computers, telephones, motors and other items
3.71%	Waste Connections Inc. (WCN) Provides solid waste collection, transfer, disposal, and recycling services in secondary markets of the western U.S.
3.58%	T-3 Energy Services Inc. (TTES) Serves major and independent oil and gas companies involved in the exploration, production and development of oil and gas properties offshore in the Gulf of Mexico
2.92%	Oil States International Inc. (OIS) Provides specialty products and services to oil and gas drilling and production companies
2.86%	Schnitzer Steel Industries Inc. (SCHN) Operates a steel scrap recycling business in the western U.S.
2.58%	Sciele Pharma Inc. (SCRX) A pharmaceutical company focused on the sales, marketing and development of branded prescription products for the treatment of cardiovascular/
metabolic and women’s health
2.55%	Belden Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and date networking markets
2.40%	STERIS Corp. (STE) Markets a line of cleaning, decontamination and sterilization systems for medical device, pharmaceutical, food safety and industrial markets
2.28%	CommScope Inc. (CTV) Designs, manufactures and markets coaxial cables and other high-
performance electronic and fiber optic cable products primarily for communication applications
2.23%	Kendle International Inc. (KNDL) Provides a broad range of Phase I through Phase IV clinical research and drug development services to pharmaceutical and biotechnology industries
Percent of Net Assets in Top Ten Holdings: 28.95%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

    Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

     The six-month period ended June 30, 2008 was tumultuous for investors, as discouraging news on home foreclosures, rising commodity prices, credit availability, and job creation buffeted the stock market. The environment was made even more challenging by high fuel and food prices, which convinced consumers to curtail spending on everything from homes and autos to high-end consumer discretionary items. Further clouding the picture was rhetoric around the upcoming presidential election. Nonetheless, the combination of economic stimulus checks, aggressive interest rate reductions by the Federal Reserve and solid international exports leads us to believe that the second half of 2008 and beyond will be a more positive environment for stocks.

     For the semiannual period ended June 30, 2008, the Westcore Small-Cap Value Fund declined (8.71)% for both the retail and institutional classes. This compares to a (9.84)% loss posted by the Fund’s benchmark, the Russell 2000 Value Index, and a (8.26)% loss posted by our peer group, the Lipper Small-Cap Value Index.

     The sectors with the largest contributions to the Fund’s relative performance during this period included the interest-rate sensitive, transportation and communications groups.  While the interest-rate sensitive sector was one of the overall market’s weakest during the period, we were able to capture good performance from two of our holdings in this group. Southwest Securities Group Inc. and Westamerica Bancorp had double-digit returns for the period, enabling the Fund to outperform its benchmark in this sector. We were particularly pleased with Southwest Securities, which posted two solid quarters as a result of strong broker/dealer operations, a clearing operation that has stabilized under new management; a thriving thrift business benefiting from low-cost deposits, and a relatively conservative loan portfolio.

40	Semi-Annual Report June 30, 2008 (Unaudited)

     Within the transportation sector, our holdings in the dry bulk shipping area offered the largest contribution to the Fund’s results. In particular, Eagle Bulk Shipping Inc. and Genco Shipping & Trading Ltd. performed well, both benefiting from the tight supply of vessels, coupled with the continued strong demand for iron ore, coal and grains in Asia.

     A standout among our communications holdings was Adtran Inc., a telecom equipment company. New products introduced in 2007 translated into new customer orders in 2008, which drove returns and cash flows higher.

     Technology, basic materials and energy were three areas where we struggled relative to the benchmark. Within technology, Technitrol Inc., an electronic components manufacturer, was a disappointment. The company is in the midst of moving plant locations to regions with lower labor costs. In the short term, management has found it difficult to overcome some of the resulting redundant operating costs. Nonetheless, we believe there will be longer-term benefits from these relocations.

     The negative impact of our basic materials holdings can best be explained by our relatively modest exposure to this group. It has been difficult to find stocks within the basic materials sector that meet our strict criteria for selection, and therefore we maintained an underweight position in this sector relative to the Russell 2000 Value Index.

     With our absolute returns in the energy sector in the 34% range for the first six months of 2008, it is almost unfair to categorize it as an area of weakness in the Fund. In fact, Gulf Island Fabrication Inc. was one of the strongest individual contributors to our performance, with a return of more than 55%. Nonetheless, the Russell 2000 Value Index return for this sector exceeded 46% during the period.

     Looking ahead to the second half of 2008 and beyond, it remains unclear as to when the housing market will stabilize, commodity prices will plateau and lending institutions will purge themselves of non-performing loans. Despite all of these uncertainties, we are excited by the attractive new ideas we are finding in this volatile market environment.

1-800-392-CORE (2673) ■ www.westcore.com	41

Russell 2000 Value Index is the Fund’s benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

42	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
3.51%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California
3.48%	Belden Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and data networking markets
3.15%	Lincoln Electric Holdings Inc. (LECO) Designs and manufactures welding and cutting products
3.00%	Gulf Island Fabrication Inc. (GIFI) Makes offshore drilling and production platforms and other specialized structures used in the development and production of offshore oil and gas reserves
2.90%	Sauer-Danfoss Inc. (SHS) Designs, manufactures and sells hydraulic systems and components for use primarily in applications of off-highway mobile equipment
2.62%	Owens & Minor Inc. (OMI) Distributes medical/surgical supplies throughout the U.S.
2.50%	Adtran Inc. (ADTN) Designs, develops, manufactures, markets and services high-speed digital transmission products
2.39%	Westamerica Bancorp (WABC) Provides a full range of banking services to individual and corporate customers in northern and central California
2.33%	Bob Evans Farms Inc. (BOBE) Owns and operates full-service, family restaurants
2.27%	STERIS Corp. (STE) Markets a line of cleaning, decontamination and sterilization systems for medical device, pharmaceutical, food safety and industrial markets
Percent of Net Assets in Top Ten Holdings: 28.15%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

    Westcore Micro-Cap Opportunity Fund

FUND STRATEGY: Investing primarily in micro-cap companies whose stocks appear to be undervalued.

     On June 23, 2008, Westcore Funds launched the newest addition to our family, the Westcore Micro-Cap Opportunity Fund. The Fund typically focuses on the stocks of micro-cap companies with market capitalizations of less than $500 million.

     While micro-cap stocks make up approximately half of the names listed on the major stock exchanges, they typically represent less than 10% of the markets’ average daily trading volume. Additionally, because micro-caps are often overlooked by investors and under-researched by financial professionals, their share prices may diverge from the underlying values of the companies. The Westcore Micro-Cap Opportunity Fund was launched in recognition of the opportunities that such a large group of under-researched securities may provide.

     Employing a disciplined, repeatable investment approach that capitalizes on the Denver Investment Advisors’ 25 years of financial modeling experience and the portfolio managers’ combined 50+ years of experience, the Fund is broadly diversified, holding approximately 150 securities at the end of the period. Our quantitative model was designed to capture the strong upside potential that the market’s smallest companies may possess. We use a carefully selected group of metrics to search for micro-cap companies with lower valuation characteristics that we believe are higher quality and have strong prospects for growth.

44	Semi-Annual Report June 30, 2008 (Unaudited)

     From the Fund’s inception on June 23, 2008, through June 30, 2008, it returned (5.50)%, while its benchmark, the Russell Micro-Cap Index, returned (6.17)%. During this same period, the Fund’s peer group, the Lipper Small-Cap Core Index, returned (4.10)%. It’s worth noting that this performance represents only a six-day period in a very volatile market environment.

     Looking ahead, it remains unclear as to when the housing market will stabilize, commodity prices will plateau and lending institutions will rid themselves of non-performing loans. Further clouding the picture is the Presidential election in the fall. Despite all of these uncertainties, we are excited by the opportunities the micro-cap asset class provides and look forward to being a part of your long-term investment goals.

1-800-392-CORE (2673) ■ www.westcore.com	45

    Westcore Micro-Cap Opportunity Fund (continued)

Comparison of Change in Value of $10,000 Investment in Westcore Micro-Cap Opportunity Fund

There is no comparison of change in value of $10,000 investment in Westcore Micro-Cap Opportunity Fund’s benchmark and peer group indexes because of its recent inception date.

Top 10 Holdings as of June 30, 2008
1.43%	RehabCare Group Inc. (RHB) Provides acute rehabilitation, subacute, outpatient, temporary and permanent therapist and nurse staffing services on a contract basis
1.29%	MainSource Financial Group Inc. (MSFG) The holding company for MainSource Bank,
Peoples Trust company and MainSource Bank of Illinois
1.27%	Westmoreland Coal Co. (WLB) An independent coal company operating in various western states
1.26%	Mesabi Trust (MSB) Owns mining rights on taconite properties in Minnesota
1.25%	Boston Beer Company Inc. (SAM) Produces a variety of craft-brewed beers and cider products under such names as Boston Beer Company, Samuel Adams and HardCore
1.24%	Advanced Energy Industries Inc. (AEIS) Manufactures power conversion and control systems used in plasma-based thin film production equipment
1.24%	Micrel Inc. (MCRL) Designs, develops, manufactures and markets analog power integrated circuits and digital integrated circuits
1.22%	Ramco-Gershenson Properties Trust (RPT) Owns, develops, acquires, manages and leases regional malls, community shopping centers and single tenant properties, nationally
1.22%	Symyx Technologies Inc. (SMMX) Develops high-speed technologies that aid in the discovery of new materials for industrial customers
1.21%	CTS Corp. (CTS) Designs, manufactures and sells electronic components and custom electronic assemblies
Percent of Net Assets in Top Ten Holdings: 12.63%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

46	Semi-Annual Report June 30, 2008 (Unaudited)

1-800-392-CORE (2673) ■ www.westcore.com	47

    Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

     The first six months of 2008 provided a volatile backdrop for the financial markets in general and high yield bonds in particular. Early on, concerns centered on a potential slowing economy and an anticipated up-tick in high yield bond default rates. Understandably, fixed income investors required higher yields to compensate for the increased risk of default during this period.

     Throughout the first quarter, concerns mounted over the declining housing market and the associated fall-out within the financial sector. The net effect was waning confidence in the financial system and its safeguards, including regulators, credit rating agencies and professional investors. In turn, high yield spreads continued to move wider, approaching levels not seen in five years. The Federal Reserve introduced multiple avenues of liquidity, while also utilizing the more traditional method of lowering the Fed Funds Rate.

     As the first quarter wound down, the increasing credit spread level, along with the market’s underlying concern for the financial system and counterparty risk, grew serious enough to warrant action by the Federal Reserve. As such, policymakers stepped in and brokered the “take-under” of Bear Stearns. Many investors believed this transaction marked a peak in the financial stress and looked toward the second quarter with optimism that the housing correction might play out without forcing the U.S. economy into a recession. Credit spreads tightened somewhat as high-yield bonds began making a comeback. The movement was short-lived, however, as June brought with it more signs of financial stress, indicating that the U.S. economy ultimately may not be able to avoid a housing-induced recession and mounting inflationary pressure.

     Throughout the period we positioned the Westcore Flexible Income Fund for a difficult market through our credit evaluation process, which resulted in exposure to higher-quality issuers in the energy, utilities and consumer staples industries. The Fund also maintained a position in REIT preferred stock and gaming companies — a sector that historically has held up well during periods of economic stress. While the preferred stock is lower in the capital structure than debt, we think the higher covenant standards across the REIT industry would provide protection from over-levering as we entered a slowing commercial real estate market. We also held a sizeable cash balance so that we could take advantage of the attractive investment opportunities that often present themselves during volatile markets.

48	Semi-Annual Report June 30, 2008 (Unaudited)

     Unfortunately, our efforts resulted in the Westcore Flexible Income Fund lagging its benchmark during the first half of 2008, posting a negative (5.24)% return for its retail shares and a negative (5.08)% return for its institutional shares. This compares to the (0.14)% decline posted by the Fund’s benchmark, the Lehman Brothers U.S. Corporate High Yield Ba Index, and a (2.02)% loss posted by its peer group, the Lipper High Current Yield Index.

     Stress in the financial markets was particularly detrimental to our REIT holdings, which are considered financial entities and are particularly vulnerable to refinance risk. While the majority of our REIT credit exposure is through investment-grade entities, credit spreads widened severely across varying issuers of REIT bonds.

     We were also adversely affected by our exposure to the gaming sector, which no longer demonstrates as resilient a revenue base that it possessed during previous economic slowdowns. We believe our specific holdings in the gaming sector will perform well over their term to maturity despite the industry-wide re-pricing.

     While our credit evaluation process involves a long-term view, we are experiencing a high yield market in which many investors take a short-term view. We believe this nearsighted perspective can result in wide and frequent price swings in even the high-quality issues we’ve chosen for the Fund. Over the long term, we believe these swings have provided us with good buying opportunities, yet in the near term, this volatility can also cause us to underperform our benchmark. It is times like these when we take comfort in our long-term performance and recall the wisdom of leading financial thinkers such as the late Sir John Templeton, who stated that periods of underperformance are unavoidable and investing at the point of greatest fear creates wealth over time.

     We remain steadfast in our approach to investing; focusing on the underlying fundamentals of each specific issuer. While we may alter our exposure and re-evaluate issuers in light of the current and expected market conditions, over time we feel our investment discipline and its associated low turnover will benefit the Fund and its investors. Furthermore, we anticipate our holdings will contribute meaningfully to performance when the financial markets begin to focus on an ultimate recovery of the U.S. economy.

1-800-392-CORE (2673) ■ www.westcore.com	49

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 6/30/08 to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Services, Standard & Poor’s Corporation or Fitch Investor’s Service, in order. Long-term indices include bonds with maturities of ten years or longer. Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected Lipper High Current Yield Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

50	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Corporate Credit Exposure		Top 10 Sectors as of
as of June 30, 2008		June 30, 2008
4.07%	Ford Motor Co.	13.53%	Energy (non-util)
3.63%	Leucadia National Corp.	13.23%	Leisure
3.56%	MGM Mirage Resorts Inc.	12.13%	Other Industrials
3.15%	Qwest Corp.	8.78%	Autos
2.84%	Aramark Corp.	6.48%	Financial Services
2.54%	Royal Caribbean Cruises Ltd.	4.21%	REITS-Healthcare
2.06%	CSX Corp.	3.86%	Telecom & Related
2.01%	Omega Healthcare	3.32%	REITS-Regional Malls
1.99%	Las Vegas Sands Corp.	2.97%	REITS-Hotels
1.95%	Freeport-McMoran Corp.	2.73%	Transportation
Percent of Net Assets in Top Ten Corporate Credit Exposure: 27.80%		Percent of Net Assets in Top Ten Sectors: 71.24%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

1-800-392-CORE (2673) ■ www.westcore.com	51

    Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

     The first half of 2008 opened with hopes that the credit crisis would stay contained within the subprime segment of the mortgage market. However, those hopes were dashed as the crisis proved more extensive and challenged the broader investment markets. Despite early capital-raising by many financial institutions and investments by sovereign wealth funds and other private equity, it soon became evident that this was a much deeper corrective episode. As the year progressed, credit spreads continued to widen and treasury yields declined.

    With financial institutions highly levered, the rapid and severe decline in subprime had an extreme constricting effect on larger and more expansive financial intermediaries. The situation was notably present in Bear Stearns, which required a Federal Reserve orchestrated acquisition by JP Morgan, and bond insurer MBIA, which lost its vital AAA rating.

     Many investors saw the JP Morgan acquisition of Bear Stearns as a positive sign. Other evidence that the tide may be turning included cuts in the short-term lending and discount rates, which at period-end were 2.0% and 2.25%, respectively, as well as the creation of the Term Auction Facility for depository institutions and the Term Securities Lending Facility for Primary Dealers. Credit spreads began to stabilize and treasury yields started to rise as the market conceived the idea that the worst in the credit situation had passed, and inflation, led by rapidly increasing oil prices, was the dominant threat to fixed-income markets.

     However, these hopes proved premature as write-downs of asset values by financial institutions continued, Fannie Mae and Freddie Mac struggled with further declines in housing prices, and treasury rates again declined as the second quarter came to a close.

     While credit quality and employment data are important to monitor as we attempt to judge the state of the bond market, we recognize that further stimulus from the government, extensive declines in home and equity prices, and the weaker dollar may attract enough new capital to lift the economy. Despite our optimism, we remain cautious as housing prices have yet to stabilize and higher commodity prices pressure consumer discretionary income.

52	Semi-Annual Report June 30, 2008 (Unaudited)

     In credit crises like the one we are living through now, bonds generally perform well as interest rates decline and bond prices rise. In this environment, however, non-treasury bonds tend to underperform as the market prices in higher credit and liquidity risk.

     The Fund entered the year with a neutral stance relative to the benchmark in both its weighting in non-treasury securities and exposure to interest rates. As the credit crisis progressed, we trimmed exposure to the real estate market, auto industry, and financial institutions, and made selective purchases in what we feel are under-priced, high quality securities.

     Additions to the portfolio in the first half of 2008 included Wal-Mart Stores, Inc., ConocoPhillips, Coca-Cola Co., Harley Davidson Motorcycle Trust, and Vanderbilt Mortgage, which is owned by Clayton Homes, a Berkshire Hathaway company. Securities sold from the portfolio included Starwood Hotels and Resorts, IStar Financial, and our holdings in the auto parts suppliers American Axle, Visteon Corporation, and Dana Corporation, to name a few.

     The Fund’s holdings in below-investment grade securities remained at near-historic lows throughout the first half of 2008, closing the period at 6.3%. We anticipate increasing this exposure when we are confident that the credit markets have priced in the full extent of the economic downturn.

     The Fund’s holdings in mortgage-backed securities remain significantly underweighted relative to the benchmark, as we have chosen to hold other non-treasury securities to achieve our neutral exposure. The potential variability in pre-payments due to interest rate moves, the weakening housing market, and the financial difficulties in government-sponsored enterprises Fannie Mae and Freddie Mac led us to assess better value in other investments.

     When all was said and done, for the six months ended June 30, 2008, the Westcore Plus Bond Fund returned 0.14% for its retail shares and 0.28% for its institutional shares. By comparison, the Fund’s benchmark, the Lehman Brothers Aggregate Index, returned 1.13% and the Fund’s peer group, the Lipper Intermediate Investment Grade Index, declined (0.98)% over the same period.

     Despite the significant swings in treasury yields over the first half, our neutral exposure to interest rates proved appropriate, as the yield on the 10-year treasury note remained effectively unchanged over the period.

     With our holdings of higher quality corporate bonds and neutral interest rate exposure, we believe the Fund is well positioned in the current liquidity crisis. If the U.S. equity market suffers further declines, we believe higher quality intermediate bonds will continue to play an important stabilizing role in a diversified portfolio.

1-800-392-CORE (2673) ■ www.westcore.com	53

Lehman Brothers Aggregate Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Intermediate Investment Grade Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Funds classification. This classification consists of funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

54	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Corporate Credit Exposure		Top 10 Sectors as of
as of June 30, 2008		June 30, 2008
1.56%	CSX Corp.	24.79%	Agency Mortgaged
1.10%	ConocoPhillips		Backed Securities
1.02%	Burlington Northern Santa Fe Corp.	18.09%	U.S. Government &
1.01%	Nevada Power Co.		Agency Obligations
1.00%	BMW US Capital Inc.	7.59%	Energy (non-util)
0.94%	Simon Property Group	6.11%	Asset Backed Securities
0.94%	Wells Fargo & Co.	4.84%	Financial Services
0.93%	The Coca-Cola Co.	4.50%	Utilities
0.92%	Wal-Mart Stores, Inc.	4.16%	Other Industrials
0.92%	BHP Billiton Finance	3.04%	Autos
		2.60%	Pharmaceuticals
		2.58%	Transportation
Percent of Net Assets in Top Ten Corporate Credit Exposure: 10.34%		Percent of Net Assets in Top Ten Sectors: 78.30%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

1-800-392-CORE (2673) ■ www.westcore.com	55

    Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

     After dramatically reducing short-term borrowing rates by 3.25% in just nine months, the U.S. Federal Reserve now seems inclined to pause in its policy deliberations. In lieu of raising interest rates to pre-empt perceived rising inflationary expectations, the Fed’s priorities at present appear to revolve around maintaining financial stability within the nation’s two largest mortgage lenders: Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. This, combined with lower capital market valuations, rising unemployment, a tepid economy, and an exceedingly pessimistic consumer confidence indicator, all point to maintaining the current Federal Funds Rate, which at this writing is 2.00%.

     Against this backdrop, municipal bond performance during the first half of 2008 lagged that of the highest quality, most liquid U.S. Treasury securities. While the yield on the 10-year U.S. Treasury declined modestly from 4.03% to 3.97% from December 31, 2007, to June 30, 2008, the average yield of the Municipal 20 Bond Buyer Index, a gauge of AAA-rated general obligation bonds, rose from 4.44% to 4.83%.

     During this same period, the Westcore Colorado Tax-Exempt Fund returned 0.46% after fund expenses. This compares favorably to the 0.36% return for the Lehman Brothers 10-year Municipal Bond Index and a 0.25% return for the Fund’s peer group, the Lipper Intermediate Municipal Debt Index. By way of single-state comparison, Lehman Brothers Colorado-only index of 757 issues registered a six-month return of (0.88)%, suggesting Colorado-specific securities fared much more poorly for the period than other state-specific securities. As fund managers, we saw no explicable rationale for this seemingly large dichotomy. The Fund’s higher relative return may be attributed to the approximate 13.5% weighting in one-year and shorter maturities in a period of high volatility and generally rising municipal bond yields.

     With municipal bond yields in excess of 100% of comparable maturity U.S. Treasury securities, our investment strategy during the period was to take advantage of this anomaly in the marketplace to purchase longer maturity, 5%+ coupon issues. Two examples of Colorado obligations we purchased were Baa1 rated University of Colorado Hospital Revenue Bonds 5.25% due 11/15/2022 and AA rated El Paso County Certificates of Participation Detention Facility Project 5.375% due on 12/01/2019.

56	Semi-Annual Report June 30, 2008 (Unaudited)

     We purchased our University of Colorado Revenue bonds at a 5.00% yield basis to the anticipated 11/15/09 call date. This translates into a 7.69% taxable equivalent yield for investors in a 35% federal marginal tax bracket and, at the time of purchase, represented 217% of the comparable U.S. Treasury yield. Should the issue be held to the final stated maturity date in 2022, the taxable equivalent yield rises to 8.02% and the yield to maturity, at 5.22%, represents 114% of the comparable U.S. Treasury security.

     Our El Paso Detention Facility bonds were purchased at a yield of 4.60% to the 12/01/2012 call date, carrying a taxable equivalent yield of 7.08% and representing a yield of 131% of a comparable 4-year U.S. Treasury security. Again, should the security not be redeemed on its anticipated 2012 call date, the taxable equivalent yield jumps to 7.72% in 2019 and yields 115% over a similar U.S. Treasury issue. Neither of these credits is subject to the alternative minimum tax and both are examples of the types of investment opportunities that we believe provide value to shareholders.

     We continue to look for Colorado credits carrying a coupon of 5% or higher of investment-grade quality. Due to the credit deterioration of the third-party monoline insurers (insurance companies offering a single type of insurance contract) such as MBIA, AMBAC and XLCA, it is imperative that we scrutinize any investments being considered for the Fund to ensure that underlying, or “stand-alone” ratings issued by the three major rating agencies, Moody’s, Standard & Poor’s and Fitch, are verifiable. The average dollar weighted credit quality of the Fund as of June 30, 2008 was Aa3/AA-.

     In our last letter to you, we discussed the potential for a short-term dislocation in the municipal bond market following a pending decision by the U.S. Supreme Court on Kentucky vs. Davis, a court case dealing with the sovereignty of states to tax out-of-state municipal income earned by in-state residents. On May 19, 2008, in a 7-2 ruling, the Supreme Court upheld the decision of the lower court, maintaining the status quo. The decision is important for the Fund, as it reinforces the structural integrity of owning state-specific debt obligations. Had the ruling been otherwise, the value of owning Colorado-only tax-exempt obligations in the Fund would have been diminished. As it is, we will continue with business as usual.

     Looking forward, we believe a severe economic slowdown in the face of rising core inflation is a distinct possibility. It is our opinion that the consumer is in the midst of retrenching. As the impact of stimulus checks wane, we believe consumers will concentrate on cutting costs as unemployment grinds higher. The housing situation has not stabilized, and the July 11 failure of Indymac Bank, the seventh largest mortgage originator in the U.S., has consumers anxious.

1-800-392-CORE (2673) ■ www.westcore.com	57

    Westcore Colorado Tax-Exempt Fund (continued)

     Despite these real concerns, we believe capital preservation and double-tax exemption of interest for Colorado residents presents a great alternative for investors. With this in mind, we will continue to focus on higher-coupon bonds and to apply our intensive research process toward ensuring that every security currently held in the Fund or being considered for investment meets our credit parameters.

Comparison of Change in Value of $10,000 Investment in Westcore Colorado Tax-Exempt Fund, Lehman Brothers 10-Year Municipal Bond Index and Lipper Intermediate Municipal Debt Index

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody’s Investor Services Aaa to Baa, Standard & Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

58	Semi-Annual Report June 30, 2008 (Unaudited)

Top 10 Holdings as of June 30, 2008
1.81%	Arkansas River Power Authority, 5.875%, 10/01/2026
1.79%	Larimer County, Poudre School District R-1, 6.00%, 12/15/2017
1.78%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017
1.76%	El Paso County School District 12, 5.00%, 09/15/2013
1.73%	Aurora County Hospital, 5.000%, 12/01/2022
1.71%	Jefferson County School District R-1, 5.00%, 12/15/2024
1.71%	Regional Transportation District CO CTFS Partnership, 5.00%, 12/01/2022
1.69%	Denver City & County, 5.00%, 11/15/2018
1.68%	Adams 12 Five Star Schools, Zero Coupon, 12/15/2024
1.67%	University of Colorado Hospital Authority, 5.250%, 11/15/2022
Percent of Net Assets in Top Ten Holdings: 17.33%
Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

1-800-392-CORE (2673) ■ www.westcore.com	59

Statement of Investments

Westcore MIDCO Growth Fund	61

Westcore Growth Fund	64

Westcore Select Fund	67

Westcore International Frontier Fund	69

Westcore Blue Chip Fund	72

Westcore Mid-Cap Value Fund	75

Westcore Small-Cap Opportunity Fund	78

Westcore Small-Cap Value Fund	81

Westcore Micro-Cap Opportunity Fund	84

Westcore Flexible Income Fund	89

Westcore Plus Bond Fund	99

Westcore Colorado Tax-Exempt Fund	112

Statements of Assets and Liabilities	122

Statements of Operations	127

Statements of Changes in Net Assets	132

Financial Highlights	144

Notes to Financial Statements	175

Other Important Information	206

60	Semi-Annual Report June 30, 2008 (Unaudited)

    Westcore MIDCO Growth Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 95.93%
Consumer Discretionary 14.49%
Auto Components 1.79%
ArvinMeritor Inc.	229,400	$2,862,912

Distributors 0.55%
Central European
Distribution Corp.**	11,900	882,385

Hotels, Restaurants & Leisure 2.52%
Bally Technologies Inc.**	57,400	1,940,120
Melco PBL Entertainment
Ltd. - ADR
(China-Hong Kong)**	223,500	2,083,020
		4,023,140

Internet & Catalog Retail 0.86%
NetFlix Inc.**	52,900	1,379,103

Media 1.54%
Central European Media
Enterprises Ltd.
(Bermuda)**	27,200	2,462,416

Specialty Retail 4.76%
Abercrombie & Fitch
Co. - Class A	30,600	1,918,008
GameStop Corp.**	50,900	2,056,360
TJX Companies Inc.	115,400	3,631,638
		7,606,006

Textiles Apparel & Luxury Goods 2.47%
Coach Inc.**	78,200	2,258,416
Phillips-Van Heusen Corp.	46,300	1,695,506
		3,953,922

Total Consumer Discretionary
(Cost $24,792,400)		23,169,884

	Shares	Market Value

Energy 15.10%
Energy Equipment & Services 7.20%
Cameron
International Corp.**	66,000	$3,653,100
Noble Corp.	51,300	3,332,448
Oceaneering
International Inc.**	46,300	3,567,415
Superior Energy
Services Inc.**	17,200	948,408
		11,501,371

Oil, Gas & Consumable Fuels 7.90%
Denbury Resources Inc.**	92,000	3,358,000
Newfield Exploration Co.**	50,300	3,282,075
Range Resources Corp.	39,500	2,588,830
Ultra Petroleum Corp.**	34,700	3,407,540
		12,636,445
Total Energy
(Cost $14,396,151)		24,137,816

Financials 8.89%
Capital Markets 8.89%
Eaton Vance Corp.	91,500	3,638,040
Invesco Ltd. - ADR	123,200	2,954,336
Jefferies Group Inc.	70,800	1,190,856
Lazard Ltd. (Bermuda)	63,700	2,175,355
T. Rowe Price Group Inc.	75,300	4,252,191
		14,210,778
Total Financials
(Cost $10,934,337)		14,210,778

Healthcare 16.45%
Biotechnology 5.87%
Amylin
Pharmaceuticals Inc.**	39,900	1,013,061
BioMarin
Pharmaceutical Inc.**	77,300	2,240,154
Cephalon Inc.**	59,800	3,988,062
United
Therapeutics Corp.**	21,900	2,140,725
		9,382,002

1-800-392-CORE (2673) ■ www.westcore.com	61

    Westcore MIDCO Growth Fund as of June 30, 2008 (continued)

	Shares	Market Value

Healthcare Equipment & Supplies 4.59%
ArthroCare Corp.**	64,500	$2,632,245
Orthofix Intl. N.V.
(Netherlands)**	71,800	2,078,610
St. Jude Medical Inc.**	32,300	1,320,424
Zimmer Holdings Inc.**	19,100	1,299,755
		7,331,034

Healthcare Providers & Services 3.61%
DaVita Inc.**	35,750	1,899,398
Humana Inc.**	35,700	1,419,789
Laboratory Corporation
of America **	35,100	2,444,013
		5,763,200

Life Sciences Tools & Services 0.90%
Illumina Inc.**	16,500	1,437,315

Pharmaceuticals 1.50%
Endo Pharmaceuticals
Holdings Inc.**	98,900	2,392,391

Total Healthcare
(Cost $24,955,176)		26,305,942

Industrials 17.44%
Aerospace & Defense 2.17%
BE Aerospace Inc.**	60,800	1,416,032
Spirit Aerosystems
Holdings Inc.**	107,500	2,061,850
		3,477,882

Air Freight & Logistics 1.70%
HUB Group Inc.**	79,600	2,716,748

Airlines 1.08%
Continental Airlines Inc.**	81,000	818,910
Delta Air Lines Inc.**	159,900	911,430
		1,730,340
	Shares	Market Value

Commercial Services & Supplies 3.16%
FTI Consulting Inc.**	27,200	$1,862,112
Monster Worldwide Inc.**	57,200	1,178,892
The Brink’s Co.	30,700	2,008,394
		5,049,398

Construction & Engineering 1.18%
Jacobs Engineering
Group Inc.**	23,400	1,888,380

Electrical Equipment 0.82%
First Solar Inc.**	4,800	1,309,536

Machinery 5.21%
AGCO Corp.**	42,800	2,243,148
Cummins Inc.	12,000	786,240
Joy Global Inc.	33,400	2,532,722
Pentair Inc.	78,900	2,763,077
		8,325,187

Road & Rail 2.12%
JB Hunt Transport
Services Inc.	52,600	1,750,528
Kansas City Southern**	37,300	1,640,827
		3,391,355

Total Industrials
(Cost $32,274,474)		27,888,826

Information Technology 17.22%
Communications Equipment 1.57%
Polycom Inc.**	103,000	2,509,080

Electronic Equipment & Instruments 3.16%
Dolby Laboratories Inc.**	67,900	2,736,370
Itron Inc.**	23,600	2,321,060
		5,057,430

Internet Software & Services 3.49%
Akamai Technologies Inc.**	93,800	3,263,302
Equinix Inc.**	26,000	2,319,720
		5,583,022

62	Semi-Annual Report June 30, 2008 (Unaudited)

    Westcore MIDCO Growth Fund as of June 30, 2008 (continued)

	Shares	Market Value

Semiconductors &
Semiconductor Equipment 6.06%
Broadcom Corp. -
Class A**	103,800	$2,832,702
Intersil Corp.	75,000	1,824,000
Marvell Technology Group
Ltd. (Bermuda)**	184,500	3,258,270
Silicon Laboratories Inc.**	49,300	1,779,237
		9,694,209

Software 2.94%
Electronic Arts Inc. **	35,000	1,555,050
THQ Inc.**	154,700	3,134,222
		4,689,272

Total Information Technology
(Cost $27,568,140)		27,533,013

Materials 2.08%
Chemicals 2.08%
Celanese Corp.	72,800	3,324,048

Total Materials
(Cost $2,319,784)		3,324,048

Telecommunication Services 4.26%
Wireless Telecommunication Services 4.26%
MetroPCS
Communications Inc.**	133,000	2,355,430
NII Holdings Inc.**	57,400	2,725,926
SBA Communications
Corp.**	48,200	1,735,682
		6,817,038

Total Telecommunication Services
(Cost $6,929,477)		6,817,038

Total Common Stocks
(Cost $144,169,939)	153,387,345
	Shares	Market Value

Money Market Mutual Funds 1.90%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	3,031,009	$3,031,009

Total Money Market Mutual Funds
(Cost $3,031,009)		3,031,009

Total Investments
(Cost $147,200,948)	97.83%	156,418,354

Other Assets in
Excess of Liabilities	2.17%	3,467,430

Net Assets	100.00%	$159,885,784

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore MIDCO Growth Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$ 144,360,683	90.29%
Bermuda	7,896,041	4.94%
China-Hong Kong	2,083,020	1.30%
Netherlands	2,078,610	1.30%
Total Investments	156,418,354	97.83%
Other Assets in Excess
of Liabilities	3,467,430	2.17%
Net Assets	$ 159,885,784	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	63

    Westcore Growth Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 95.16%
Consumer Discretionary 4.80%

Hotels, Restaurants & Leisure 3.11%
McDonald’s Corp.	61,430	$3,453,595
Wynn Resorts Ltd.	15,340	1,247,909
Yum! Brands Inc.	86,926	3,050,233
		7,751,737
Multiline Retail 0.73%
Target Corp.	39,122	1,818,782

Textile Apparel & Luxury Goods 0.96%
Nike Inc. - Class B	40,203	2,396,501

Total Consumer Discretionary
(Cost $11,819,343)		11,967,020

Consumer Staples 5.28%
Beverages 1.29%
Molson Coors Brewing Co.	59,170	3,214,706

Food & Staples Retailing 3.99%
Costco Wholesale Corp.	71,880	5,041,663
CVS Caremark Corp.	124,440	4,924,091
		9,965,754
Total Consumer Staples
(Cost $12,251,430)		13,180,460

Energy 13.13%
Energy Equipment & Services 8.18%
Cameron
International Corp.**	80,043	4,430,380
Halliburton Co.	70,089	3,719,623
Schlumberger Ltd.	43,470	4,669,983
Transocean Inc.**	28,622	4,361,707
Weatherford
International Ltd.**	64,758	3,211,349
		20,393,042

Oil, Gas & Consumable Fuels 4.95%
Arch Coal, Inc.	42,308	3,174,369
Exxon Mobil Corp.	61,490	5,419,113
Newfield Exploration Co.**	57,734	3,767,144
		12,360,626
	Shares	Market Value

Total Energy
(Cost $27,072,973)		$32,753,668

Financials 4.45%
Capital Markets 4.45%
Charles Schwab Corp.	152,836	3,139,251
Franklin Resources Inc.	15,210	1,393,997
Goldman Sachs Group Inc.	22,113	3,867,563
Janus Capital Group Inc.	101,644	2,690,517
		11,091,328
Total Financials
(Cost $10,410,073)		11,091,328

Healthcare 15.18%
Biotechnology 5.13%
Celgene Corp.**	32,620	2,083,439
Genentech Inc.**	32,970	2,502,423
Genzyme Corp.**	30,670	2,208,853
Gilead Sciences Inc.**	113,320	6,000,294
		12,795,009
Healthcare Equipment & Supplies 4.22%
Baxter International Inc.	50,470	3,227,052
Covidien Ltd.	105,334	5,044,445
Medtronic Inc.	43,690	2,260,958
		10,532,455

Healthcare Providers & Services 2.06%
Aetna Inc.	28,670	1,161,995
Cigna Corp.	32,720	1,157,961
Medco Health
Solutions Inc.**	59,440	2,805,568
		5,125,524

Life Sciences Tools & Services 0.77%
Thermo Fisher
Scientific Inc.**	34,270	1,909,867

Pharmaceuticals 3.00%
Abbott Laboratories	62,215	3,295,528
Merck & Co. Inc	60,140	2,266,677
Schering-Plough Corp.	97,730	1,924,304
		7,486,509

64	Semi-Annual Report June 30, 2008 (Unaudited)

    Westcore Growth Fund as of June 30, 2008 (continued)

	Shares	Market Value

Total Healthcare
(Cost $34,667,760)		$37,849,364

Industrials 10.23%
Aerospace & Defense 5.44%
Boeing Co.	28,476	1,871,443
Honeywell International Inc.	49,330	2,480,312
Lockheed Martin Corp.	37,610	3,710,602
Precision Castparts Corp.	16,975	1,635,881
Raytheon Co.	36,220	2,038,462
United Technologies Corp.	29,670	1,830,639
		13,567,339

Industrial Conglomerates 1.52%
McDermott
International Inc.**	61,410	3,800,665

Machinery 2.10%
Deere & Co.	56,020	4,040,723
Joy Global Inc.	15,640	1,185,981
		5,226,704

Road & Rail 1.17%
Norfolk Southern Corp.	46,457	2,911,460

Total Industrials
(Cost $25,154,363)		25,506,168

Information Technology 32.61%
Communications Equipment 8.66%
Cisco Systems Inc.**	270,180	6,284,387
Corning Inc.	207,080	4,773,194
QUALCOMM Inc.	61,630	2,734,523
Research In Motion
Ltd. (Canada)**	66,818	7,811,023
		21,603,127

Computers & Peripherals 6.58%
Apple Inc.**	67,285	11,266,200
Hewlett-Packard Co.	116,336	5,143,215
		16,409,415
	Shares	Market Value

Internet Software & Services 4.49%
Google Inc. - Class A**	21,287	$11,205,903

IT Services 5.35%
MasterCard Inc.	28,460	7,556,699
Visa Inc.**	71,123	5,783,011
		13,339,710

Semiconductors &
Semiconductor Equipment 4.04%
Applied Materials Inc.	126,110	2,407,440
Intel Corp.	185,150	3,977,022
Marvell Technology Group
Ltd. (Bermuda)**	90,840	1,604,234
National
Semiconductor Corp.	101,807	2,091,116

		10,079,812
Software 3.49%
Microsoft Corp.	216,850	5,965,544
Oracle Corp.**	130,440	2,739,240
		8,704,784

Total Information Technology
(Cost $64,487,584)		81,342,751

Materials 7.86%
Chemicals 7.04%
Air Products &
Chemicals Inc.	39,461	3,901,114
Monsanto Co.	49,517	6,260,930
Potash Corp. of
Saskatchewan Inc.
(Canada)	22,720	5,193,110
Syngenta AG - ADR
(Switzerland)	34,064	2,203,941
		17,559,095

Containers & Packaging 0.82%
Owens-Illinois Inc.**	48,897	2,038,516

Total Materials
(Cost $13,334,929)		19,597,611

1-800-392-CORE (2673) ■ www.westcore.com	65

    Westcore Growth Fund as of June 30, 2008 (continued)

	Shares	Market Value

Telecommunication Services 1.62%
Wireless Telecommunication Services 1.62%
America Movil SAB de CV -
ADR (Mexico)	38,630	$2,037,732
Mobile Telesystems
OJSC (Russia)	26,290	2,014,077
		4,051,809

Total Telecommunication Services
(Cost $2,511,616)		4,051,809

Total Common Stocks
(Cost $201,710,071)		237,340,179

Money Market Mutual Funds 3.00%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	7,466,122	7,466,122

Total Money Market Mutual Funds
(Cost $7,466,122)		7,466,122

Total Investments
(Cost $209,176,193)	98.16%	244,806,301

Other Assets in Excess
of Liabilities	1.84%	4,598,529

Net Assets	100.00%	$249,404,830

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Growth Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$223,942,184	89.79%
Canada	13,004,133	5.22%
Switzerland	2,203,941	0.88%
Mexico	2,037,732	0.82%
Russia	2,014,077	0.81%
Bermuda	1,604,234	0.64%
Total Investments	244,806,301	98.16%
Other Assets in
Excess of Liabilities	4,598,529	1.84%
Net Assets	$249,404,830	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

66	Semi-Annual Report June 30, 2008 (Unaudited)

    Westcore Select Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 95.61%
Consumer Discretionary 17.54%
Specialty Retail 9.23%
Abercrombie & Fitch
Co. - Class A	26,500	$1,661,020
TJX Companies Inc.	58,200	1,831,554
		3,492,574

Textiles, Apparel & Luxury Goods 8.31%
Coach Inc.**	52,500	1,516,200
Phillips-Van Heusen Corp.	44,400	1,625,928
		3,142,128

Total Consumer Discretionary
(Cost $7,742,514)		6,634,702

Energy 4.73%
Oil & Gas 4.73%
Newfield
Exploration Co.**	27,400	1,787,850

Total Energy
(Cost $1,839,644)		1,787,850

Financials 9.28%
Capital Markets 9.28%
Invesco Ltd. - ADR	76,500	1,834,470
Lazard Ltd. (Bermuda)	49,100	1,676,765
		3,511,235

Total Financials
(Cost $3,764,224)		3,511,235

Healthcare 17.19%
Biotechnology 8.87%
BioMarin
Pharmaceutical Inc.**	47,000	1,362,060
Cephalon Inc. **	29,900	1,994,031
		3,356,091

Healthcare Providers & Services 4.09%
Laboratory Corporation
of America **	22,200	1,545,786
	Shares	Market Value

Pharmaceuticals 4.23%
Endo Pharmaceuticals
Holdings Inc.**	66,200	$1,601,378

Total Healthcare
(Cost $6,524,288)		6,503,255

Industrials 13.58%
Airlines 5.21%
Delta Air Lines Inc.**	345,700	1,970,490

Commercial Services & Supplies 4.04%
Monster
Worldwide Inc.**	74,200	1,529,262

Machinery 4.33%
Cummins Inc.	25,000	1,638,000

Total Industrials
(Cost $7,259,808)		5,137,752

Information Technology 24.10%
Communications Equipment 4.79%
Polycom Inc.**	74,400	1,812,384

Internet Software & Services 4.43%
Akamai
Technologies Inc.**	48,200	1,676,878

Semiconductors &
Semiconductor Equipment 10.92%
Broadcom Corp.**	81,600	2,226,864
Marvell Technology Group
Ltd. (Bermuda)**	107,800	1,903,748
		4,130,612
Software 3.96%
THQ Inc.**	74,000	1,499,240

Total Information Technology
(Cost $8,497,343)		9,119,114

1-800-392-CORE (2673) ■ www.westcore.com	67

    Westcore Select Fund as of June 30, 2008 (continued)

	Shares	Market Value

Materials 4.34%
Chemicals 4.34%
Celanese Corp.	36,000	$ 1,643,760

Total Materials
(Cost $1,447,495)		1,643,760

Telecommunication Services 4.85%
Wireless Telecommunication Services 4.85%
NII Holdings Inc.**	38,600	1,833,114

Total Telecommunication Services
(Cost $1,512,594)		1,833,114

Total Common Stocks
(Cost $38,587,910)		36,170,782

Money Market Mutual Funds 1.99%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	754,301	754,301

Total Money Market Mutual Funds
(Cost $754,301)		754,301

Total Investments
(Cost $39,342,211)	97.60%	36,925,083

Other Assets in
Excess of Liabilities	2.40%	905,933

Net Assets	100.00%	$ 37,831,016

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Select Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$33,344,570	88.14%
Bermuda	3,580,513	9.46%
Total Investments	36,925,083	97.60%
Other Assets in
Excess of Liabilities	905,933	2.40%
Net Assets	$37,831,016	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

68	Semi-Annual Report June 30, 2008 (Unaudited)

    Westcore International Frontier Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 100.17%
Commercial Services 26.78%
Advertising & Marketing Services 2.24%
Rightmove PLC
(United Kingdom)	107,000	$571,178
So-net M3 Inc. (Japan)	50	192,118
		763,296

Miscellaneous Commercial Services 20.34%
CTS Eventim AG
(Germany)	37,000	1,482,586
GST Holdings Ltd.
(China - Hong Kong)	1,315,700	455,595
Raffles Education Corp.
Ltd. (Singapore)	1,533,600	1,273,726
SAI Global Ltd.
(Australia)	516,300	1,148,290
Savills PLC
(United Kingdom)	330,100	1,456,372
Wirecard AG
(Germany)**	87,245	1,112,644
		6,929,213

Personnel Services 4.20%
En-japan Inc. (Japan)	850	1,432,877

Total Commercial Services
(Cost $11,319,089)		9,125,386

Communications 0.82%
Wireless Telecommunications 0.82%
Okinawa Cellular Telephone
Co. (Japan)	170	280,171

Total Communications
(Cost $514,307)		280,171

Consumer Durables 2.55%
Recreational Products 2.55%
Jumbo S.A. (Greece)	30,900	867,928

Total Consumer Durables
(Cost $759,925)		867,928

	Shares	Market Value

Consumer Non-Durables 5.33%
Food: Meat, Fish & Dairy 3.31%
Cranswick PLC
(United Kingdom)	87,400	$1,128,949

Food: Specialty & Candy 2.02%
Omega Pharma S.A.
(Belgium)	11,600	490,197
Unicharm Petcare
Corp. (Japan)	6,600	197,033
		687,230

Total Consumer Non-Durables
(Cost $2,115,046)		1,816,179

Consumer Services 2.69%
Restaurants 2.69%
Domino’s Pizza Group Ltd.
(United Kingdom)	252,900	916,797

Total Consumer Services
(Cost $1,016,181)		916,797

Distribution Services 10.84%
Electronics Distributors 5.81%
Diploma PLC
(United Kingdom)	370,310	1,202,281
Esprinet S.p.A. (Italy)	122,800	778,206
		1,980,487

Wholesale Distributors 5.03%
KS Energy Services Ltd.
(Singapore)	1,232,880	1,712,648

Total Distribution Services
(Cost $5,115,850)		3,693,135

Electronic Technology 2.72%
Computer Peripherals 2.72%
Roland DG Corp. (Japan)	35,000	927,862

Total Electronic Technology
(Cost $1,156,618)		927,862

1-800-392-CORE (2673) ■ www.westcore.com	69

    Westcore International Frontier Fund as of June 30, 2008 (continued)

	Shares	Market Value

Finance 17.94%
Financial Conglomerates 3.70%

Azimut Holding S.p.A.
(Italy)	143,200	$1,261,461

Investment Banks & Brokers 7.18%
IG Group Holdings PLC
(United Kingdom)	178,900	1,176,810
London Capital Group
Holdings PLC
(United Kingdom)	180,700	1,103,168
Nordnet AB (Sweden)	71,500	165,024
		2,445,002

Real Estate Development 6.72%
Kenedix Inc. (Japan)	1,166	1,427,509
Maisons France Confort
(France)	22,200	860,191
		2,287,700

Regional Banks 0.34%
Home Capital Group Inc
(Canada)	3,000	116,211

Total Finance
(Cost $6,632,576)		6,110,374

Health Technology 1.08%
Medical Specialties 0.52%
Mani Inc. (Japan)	2,800	176,145

Pharmaceuticals: Other 0.56%
EPS Co. Ltd. (Japan)	44	191,854

Total Health Technology
(Cost $299,163)		367,999

Industrial Services 7.36%
Engineering & Construction 7.36%
Cardno Ltd. (Australia)	369,600	1,608,605
Mears Group PLC
(United Kingdom)	164,100	898,048
		2,506,653
	Shares	Market Value

Total Industrial Services
(Cost $2,606,217)		$2,506,653

Process Industries 0.45%
Containers & Packaging 0.45%
Goodpack Ltd.
(Singapore)	134,200	151,900

Total Process Industries
(Cost $135,954)		151,900

Producer Manufacturing 11.98%
Industrial Machinery 9.03%
Aalberts Industries N.V.
(Netherlands)	55,400	1,046,698
Andritz AG (Austria)	18,600	1,172,860
Indutrade AB (Sweden)	43,700	856,230
		3,075,788

Metal Fabrication 2.95%
Metka S.A. (Greece)	47,200	1,006,216

Total Producer Manufacturing
(Cost $3,766,123)		4,082,004

Retail Trade 2.61%
Apparel & Footwear Retail 1.22%
Point Inc. (Japan)	14,500	415,125

Specialty Stores 1.39%
Village Vanguard Co.
Ltd. (Japan)	95	474,172

Total Retail Trade
(Cost $1,277,474)		889,297

Technology Services 4.51%
Internet Software/Services 3.23%
D+S europe AG
(Germany)**	53,700	1,099,973

70	Semi-Annual Report June 30, 2008 (Unaudited)

    Westcore International Frontier Fund as of June 30, 2008 (continued)

	Shares	Market Value

Packaged Software 1.28%
Kingdee International
Software Group Co. Ltd.
(China - Hong Kong)	2,134,000	$437,898

Total Technology Services
(Cost $1,043,045)		1,537,871

Transportation 2.51%
Marine Shipping 2.51%
Prosafe Production Public
Ltd. (Cyprus)**	147,320	853,283

Total Transportation
(Cost $899,882)		853,283

Total Common Stocks
(Cost $38,657,450)		34,126,839

Money Market Mutual Funds 4.51%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	1,538,620	1,538,620

Total Money Market Mutual Funds
(Cost $1,538,620)		1,538,620

Total Investments
(Cost $40,196,070)	104.68%	35,665,459

Liabilities in Excess
of Other Assets	(4.68%)	(1,595,513)

Net Assets	100.00%	$34,069,946

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore International Frontier Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United Kingdom	$8,453,603	24.81%
Japan	5,714,866	16.77%
Germany	3,695,203	10.85%
Singapore	3,138,274	9.21%
Australia	2,756,895	8.09%
Italy	2,039,667	5.99%
Greece	1,874,144	5.50%
United States	1,538,620	4.52%
Austria	1,172,860	3.44%
Netherlands	1,046,698	3.07%
Sweden	1,021,254	3.00%
China-Hong Kong	893,493	2.62%
France	860,191	2.52%
Cyprus	853,283	2.51%
Belgium	490,197	1.44%
Canada	116,211	0.34%
Total Investments	35,665,459	104.68%
Liabilities in Excess
of Other Assets	(1,595,513)	(4.68%)
Net Assets	$34,069,946	100.00%

Please note the country classification is based on the company headquarters.

1-800-392-CORE (2673) ■ www.westcore.com	71

Westcore Blue Chip Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 99.21%
Basic Materials 2.78%
Forestry & Paper 2.78%
Ball Corp.	30,900	$1,475,166

Total Basic Materials
(Cost $1,623,961)		1,475,166

Capital Goods 9.64%
Aerospace & Defense 3.82%
General Dynamics Corp.	13,000	1,094,600
Raytheon Co.	16,600	934,248
		2,028,848

Farm Equipment 1.39%
CNH Global N.V. - ADS
(Netherlands)	21,700	737,149

Industrial Products 4.43%
ITT Corp.	17,400	1,101,942
Parker Hannifin Corp.	17,500	1,248,100
		2,350,042

Total Capital Goods
(Cost $3,222,494)		5,116,039

Commercial Services 5.16%
Business Products & Services 2.58%
Quanta Services Inc. **	41,100	1,367,397

IT Services 1.05%
Computer
Sciences Corp.**	11,900	557,396

Transaction Processing 1.53%
The Western Union Co.	32,950	814,524

Total Commercial Services
(Cost $2,342,988)		2,739,317

Communications 8.04%
Networking 4.06%
Cisco Systems Inc.**	92,500	2,151,550
	Shares	Market Value

Telecomm Equipment & Solutions 3.98%
Nokia Corp. - ADR
(Finland)	18,000	$441,000
QUALCOMM Inc.	37,700	1,672,749
		2,113,749

Total Communications
(Cost $4,107,981)		4,265,299

Consumer Cyclicals 9.93%
Clothing & Accessories 2.38%
TJX Companies Inc.	40,200	1,265,094

Hotels & Gaming 1.88%
Starwood Hotels & Resorts
Worldwide Inc.	24,900	997,743

Other Consumer Services 1.16%
Expedia Inc.**	33,500	615,730

Publishing & Media 2.11%
Walt Disney Co.	35,800	1,116,960

Restaurants 2.40%
Darden Restaurants Inc.	39,800	1,271,212

Total Consumer Cyclicals
(Cost $4,154,238)		5,266,739

Consumer Discretionary 2.17%
Apparel & Footwear Manufacturing 2.17%
Nike Inc. - Class B	19,350	1,153,454

Total Consumer Discretionary
(Cost $1,215,414)		1,153,454

Consumer Staples 8.03%
Consumer Products 2.73%
Colgate-Palmolive Co.	21,000	1,451,100

72	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Blue Chip Fund as of June 30, 2008 (continued)

	Shares	Market Value

Food & Agricultural Products 5.30%
Bunge Ltd.	6,700	$721,523
Campbell Soup Co.	26,000	869,960
Unilever N.V.
(Netherlands)	42,900	1,218,360
		2,809,843

Total Consumer Staples
(Cost $3,647,799)		4,260,943

Energy 14.66%
Exploration & Production 7.29%
Occidental
Petroleum Corp.	22,700	2,039,821
XTO Energy Inc.	26,725	1,830,930
		3,870,751

Integrated Oils 2.99%
Marathon Oil Corp.	30,600	1,587,222

Oil Services 4.38%
Transocean Inc.**	15,242	2,322,728

Total Energy
(Cost $2,795,411)		7,780,701

Interest Rate Sensitive 10.37%
Integrated Financial Services 1.36%
JPMorgan Chase & Co.	21,100	723,941

Money Center Banks 0.71%
Bank of America Corp.	15,700	374,759

Property & Casualty Insurance 2.75%
ACE Ltd. (Bermuda)	9,200	506,828
American International
Group Inc.	17,600	465,696
The Travelers Cos Inc.	11,200	486,080
		1,458,604

Regional Banks 0.65%
Wachovia Corp.	22,300	346,319
	Shares	Market Value

Securities & Asset Management 4.90%
Invesco Ltd. - ADR	41,000	$983,180
Legg Mason Inc.	10,500	457,485
Morgan Stanley	8,900	321,023
State Street Corp.	13,100	838,269
		2,599,957

Total Interest Rate Sensitive
(Cost $7,354,644)		5,503,580

Medical & Healthcare 12.33%
Medical Technology 3.04%
Zimmer
Holdings Inc.**	23,700	1,612,785

Pharmaceuticals 9.29%
Abbott Laboratories	38,850	2,057,885
Amgen Inc.**	20,900	985,644
Teva Pharmaceutical
Industries Ltd. -
ADR (Israel)	41,200	1,886,960
		4,930,489

Total Medical & Healthcare
(Cost $5,386,789)		6,543,274

Technology 10.70%
Computer Software 2.27%
Microsoft Corp.	43,800	1,204,938

PC’s & Servers 3.96%
International Business
Machines Corp.	17,700	2,097,981

Semiconductors 4.47%
Altera Corp.	46,700	966,690
Intel Corp.	65,400	1,404,792
		2,371,482

Total Technology
(Cost $4,671,418)		5,674,401

1-800-392-CORE (2673) ■ www.westcore.com	73

Westcore Blue Chip Fund as of June 30, 2008 (continued)

	Shares	Market Value

Transportation 2.69%
Railroads 2.69%
Norfolk Southern Corp.	22,750	$ 1,425,743

Total Transportation
(Cost $818,220)		1,425,743

Utilities 2.71%
Regulated Electric 2.71%
PPL Corp.	27,500	1,437,425

Total Utilities
(Cost $1,291,907)		1,437,425

Total Common Stocks
(Cost $42,633,264)		52,642,081

Money Market Mutual Funds 0.82%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	436,414	436,414

Total Money Market Mutual Funds
(Cost $436,414)		436,414

Total Investments
(Cost $43,069,678)	100.03%	53,078,495

Liabilities in Excess
of Other Assets	(0.03%)	(17,924)

Net Assets	100.00%	$ 53,060,571

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.
Westcore Blue Chip Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%

United States	$48,288,198	91.01%
Netherlands	1,955,509	3.68%
Israel	1,886,960	3.56%
Bermuda	506,828	0.95%
Finland	441,000	0.83%
Total Investments	53,078,495	100.03%
Liabilities in Excess
of Other Assets	(17,924)	(0.03%)
Net Assets	$53,060,571	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

74	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Mid-Cap Value Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 97.54%
Basic Materials 4.22%
Other Materials (Rubber & Plastic) 4.22%
Crown Holdings Inc.**	96,250	$2,501,537
Pactiv Corp.**	48,050	1,020,102
		3,521,639

Total Basic Materials
(Cost $2,232,320)		3,521,639

Capital Goods 8.83%
Electric Equipment 3.74%
General Cable Corp.**	51,300	3,121,604

Farm Equipment 1.74%
CNH Global N.V.
- ADS (Netherlands)	42,705	1,450,689

Industrial Products 1.08%
Parker Hannifin Corp.	12,625	900,415

Machinery 2.27%
Manitowoc Co. Inc.	58,250	1,894,873

Total Capital Goods
(Cost $6,865,299)		7,367,581

Commercial Services 7.59%
Business Products & Services 4.03%
Quanta Services Inc. **	101,075	3,362,765

Environmental & Pollution Control 2.11%
Waste Connections Inc.**	55,190	1,762,217

Transaction Processing 1.45%
Metavante
Technologies Inc.**	53,383	1,207,523

Total Commercial Services
(Cost $5,269,858)		6,332,505

	Shares	Market Value

Communications 4.76%
Telecomm Equipment & Solutions 4.76%
Adtran Inc.	41,150	$981,016
CommScope Inc.**	56,700	2,992,059
		3,973,075

Total Communications
(Cost $2,560,164)		3,973,075

Consumer Cyclicals 10.71%
Clothing & Accessories 3.08%
Abercrombie & Fitch
Co. - Class A	13,100	821,108
TJX Companies Inc.	55,600	1,749,732
		2,570,840

Hotels & Gaming 1.54%
Starwood Hotels & Resorts
Worldwide Inc.	32,050	1,284,244

Motor Vehicle Parts 1.81%
Autoliv Inc. (Sweden)	32,400	1,510,488

Restaurants 2.68%
Darden Restaurants Inc.	70,050	2,237,397

Specialty Retail 1.60%
Tiffany & Co.	32,660	1,330,895

Total Consumer Cyclicals
(Cost $8,860,740)		8,933,864

Consumer Staples 4.97%
Food & Agricultural Products 4.97%
Bunge Ltd.	10,550	1,136,130
Dean Foods Co.**	45,600	894,672
Smithfield Foods Inc.**	37,600	747,488
Tyson Foods Inc. - Class A	91,250	1,363,275
		4,141,565

Total Consumer Staples
(Cost $3,921,663)		4,141,565

1-800-392-CORE (2673) ■ www.westcore.com	75

Westcore Mid-Cap Value Fund as of June 30, 2008 (continued)

	Shares	Market Value

Energy 7.88%
Exploration & Production 6.99%
Denbury
Resources Inc.**	46,400	$1,693,600
Forest Oil Corp.**	26,100	1,944,450
Range Resources Corp.	33,450	2,192,313
		5,830,363

Refining & Marketing 0.89%
Holly Corp.	20,100	742,092

Total Energy
(Cost $2,472,035)		6,572,455

Interest Rate Sensitive 18.01%
Life & Health Insurance 3.32%
Nationwide Financial
Services Inc.	26,600	1,277,066
Reinsurance Group of
America Inc.	34,300	1,492,736
		2,769,802

Other Banks 0.78%
Colonial BancGroup Inc.	146,650	648,193

Property Casualty Insurance 3.46%
Assured Guaranty
Ltd. (Bermuda)	82,800	1,489,572
PartnerRe Ltd. (Bermuda)	20,240	1,399,191
		2,888,763

Regional Banks 1.87%
Marshall & Ilsley Corp.	53,249	816,307
Zions Bancorporation	23,700	746,313
		1,562,620

Securities & Asset Management 5.75%
Affiliated Managers
Group Inc.**	23,650	2,129,919
Invesco Ltd. - ADR	111,200	2,666,575
		4,796,494
	Shares	Market Value

Specialty Finance 0.81%
American Capital
Strategies Ltd.	28,550	$678,634

Thrifts 2.02%
Annaly Capital
Management Inc.	108,400	1,681,284

Total Interest Rate Sensitive
(Cost $18,423,364)		15,025,790

Medical & Healthcare 6.07%
Medical Products & Supplies 1.79%
Mentor Corp.	53,580	1,490,596

Medical Technology 2.16%
Invitrogen Corp.**	46,030	1,807,137

Pharmaceuticals 2.12%
Cephalon Inc. **	26,500	1,767,285

Total Medical & Healthcare
(Cost $4,971,274)		5,065,018

Real Estate Investment Trusts (REITs) 5.53%
Healthcare 1.61%
Ventas Inc.	31,600	1,345,212

Industrial Property 0.99%
AMB Property Corp.	16,350	823,713

Multi-Family Housing 1.39%
Camden Property Trust	26,100	1,155,186

Real Estate Investment Trusts 1.54%
Alexandria Real Estate
Equities Inc.	13,200	1,284,888

Total Real Estate Investment Trusts (REITs)
(Cost $4,900,350)		4,608,999

76	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Mid-Cap Value Fund as of June 30, 2008 (continued)

	Shares	Market Value

Technology 6.61%
Electronic Equipment 0.82%
Belden Inc.	20,100	$680,988

Semiconductors 3.29%
Altera Corp.	73,580	1,523,106
Fairchild Semiconductor
International Inc.
- Class A**	104,500	1,225,785
		2,748,891

Technology Resellers & Distributors 2.50%

Ingram Micro Inc.
- Class A**	117,350	2,082,963

Total Technology
(Cost $6,102,947)		5,512,842

Transportation 1.16%
Trucking, Shipping & Air Freight 1.16%
Diana Shipping Inc.
(Greece)	31,600	970,436

Total Transportation
(Cost $847,629)		970,436

Utilities 11.20%
Integrated Gas 1.95%
UGI Corp.	56,555	1,623,694

Regulated Electric 7.29%
CenterPoint Energy Inc.	118,435	1,900,882
PPL Corp.	44,430	2,322,356
Westar Energy Inc.	86,500	1,860,615
		6,083,853

Regulated Gas 1.96%
NiSource Inc.	91,500	1,639,680

Total Utilities
(Cost $8,554,424)		9,347,227
	Shares	Market Value

Total Common Stocks
(Cost $75,982,067)		$81,372,996

Money Market Mutual Funds 2.04%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	1,704,866	1,704,866

Total Money Market Mutual Funds
(Cost $1,704,866)		1,704,866

Total Investments
(Cost $77,686,933)	99.58%	83,077,862

Other Assets in
Excess of Liabilities	0.42%	346,854

Net Assets	100.00%	$83,424,716

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Mid-Cap Value Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	76,257,486	91.41%
Bermuda	2,888,763	3.46%
Sweden	1,510,488	1.81%
Netherlands	1,450,689	1.74%
Greece	970,436	1.16%
Total Investments	83,077,862	99.58%
Other Assets in
Excess of Liabilities	346,854	0.42%
Net Assets	83,424,716	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Small-Cap Opportunity Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 97.70%
Basic Materials 3.62%
Specialty Chemicals 0.76%
NewMarket Corp.	2,700	$178,821

Steel 2.86%
Schnitzer Steel
Industries Inc.	5,900	676,140

Total Basic Materials
(Cost $560,996)		854,961

Capital Goods 8.14%
Electrical Equipment 1.78%
General Cable Corp.**	6,895	419,561

Engineering & Construction 3.54%
EMCOR Group Inc.**	17,670	504,124
Integrated Electrical
Services Inc.**	19,330	332,476
		836,600
Industrial Products 0.76%
EnPro Industries Inc.**	4,800	179,232

Machinery 2.06%
Columbus
McKinnon Corp.**	20,170	485,694

Total Capital Goods
(Cost $1,529,175)		1,921,087

Commercial Services 3.71%
Environmental & Pollution Control 3.71%
Waste
Connections Inc. **	27,410	875,201

Total Commercial Services
(Cost $643,565)		875,201

Communications 9.30%
Telecomm Equipment & Solutions 9.30%
CommScope Inc.**	10,190	537,726
Novatel Wireless Inc.**	44,555	495,897
	Shares	Market Value

Superior Essex Inc.**	20,310	$906,436
Syniverse Holdings Inc.**	15,700	254,340
		2,194,399

Total Communications
(Cost $1,689,510)		2,194,399

Consumer Cyclicals 8.15%
Apparel & Footwear Manufacturers 1.94%
Wolverine World Wide Inc.	17,160	457,657

Clothing & Accessories 4.51%
Aeropostale Inc.**	12,815	401,494
Kenneth Cole
Productions Inc.	15,050	191,135
Steven Madden Ltd.**	25,650	471,448
		1,064,077

Recreation & Leisure 1.70%
WMS Industries Inc. **	13,485	401,448

Total Consumer Cyclicals
(Cost $1,728,139)		1,923,182

Consumer Staples 3.67%
Consumer Products 0.86%
Elizabeth Arden Inc.**	13,410	203,564

Food & Agricultural Products 0.86%
Calavo Growers Inc.	16,620	203,595

Grocery & Convenience 1.95%
Casey’s General Stores Inc.	19,870	460,388

Total Consumer Staples
(Cost $990,383)		867,547

Energy 12.22%
Alternative Energy 1.67%
Headwaters Inc.**	33,510	394,413

Exploration & Production 4.05%
ATP Oil and Gas Corp.**	5,630	222,216

78	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Opportunity Fund as of June 30, 2008 (continued)

	Shares	Market Value

Berry Petroleum Co.
- Class A	4,555	$268,198
Carrizo Oil & Gas Inc.**	6,825	464,715
		955,129

Oil Services 6.50%
Oil States
International Inc.**	10,860	688,958
T-3 Energy Services Inc.**	10,640	845,560
		1,534,518

Total Energy
(Cost $1,580,242)		2,884,060

Interest Rate Sensitive 12.71%
Life & Health Insurance 1.56%
The Phoenix
Companies Inc.	48,340	367,867

Other Banks 1.25%
First State Bancorporation	13,900	76,450
PacWest Bancorp	14,710	218,885
		295,335

Property Casualty Insurance 4.49%
IPC Holdings Ltd.
(Bermuda)	11,610	308,246
Max Capital Group Ltd.
(Bermuda)	21,810	465,206
The Hanover Insurance
Group Inc.	6,750	286,875
		1,060,327

Securities & Asset Management 1.27%
Piper Jaffray Cos. **	10,235	300,193

Specialty Finance 2.16%
First Cash Financial
Services Inc.**	33,960 $	509,060

Thrifts 1.98%
Anworth Mortgage
Asset Corp.	71,700	466,767
	Shares	Market Value

Total Interest Rate Sensitive
(Cost $3,870,613)		$2,999,549

Medical & Healthcare 13.79%
Healthcare-Services 3.77%
Centene Corp.**	7,450	125,086
Kendle International Inc.**	14,500	526,784
Life Sciences
Research Inc.**	8,400	237,216
		889,086

Medical Products & Supplies 4.61%
Orthofix Intl.
N.V. (Netherlands)**	18,050	522,548
STERIS Corp.	19,720	567,147
		1,089,695

Medical Technology 1.77%
SurModics Inc.**	9,320	417,909

Pharmaceuticals 3.64%
K-V Pharmaceutical
Co. - Class A**	12,875	248,874
Sciele Pharma Inc.	31,485	609,234
		858,108

Total Medical & Healthcare
(Cost $3,357,432)		3,254,798

Real Estate Investment Trusts (REITS) 3.35%
DCT Industrial Trust Inc.	46,050	381,294
PS Business Parks Inc.	7,965	410,994
		792,288

Total Real Estate Investment Trusts (REITS)
(Cost $912,820)		792,288

Technology 9.89%
Computer Software 1.58%
Epicor Software Corp.**	53,950	372,795

1-800-392-CORE (2673) ■ www.westcore.com	79

Westcore Small-Cap Opportunity Fund as of June 30, 2008 (continued)

	Shares	Market Value

Electronic Equipment 3.68%
Belden Inc.	17,750	$601,369
Rofin-Sinar
Technologies Inc.**	8,850	267,270
		868,639

Semiconductor Capital Equipment 2.57%
Advanced Energy
Industries Inc.**	25,490	349,213
Veeco Instruments Inc.**	15,960	256,637
		605,850
Semiconductors 2.06%
Fairchild Semiconductor
International Inc.
- Class A**	41,490	486,678

Total Technology
(Cost $2,675,655)		2,333,962

Transportation 5.92%
Trucking, Shipping & Air Freight 5.92%
Eagle Bulk Shipping Inc.	16,040	474,303
Navios Maritime Holdings
Inc. (Greece)	24,050	233,045
Tsakos Energy Navigation
Ltd. (Greece)	10,400	385,632
Ultrapetrol Bahamas
Ltd. (Bahamas)**	24,120	304,153
		1,397,133
Total Transportation
(Cost $1,263,133)		1,397,133

Utilities 3.23%
Regulated Electric 1.08%
Westar Energy Inc.	11,830	254,463

Regulated Gas 2.15%
South Jersey Industries Inc.	13,570	506,976

Total Utilities
(Cost $716,791)		761,439

	Shares	Market Value

Total Common Stocks
(Cost $21,518,454)		$23,059,606

Money Market Mutual Funds 5.02%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	1,185,118	1,185,118

Total Money Market Mutual Funds
(Cost $1,185,118)		1,185,118

Total Investments
(Cost $22,703,572)	102.72%	24,244,724

Liabilities in Excess
of Other Assets	(2.72%)	(642,845)

Net Assets	100.00%	$23,601,879

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Small Cap Opportunity Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$22,025,894	93.32%
Bermuda	773,452	3.28%
Greece	618,677	2.62%
Netherlands	522,548	2.21%
Bahamas	304,153	1.29%
Total Investments	24,244,724	102.72%
Liabilities in Excess
of Other Assets	(642,865)	(2.72%)
Net Assets	$23,601,879	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

80	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Value Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 95.41%
Basic Materials 4.50%
Chemicals 1.45%
Ferro Corp.	140,600	$ 2,637,656

Forestry & Paper 1.85%
Albany International
Corp. - Class A	116,370	3,374,730

Steel 1.20%
Worthington Industries Inc.	106,700	2,187,350

Total Basic Materials
(Cost $8,702,700)		8,199,736

Capital Goods 6.78%
Electrical Equipment 0.73%
LSI Industries Inc.	163,600	1,328,432

Industrial Products 6.05%
Lincoln Electric
Holdings Inc.	72,870	5,734,869
Sauer-Danfoss Inc.	169,560	5,281,794
		11,016,663

Total Capital Goods
(Cost $11,289,308)		12,345,095

Commercial Services 4.04%
Business Products & Services 4.04%
CDI Corp.	145,935	3,712,586
Ennis Inc.	232,710	3,641,912
		7,354,498

Total Commercial Services
(Cost $8,394,358)		7,354,498

Communications 2.51%
Telecomm Equipment & Solutions 2.51%
Adtran Inc.	191,250	4,559,400

Total Communications
(Cost $4,134,170)		4,559,400

	Shares	Market Value

Consumer Cyclicals 13.38%
Clothing & Accessories 1.35%
Stage Stores Inc.	211,360	$ 2,466,571

Consumer Durables 3.28%
Knoll Inc.	283,850	3,448,777
Toro Co.	75,900	2,525,193
		5,973,970

Hard Goods Retail 1.98%
Aaron Rents Inc.	106,410	2,376,135
Tempur-Pedic
International Inc.	156,670	1,223,593
		3,599,728

Motor Vehicle Parts 1.58%
ArvinMeritor Inc.	230,600	2,877,888

Motor Vehicles 0.82%
Asbury Automotive
Group Inc.	116,300	1,494,455

Restaurants 2.33%
Bob Evans Farms Inc.	148,555	4,248,673

Specialty Retail 2.04%
Movado Group Inc.	187,295	3,708,441

Total Consumer Cyclicals
(Cost $32,678,512)		24,369,726

Consumer Staples 4.11%
Food & Agriculture Products 0.97%
Lancaster Colony Corp.	58,140	1,760,479

Grocery & Convenience 2.03%
Casey’s General Stores Inc.	159,765	3,701,755

Home Products 1.11%
Tupperware Brands Corp.	59,150	2,024,113

Total Consumer Staples
(Cost $8,230,884)		7,486,347

1-800-392-CORE (2673) ■ www.westcore.com	81

Westcore Small-Cap Value Fund as of June 30, 2008 (continued)

	Shares	Market Value

Energy 7.39%
Exploration & Production 3.51%
Berry Petroleum
Co. - Class A	108,510	$6,389,069

Oil Services 3.00%
Gulf Island
Fabrication Inc.	111,755	5,468,172

Refining & Marketing 0.88%
Holly Corp.	43,400	1,602,328

Total Energy
(Cost $8,820,278)		13,459,569

Interest Rate Sensitive 19.88%
Life & Health Insurance 1.86%
American Equity
Investment Life
Holding Co.	415,950	3,389,993

Other Banks 3.89%
Colonial BancGroup Inc.	283,800	1,254,396
PacWest Bancorp	98,555	1,466,498
Westamerica Bancorp	82,820	4,355,503
		7,076,397
Property Casualty Insurance 6.54%
Assured Guaranty
Ltd. (Bermuda)	181,745	3,269,593
Max Capital Group
Ltd. (Bermuda)	145,765	3,109,167
Platinum Underwriters
Holdings Ltd.
(Bermuda)	111,375	3,631,938
Safety Insurance
Group Inc.	53,200	1,896,580
		11,907,278
Securities & Asset Management 1.89%
SWS Group Inc.	206,975	3,437,855

Specialty Finance 2.43%
Cash America
International Inc.	113,560	3,520,360
	Shares	Market Value

MCG Capital Corp.	226,350	$900,873
		4,421,233
Thrifts & Mortgage REITs 3.27%
First Niagara Financial
Group Inc.	153,800	1,977,868
MFA Mortgage
Investments Inc.	611,540	3,987,241
		5,965,109
Total Interest Rate Sensitive
(Cost $45,079,625)		36,197,865

Medical & Healthcare 9.85%
Healthcare Services 2.63%
Owens & Minor Inc.	104,510	4,775,062

Medical Products & Supplies 7.22%
Cooper Companies Inc.	67,050	2,490,908
Mentor Corp.	114,300	3,179,826
Meridian Bioscience Inc.	124,175	3,342,791
STERIS Corp.	143,850	4,137,125
		13,150,650
Total Medical & Healthcare
(Cost $17,622,206)		17,925,712

Real Estate Investment Trusts (REITs) 3.65%
Hotels 0.99%
DiamondRock
Hospitality Co.	165,300	1,800,117

Multi-Family 1.25%
Associated Estates
Realty Corp.	212,965	2,280,855

Office - Industrial 1.41%
Parkway Properties Inc.	75,895	2,559,939

Total Real Estate Investment Trusts (REITs)
(Cost $7,633,934)		6,640,911

Technology 10.08%
Computer Software 1.25%
Blackbaud Inc.	106,445	2,277,923

82	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Value Fund as of June 30, 2008 (continued)

	Shares	Market Value

Electronic Equipment 7.77%
Bel Fuse Inc. - Class B	57,190	$ 1,413,165
Belden Inc.	187,300	6,345,724
Park
Electrochemical Corp.	116,300	2,827,253
Technitrol Inc.	209,910	3,566,371
		14,152,513

Semiconductor Equipment 1.06%
Cohu Inc.	131,100	1,924,548

Total Technology
(Cost $21,740,152)		18,354,984

Transportation 5.23%
Trucking, Shipping & Air Freight 5.23%
Diana Shipping
Inc. (Greece)	65,050	1,997,686
Eagle Bulk Shipping Inc.	126,200	3,731,734
Genco Shipping
& Trading Ltd.	58,210	3,795,292
		9,524,712
Total Transportation
(Cost $5,829,697)		9,524,712

Utilities 4.01%
Electric 0.89%
UIL Holdings Corp.	55,200	1,623,433

Regulated Gas 3.12%
Northwest Natural Gas Co.	51,260	2,371,288
South Jersey Industries Inc.88,675		3,312,898
		5,684,186
Total Utilities
(Cost $7,163,851)		7,307,619

Total Common Stocks
(Cost $187,319,675)		173,726,174

Money Market Mutual Funds 5.00%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	6,397,839	6,397,839

	Shares	Market Value

Morgan Stanley
Institutional Liquidity
Funds Prime Portfolio
(7 Day Yield 2.578%) 2,709,531		$ 2,709,531

Total Money Market Mutual Funds
(Cost $9,107,370)		9,107,370

Total Investments
(Cost $196,427,045)	100.41%	182,833,544

Liabilities in Excess
of Other Assets	(0.41%)	(741,680)

Net Assets	100.00%	$ 182,091,864

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Small-Cap Value Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$ 170,825,160	93.81%
Bermuda	10,010,698	5.50%
Greece	1,997,686	1.10%
Total Investments	182,833,544	100.41%
Liabilities in Excess
of Other Assets	(741,680)	(0.41%)
Net Assets	$ 182,091,864	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	83

Westcore Micro-Cap Opportunity Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 95.08%
Basic Materials 3.09%
Forestry & Paper 0.69%
Buckeye
Technologies Inc.**	379	$ 3,206

Other Materials (Rubber & Plastic) 0.09%
Myers Industries Inc.	49	399

Specialty Chemicals 0.72%
Calgon Carbon Corp.**	215	3,324

Steel 1.59%
Mesabi Trust	189	5,821
Universal Stainless &
Alloy Products Inc.**	42	1,556
		7,377

Total Basic Materials
(Cost $14,714)		14,306

Capital Goods 8.56%
Aerospace/Defense Suppliers 4.63%
Applied Signal
Technology Inc.	193	2,636
GenCorp Inc.**	397	2,843
Hawk Corp.**	234	4,352
Herley Industries Inc.**	373	4,953
Integral Systems Inc.	140	5,419
Ladish Co. Inc**	62	1,277
		21,480

Electrical Equipment 2.49%
AAON Inc.	145	2,793
AZZ Inc.**	32	1,277
Powell Industries, Inc.**	32	1,613
Quixote Corp.	528	4,345
Ultralife Corp.**	139	1,486
		11,514

Industrial Products 1.44%
Chase Corp.	85	1,593
Flanders Corp. **	634	3,835
	Shares	Market Value

Graham Corp.	10	$741
Lydall Inc.**	41	515
		6,684

Total Capital Goods
(Cost $42,319)		39,678

Commercial Services 6.98%
Business Products & Services 2.82%
Asta Funding Inc.	497	4,504
COMSYS IT Partners Inc.**	479	4,368
MAXIMUS Inc.	121	4,213
		13,085

Distributors & Wholesalers 1.18%
Park-Ohio
Holdings Corp.**	369	5,446

Environmental / Pollution Control 0.29%
Landauer Inc.	24	1,350

IT Services 2.07%
AsiaInfo Holdings Inc.**	359	4,243
Infospace Inc.	487	4,057
SI International Inc.**	62	1,298
		9,598

Transaction Processing 0.62%
Cass Information Systems Inc.	90	2,883

Total Commercial Services
(Cost $33,015)		32,362

Communications 1.90%
Telecomm Equipment & Solutions 1.22%
Novatel Wireless Inc.**	271	3,016
Tollgrade
Communications Inc.**	585	2,627
		5,643

Telecomm Service Providers 0.68%
USA Mobility Inc.**	418	3,156

84	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Micro-Cap Opportunity Fund
as of June 30, 2008 (continued)

	Shares	Market Value

Total Communications
(Cost $9,550)		$8,799

Consumer Cyclicals 12.14%
Apparel & Footwear Manufacturing 0.24%
Maidenform Brands Inc.**	81	1,094

Clothing & Accessories 0.26%
JOS A Bank
Clothiers Inc.**	45	1,204

Consumer Durables 0.80%
Knoll Inc.	305	3,706

Homebuilders & Suppliers 0.43%
Encore Wire Corp.	73	1,547
M/I Homes Inc.	28	440
		1,987

Motor Vehicle Parts 2.00%
Apogee Enterprises Inc.	66	1,067
ATC Technology Corp.**	174	4,050
Drew Industries Inc.**	79	1,260
Midas Inc.**	215	2,903
		9,280

Motor Vehicles 0.34%
Asbury Automotive Group Inc.	122	1,568

Other Consumer Services 0.74%
Pre-Paid Legal Services Inc.**	84	3,412

Publishing & Media 2.07%
Courier Corp.	53	1,064
Fisher
Communications Inc.**	133	4,581
LIN TV Corp.**	239	1,424
Saga Communications Inc.**	508	2,545
		9,614

Recreation & Leisure 0.93%
Steinway Musical
Instruments Inc.**	163	4,303
	Shares	Market Value

Restaurants 0.81%
Luby’s Inc.**	619	$3,776

Specialty Retail 3.52%
1-800-FLOWERS.COM Inc.**	618	3,985
Franklin Covey Co.**	406	3,524
Monro Muffler Inc.	93	1,441
Movado Group Inc.	194	3,841
PEP Boys-Manny Moe & Jack	108	942
Rex Stores Corp.**	226	2,610
		16,343

Total Consumer Cyclicals
(Cost $59,239)		56,287

Consumer Staples 4.47%
Beverages: Alcoholic 1.26%
Boston Beer Co. Inc.**	143	5,817

Beverages: Non-Alcoholic 2.02%
Coca-Cola Bottling Co.	136	5,030
National Beverage Corp.	598	4,347
		9,377

Consumer Products 0.31%
Oil-Dri Corp. of America	79	1,418

Home Products 0.88%
WD-40 Co.	140	4,095

Total Consumer Staples
(Cost $21,726)		20,707

Energy 5.52%
Coal 1.28%
Westmoreland Coal Co.**	280	5,911

Energy Lp/Trusts 0.94%
North European Oil
Royalty Trust	113	4,367

1-800-392-CORE (2673) ■ www.westcore.com	85

Westcore Micro-Cap Opportunity Fund
as of June 30, 2008 (continued)

	Shares	Market Value

Exploration & Production 1.32%
Energy Partners Ltd.**	130	$1,940
Panhandle Oil and Gas Inc.	124	4,198
		6,138

Oil Services 1.58%
Bolt Technology Corp.**	73	1,648
Dawson Geophysical Co.**	17	1,011
Mitcham Industries Inc.**	236	4,030
Trico Marine Services Inc.**	18	656
		7,345
Refining & Marketing 0.40%
Adams Resources
& Energy Inc.	54	1,831

Total Energy
(Cost $25,788)		25,592

Interest Rate Sensitive 18.06%
Life & Health Insurance 0.63%
American Equity Investment
Life Holding Co.	359	2,926

Other Banks 8.74%
First Merchants Corp.	301	5,464
First Place Financial Corp.	197	1,852
Intervest Bancshares Corp.	884	4,526
Lakeland Bancorp Inc.	255	3,106
Lakeland Financial Corp.	62	1,183
Old Second Bancorp Inc.	402	4,671
Peoples Bancorp, Inc.	180	3,416
Republic Bancorp, Inc.	102	2,509
Simmons First National Corp.	161	4,503
Sun Bancorp Inc.**	526	5,339
Tompkins Financial Corp.	106	3,943
		40,512
Property Casualty Insurance 2.32%
Amerisafe Inc.**	252	4,017
Hallmark Financial
Services Inc.**	206	1,992
SCPIE Holdings Inc.**	169	4,730
		10,739
	Shares	Market Value

Securities & Asset Management 1.24%
TradeStation Group Inc.**	279	$2,832
Westwood Holdings Group Inc.	74	2,945
		5,777
Thrifts 5.13%
Anthracite Capital Inc.	640	4,506
Anworth Mortgage Asset Corp.	660	4,297
Capstead Mortgage Corp.	388	4,210
FirstFed Financial Corp.**	452	3,634
MainSource Financial
Group Inc.	387	5,998
RAIT Financial Trust	153	1,135
		23,780

Total Interest Rate Sensitive
(Cost $90,479)		83,734

Medical & Healthcare 16.09%
Healthcare Services 5.54%
American Dental
Partners Inc.**	134	1,591
Assisted Living
Concepts Inc.**	147	809
Medcath Corp.**	215	3,866
National Healthcare Corp.	121	5,545
RehabCare Group Inc.**	414	6,637
Sun Healthcare Group Inc.**	119	1,593
Symyx Technologies Inc.**	809	5,647
		25,688

Medical Products & Supplies 3.20%
Cypress Bioscience Inc.**	335	2,409
Given Imaging Ltd. (Israel)**	321	4,732
Medical Action
Industries Inc.**	212	2,198
Osteotech Inc.**	602	3,425
Young Innovations Inc.	99	2,061
		14,825

Medical Technology 3.14%
Bio-Imaging
Technologies Inc.**	51	377
Cutera Inc.**	332	2,998

86	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Micro-Cap Opportunity Fund as of June 30, 2008 (continued)

	Shares	Market Value

Cynosure Inc.**	76	$1,506
Vital Images Inc.**	410	5,101
Vivus Inc.**	687	4,589
		14,571

Pharmaceuticals 4.21%
Albany Molecular
Research Inc.**	194	2,574
Bentley
Pharmaceuticals Inc.**	268	4,328
GTx Inc.**	258	3,702
InterMune Inc.**	308	4,041
Progenics
Pharmaceuticals Inc.**	93	1,476
Salix Pharmaceuticals Ltd.**	231	1,624
Trimeris Inc.	376	1,775
		19,520

Total Medical & Healthcare
(Cost $77,462)		74,604

Real Estate Investment Trusts (REITs) 2.59%
Multi-Family 0.28%
Associated Estates Realty Corp.	122	1,307

Real Estate Investment Trusts 2.30%
BRT Realty Trust	417	5,004
Ramco-Gershenson
Properties Trust	276	5,669
		10,673

Total Real Estate Investment Trusts (REITs)
(Cost $13,044)		11,980

Technology 13.28%
Computer Software 1.14%
i2 Technologies Inc.**	131	1,629
Interwoven Inc.**	100	1,201
Seachange
International Inc.**	120	859
Vignette Corp.**	133	1,596
		5,285

	Shares	Market Value

Electronic Equipment 4.38%
American Science &
Engineering, Inc.	76	$3,916
CTS Corp.	558	5,608
GSI Group, Inc. (Canada)**	126	978
Intevac Inc.**	241	2,718
Mercury Computer
Systems Inc.**	18	136
Spectrum Control Inc.**	678	5,560
Zygo Corp.**	145	1,425
		20,341

Peripherals 0.35%
Hutchinson Technology, Inc.**	120	1,613

Semiconductor Capital Equipment 2.87%
Advanced Energy
Industries Inc.**	421	5,767
Kulicke & Soffa
Industries Inc.**	219	1,597
Newport Corp.**	345	3,929
Ultra Clean Holdings Inc.**	179	1,425
Ultratech Inc.**	38	590
		13,308

Semiconductors 4.43%
Applied Micro
Circuits Corp.**	177	1,515
Ceva Inc.**	27	215
Exar Corp.**	714	5,384
Micrel Inc.	627	5,736
O2Micro International Ltd.
(Cayman Islands)**	757	5,034
Sigma Designs Inc.**	104	1,445
SiRF Technology
Holdings Inc.**	278	1,201
		20,530

Technology Resellers - Distributors 0.11%
Richardson Electronics Ltd.	85	504

Total Technology
(Cost $65,420)		61,581

1-800-392-CORE (2673) ■ www.westcore.com	87

Westcore Micro-Cap Opportunity Fund as of June 30, 2008 (continued)

	Shares	Market Value

Transportation 1.80%
Trucking, Shipping & Air Freight 1.80%
Dynamex Inc.**	207	$ 5,550
International
Shipholding Corp.**	119	2,789
		8,339

Total Transportation
(Cost $8,656)		8,339

Utilities 0.60%
Water Utilities 0.60%
American States Water Co.	80	2,795

Total Utilities
(Cost $2,886)		2,795

Total Common Stocks
(Cost $464,298)		440,764

Money Market Mutual Funds 19.54%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares
(7 Day Yield 2.380%)	71,866	71,866
Morgan Stanley
Institutional Liquidity
Funds Prime Portfolio
(7 Day Yield 2.578%)	18,750	18,750

Total Money Market Mutual Funds
(Cost $90,616)		90,616

		Market Value

Total Investments
(Cost $554,914)	114.62%	$531,380

Liabilities in Excess
of Other Assets	(14.62%)	(67,787)

Net Assets	100.00% $	463,593

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$ 520,636	112.30%
Cayman Islands	5,034	1.09%
Israel	4,732	1.02%
Canada	978	0.21%
Total Investments	531,380	114.62%
Liabilities in Excess
of Other Assets	(67,787)	(14.62%)
Net Assets	$ 463,593	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

88	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Flexible Income Fund as of June 30, 2008

	Shares	Market Value

Common Stocks 4.36%
Financial 2.66%
Financial Services 0.73%
Apollo Investment Co.	27,001	$386,924
Crystal River Capital Inc.	37,000	135,420
Tortoise Capital Partners	45,625	542,938
		1,065,282

Real Estate Investment Trusts (REITs) 1.94%
Healthcare 0.58%
Healthcare Realty Trust Inc.	35,600	846,212

Office Property 0.77%
Hospitality
Properties Trust	27,000	660,420
HRPT Properties Trust	70,000	473,900
		1,134,320
Timber 0.58%
Rayonier Inc.	20,100	853,446

Total Financial
(Cost $5,658,243)		3,899,260

Industrial 0.51%
Autos 0.17%
Dana Holding Corp.**	46,706	249,877

Other Industrial 0.34%
B&G Foods Inc.(8)	22,000	374,000
Centerplate Inc.	26,000	125,580
		499,580
Total Industrial
(Cost $1,700,694)		749,457

Utilities & Energy 1.19%
Energy-Non Utility 1.19%
Enbridge Energy
Partners LP	34,500	1,735,695

Total Utilities & Energy
(Cost $1,579,028)		1,735,695
Market Value

Total Common Stocks
(Cost $8,937,965)	$6,384,412

1-800-392-CORE (2673) ■ www.westcore.com	89

Westcore Flexible Income Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Convertible Preferred Stocks 3.62%
Financial 0.33%
Real Estate Investment Trusts (REITs) 0.33%
Hotels 0.33%
FelCor Lodging Trust Inc., Series A, 1.950%	B2/B-	$25,000	$478,750

Total Financial
(Cost $616,400)			478,750

Industrial 2.42%
Airlines 0.07%
Continental Airlines Finance Trust II, 6.000%, 11/15/2030	Caa1/CCC	7,500	112,031

Autos 2.35%
Ford Motor Co. Capital Trust II, 6.500%, 1/15/2032	Caa2/CCC-	73,000	2,018,450
General Motors Corp., 6.250%, 7/15/2033	Caa1/B	107,000	1,418,820

			3,437,270
Total Industrial
(Cost $5,619,660)			3,549,301

Utilities & Energy 0.87%
Energy-Non Utility 0.87%
AES Trust III, 6.750%, 10/15/2029	B3/B-	26,100	1,265,850

Total Utilities & Energy
(Cost $1,140,080)			1,265,850

Total Convertible Preferred Stocks
(Cost $7,376,140)			5,293,901

Nonconvertible Preferred Stocks 14.46%
Financial 14.37%
Financial Services 1.14%
First Republic Capital Trust II, Series B, 8.750%(1)(2)	NR/A-	20,000	503,750
Invesco Navigator Fund 2005-1, 8.000%(1)(2)(3)	NR/NR	2,000	1,164,260
			1,668,010
Government Sponsored Entity 1.44%
Federal Home Loan Mortgage Corp., 8.375%	Aa3/AA-	86,680	2,106,324

Insurance 0.16%
Delphi Financial Group Inc., 8.000%, 5/15/2033	Baa3/BBB+	10,000	228,900

90	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Flexible Income Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Real Estate Investment Trusts (REITs) 11.63%
Apartments 1.09%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	$60,000	$1,368,000
Series V, 8.000%	Ba3/B+	10,000	232,500
			1,600,500

Diversified 1.30%
Cousins Properties Inc.:
7.500%	NR/NR	25,000	544,500
7.750%	NR/NR	25,000	562,500
Digital Realty Trust Inc., 8.500%	NR/NR	26,000	600,080
Vornado Realty Trust, Series E, 7.000%	Baa3/BBB-	9,400	197,400
			1,904,480

Healthcare 2.11%
HCP Inc., Series F, 7.100%	Ba1/BBB-	30,000	604,500
Health Care REIT Inc., Series F, 7.625%	Baa3/BB+	55,000	1,287,000
LTC Properties Inc., Series F, 8.000%	WR/NR	20,625	475,819
Omega Healthcare Investors Inc., Series D, 8.375%	B2/B+	30,000	720,000
			3,087,319
Hotels 1.22%
Hospitality Properties Trust, Series B, 8.875%	Baa3/BB+	25,000	573,750
Host Hotels & Resorts Inc., Series E, 8.875%	Ba2/B	6,400	160,000
Strategic Hotels & Resorts Inc., Series C, 8.250%	NR/NR	55,000	1,056,000
			1,789,750
Manufactured Homes 0.12%
Hilltop Holdings Inc., 8.250%	NR/NR	9,000	171,000

Office Property 1.72%
Brandywine Realty:
Series C, 7.500%	NR/BBB-	16,300	342,300
Series D, 7.375%	NR/BBB-	40,000	816,800
Maguire Properties Inc., Series A, 7.625%	NR/B+	50,500	691,850
SL Green Realty Corp., Series C, 7.625%	NR/NR	30,000	669,150
			2,520,100

Regional Malls 1.77%
CBL & Associates Properties Inc., Series D, 7.375%	NR/NR	40,000	817,200
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	27,200	636,480
Series H, 7.625%	B1/NR	49,100	1,128,809
			2,582,489

1-800-392-CORE (2673) ■ www.westcore.com	91

Westcore Flexible Income Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Shopping Centers 1.13%
Regency Centers Corp., Series D, 7.250%	Baa3/BBB	$24,500	$527,975
Tanger Factory Outlet Centers Inc., Series C, 7.500%	Ba1/BB+	49,800	1,128,966
			1,656,941
Warehouse-Industrial 1.17%
CenterPoint Properties Trust, 5.377%(2)(3)	WR/NR	1,500	1,050,000
First Industrial Realty Trust Inc.:
6.236%(2)(3)	Baa3/BBB-	250	187,500
7.250%	Baa3/BBB-	22,100	467,415
			1,704,915

Total Financial
(Cost $25,331,427)			21,020,728

Industrial 0.09%
Airlines 0.09%
AMR Corp., 7.875%, 7/13/2039	Caa1/B	10,000	134,900

Total Industrial
(Cost $171,413)			134,900

Total Nonconvertible Preferred Stocks
(Cost $25,502,840)			21,155,628

Convertible Bonds 0.05%
Industrial 0.05%
Cable & Media 0.05%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009(1)	Ca/CCC	100,000	76,250

Total Industrial
(Cost $100,000)			76,250

Total Convertible Bonds
(Cost $100,000)			76,250

Corporate Bonds 65.59%
Financial 12.19%
Financial Services 4.61%
Allied Capital Corp., 6.340%, 10/13/2012(1)(2)(3)	NR/BBB+	1,000,000	928,090
Emigrant Capital Trust II, 4.574%, 4/14/2034(1)(2)(4)	NR/NR	500,000	500,354
Finova Capital Corp., 7.500%, 11/15/2009	NR/NR	7,200.06	882

92	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Flexible Income Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	$3,800,000	$3,705,000
7.750%, 8/15/2013	Ba2/BB+	1,140,000	1,128,600
7.125%, 3/15/2017	Ba2/BB+	500,000	480,000
			6,742,926

Insurance 1.10%
Zurich Reinsurance Inc., 7.125%, 10/15/2023	Baa3/BBB	1,700,000	1,603,194

Savings & Loans 1.26%
Washington Mutual Bank, 5.550%, 6/16/2010	Baa2/NR	2,000,000	1,850,836

Real Estate Investment Trusts (REITs) 5.22%
Healthcare 1.52%
Omega Healthcare Investors Inc., 7.000%, 1/15/2016	Ba3/BB+	2,350,000	2,220,749

Hotels 1.42%
Host Marriott Corp., Series Q, 6.750%, 6/1/2016	Ba1/BB	2,325,000	2,075,063

Regional Malls 1.55%
Rouse Co. Inc., 6.750%, 5/1/2013(1)	Ba2/BB-	2,500,000	2,266,592

Restaurants 0.73%
Trustreet Properties Inc., 7.500%, 4/1/2015	Aaa/AAA	1,000,000	1,068,421

Total Financial
(Cost $18,033,625)			17,827,781

Industrial 41.33%
Airlines 0.34%
American Airlines Inc. Pass-Through Trust 1999,
Series 99-1, 7.024%, 10/15/2009	Baa2/BBB+	265,000	258,375
Atlas Air Inc., Pass-Through Certificates,
Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	WR/NR	68,578	63,777
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1,
Class C, 7.033%, 6/15/2011(5)	B1/B+	20,946	17,385
Pass-Through Certificates, Series 1997-1,
Class B, 7.461%, 4/1/2013(5)	Ba3/B-	34,476	30,684
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 8/2/2018(5)	Ba1/BBB-	154,611	122,143
			492,364

1-800-392-CORE (2673) ■ www.westcore.com	93

Westcore Flexible Income Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Autos 6.26%
Dana Corp., Escrow Units**(2)(3)(6)	NR/NR	$1,300,000	$–
Delphi Corp.:
6.500%, 5/1/2009**(6)	WR/NR	1,375,000	299,063
8.250%, 10/15/2033**(6)	WR/NR	1,015,000	96,425
Ford Motor Co.:
9.215%, 9/15/2021	Caa1/CCC+	800,000	540,000
7.450%, 7/16/2031	Caa1/CCC+	3,000,000	1,762,500
Ford Motor Credit Co. LLC:
7.875%, 6/15/2010	B1/B	500,000	431,835
8.000%, 12/15/2016	B1/B	1,650,000	1,202,131
General Motors Acceptance Corp., 8.000%, 11/1/2031	B3/B	4,000,000	2,609,523
General Motors Corp., 8.250%, 7/15/2023	Caa1/B	1,000,000	587,500
Sonic Automotive Inc., Series B, 8.625%, 8/15/2013	B1/B	1,750,000	1,627,500
			9,156,477
Chemicals 1.14%
Borden Inc., 7.875%, 2/15/2023	Caa1/CCC+	575,000	330,625
Ferro Corp., 9.125%, 1/1/2009	B1/B+	1,050,000	1,088,446
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	Ba2/BBB-	250,000	250,601
			1,669,672
Healthcare 0.74%
Eszopiclone Royalty Sub LLC , Series IV,
12.000%, 3/15/2014(1)(2)(3)	NR/NR	1,055,799	1,076,915

Leisure 13.23%
Fontainebleau Las Vegas Holdings LLC, 10.250%, 6/15/2015(1)	Caa1/CCC+	3,000,000	1,965,000
Harrah’s Operating Co. Inc, 10.750%, 2/1/2016(1)	B3/B+	1,950,000	1,628,250
Las Vegas Sands Corp., 6.375%, 2/15/2015	Ba3/BB	3,400,000	2,906,999
MGM Mirage Resorts Inc., 7.250%, 8/1/2017	Ba2/BB	6,000,000	5,204,999
Mohegan Tribal Gaming Authority, 6.875%, 2/15/2015	Ba3/B	2,050,000	1,629,750
Pinnacle Entertainment Inc., 8.250%, 3/15/2012	B3/B+	875,000	864,063
Premier Ent. Biloxi, 10.750%, 2/1/2012(2)(3)	NR/NR	250,000	–
Royal Caribbean Cruises Ltd.:
8.000%, 5/15/2010	Ba1/BB+	1,500,000	1,522,500
6.875%, 12/1/2013	Ba1/BB+	2,500,000	2,187,500
Seneca Gaming Corp., 7.250%, 5/1/2012	Ba2/BB	100,000	94,250
Station Casinos Inc., 6.875%, 3/1/2016	Caa1/B-	2,450,000	1,350,563
			19,353,874

94	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Flexible Income Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Other Industrial 11.78%
Advanced Micro Devices Inc., 7.750%, 11/1/2012	B2/B	$2,233,000	$1,931,545
Allegheny Ludlum Corp., 6.950%, 12/15/2025	Baa3/BBB-	1,580,000	1,541,783
Amerigas Partners LP, 7.250%, 5/20/2015	B1/NR	1,510,000	1,419,400
Aramark Corp., 8.500%, 2/1/2015	B3/B	4,225,000	4,161,625
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	Baa2/BBB	1,734,397	1,717,053
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 2/1/2014	Baa1/BBB-	1,000,000	1,036,210
8.375%, 4/1/2017	Ba2/BBB-	1,725,000	1,822,704
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011	B2/BB-	1,060,000	1,058,675
8.625%, 12/1/2011	Ba3/BB-	167,000	169,505
Levi Strauss & Co., 9.750%, 1/15/2015	B2/B+	2,000,000	2,020,000
Novelis Inc., 7.250%, 2/15/2015	B3/B	225,000	213,750
Winn-Dixie Stores Inc., Escrow Units**(3)(6)	NR/NR	2,150,000	150,500
			17,242,750
Pharmaceuticals 1.25%
Medco Health Solutions Inc., 6.125%, 3/15/2013	Baa3/BBB	1,825,000	1,833,665

Telecomm & Related 3.86%
American Tower Corp., 7.500%, 5/1/2012	Ba1/BB+	500,000	507,500
Qwest Capital Funding Inc., 7.900%, 8/15/2010	B1/B+	2,500,000	2,506,250
Qwest Communications International Inc.,
6.565%, 2/15/2009(4)	Ba3/B+	333,000	333,000
Qwest Corp.:
7.500%, 6/15/2023	Ba1/BBB-	375,000	335,625
6.875%, 9/15/2033	Ba1/BBB-	1,726,000	1,432,580
Rogers Wireless Inc., 7.500%, 3/15/2015	Baa3/BBB-	500,000	530,384
			5,645,339
Transportation 2.73%
Burlington Northern Santa Fe Corp., 5.750%, 3/15/2018	Baa1/BBB	1,000,000	980,634
CSX Corp., 6.250%, 10/15/2008	Baa3/BBB-	3,000,000	3,016,641
			3,997,275
Total Industrial
(Cost $69,740,731)			60,468,331

Utilities & Energy 12.07%
Energy-Non Utility 11.47%
ConocoPhillips, 8.750%, 5/25/2010	A1/A	2,000,000	2,177,840
Forest Oil Corp., 7.250%, 6/15/2019	B1/B+	2,950,000	2,846,750
Kerr-McGee Corp., 6.950%, 7/1/2024	Baa3/BBB-	1,050,000	1,092,833
Southwestern Energy Co., 7.500%, 2/1/2018(1)	Ba2/BB+	1,510,000	1,562,685

1-800-392-CORE (2673) ■ www.westcore.com	95

Westcore Flexible Income Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	Baa3/BB	$400,000	$423,832
7.000%, 3/15/2027	Baa3/BB	1,850,000	1,818,308
Transcontinental Gas Pipe Line Corp.,
6.400%, 4/15/2016	Baa2/BBB-	2,100,000	2,107,875
Valero Energy Corp., 6.125%, 6/15/2017	Baa3/BBB	2,350,000	2,276,506
Weatherford International Ltd. (Bermuda),
5.150%, 3/15/2013	Baa1/BBB+	1,540,000	1,533,242
Whiting Petroleum Corp., 7.000%, 2/1/2014	B1/BB-	950,000	936,938
			16,776,809
Utilities 0.60%
Indianapolis Power & Light Co., 6.300%, 7/1/2013(1)	Baa1/BBB	100,000	103,232
Portland General Electric Co., 7.875%, 3/15/2010	Baa2/BBB	100,000	104,955
WPD Holdings Inc., 7.250%, 12/15/2017(1)	Baa3/BBB-	600,000	670,038
			878,225
Total Utilities & Energy
(Cost $17,708,232)			17,655,034

Total Corporate Bonds
(Cost $105,482,588)			95,951,146

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 6.72%
Asset-Backed Securities 2.48%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C, 5.540%, 4/15/2015	Baa2/BBB	1,850,000	1,538,310
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	270,179	261,241
Series 1997-C, Class 2B3, 3.598%, 8/7/2027	Baa1/NR	2,000,000	1,825,713

			3,625,264

Collateralized Debt Obligations 2.54%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 5.431%, 2/24/2014(1)(2)(3)(4)(5)	NR/BBB-	500,000	85,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(1)(2)(5)(7)	NR/BB-	200,000	82,536
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 7.521%, 12/28/2013(1)(2)(4)(5)	Ba1/BB	250,000	139,573
Class PS, 6.000%, 12/28/2013(1)(2)(5)(7)	NR/NR	413,450	138,469
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 7.667%, 12/28/2013(1)(2)(5)(7)	NR/NR	1,064,633	322,126
Class H2, 7.334%, 10/28/2014(1)(2)(5)	Ba2/BB	300,000	146,511
Exeter Street Solar, Class E1, 6.421%, 10/28/2014(1)(2)(4)(5)	NR/BB+	418,853	224,438
Fairfield Street Solar, Class F, 7.955%, 12/28/2014	(1)(2)(4)(5) NR/BB-	1,087,500	460,490

96	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Flexible Income Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012(1)(2)(5)(7)	NR/NR	$100,000	$33,612
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(2)(3)(5)	NR/BBB+	500,000	330,450
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 3.000%, 7/3/2012(1)(2)(5)(7)	NR/NR	100,000	37,119
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(1)(2)(5)(7)	NR/NR	150,000	94,184
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/3/2013(1)(2)(5)(7)	NR/NR	150,000	90,888
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013(1)(2)(5)(7)	NR/NR	750,000	397,613
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014(1)(2)(5)(7)	NR/NR	500,000	263,615
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014(1)(2)(5)(7)	NR/NR	500,000	40,000
Series 2005-1, 0.000%, 3/15/2015**(1)(2)(5)(7)	NR/NR	750,000	112,500
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(2)(3)(5)(7)	Ca/NR	600,000	6,000
Soloso Bank Pref 2005 (Cayman Islands),
15.000%, 10/15/2015(1)(2)(3)(5)(7)	NR/NR	750,000	300,000
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 9/30/2013(1)(2)(5)(7)	NR/NR	250,000	133,840
Tricadia (Cayman Islands):
Series 2003-1A, Class PS, 17.575%, 12/15/2013(1)(2)(3)(5)(7)	NR/NR	250,000	75,000
Series 2004-2A, Class C, 8.876%, 12/23/2019(1)(2)(3)(4)(5)	Baa1/BBB+	479,808	199,120
			3,713,084

Commercial Mortgage-Backed Securities 1.70%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(3)(5)	A2/NR	1,500,000	1,442,820
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014(1)(3)(5)	Ba2/NR	1,000,000	947,810
Times Square Hotel Trust, 8.528%, 8/1/2026(1)(2)(3)	Baa3/BB+	89,203	102,022
			2,492,652

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $15,332,449)			9,831,000

1-800-392-CORE (2673) ■ www.westcore.com	97

Westcore Flexible Income Fund
as of June 30, 2008 (continued)

	Shares	Market Value

Money Market Mutual Funds 4.86%
Goldman Sachs Financial Square Prime Obligations
Fund - FST Shares (7 Day Yield 2.380%)	4,455,873	$4,455,873
Morgan Stanley Institutional Liquidity Funds Prime
Portfolio (7 Day Yield 2.578%)	2,654,633	2,654,633

Total Money Market Mutual Funds
(Cost $7,110,506)		7,110,506

Total Investments
(Cost $169,842,488)	99.66%	145,802,843

Other Assets in Excess of Liabilities	0.34%	496,264

Net Assets	100.00%	$146,299,107

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Flexible Income Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$140,556,517	96.07%
Cayman Islands	3,713,084	2.54%
Bermuda	1,533,242	1.05%
Total Investments	145,802,843	99.66%
Other Assets in Excess of Liabilities	496,264	0.34%
Net Assets	$146,299,107	100.00%

Please note the country classification is based on the domicile of the issuer.

All of the Fund’s investments are traded on U.S. exchanges.

98	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund as of June 30, 2008

		Shares	Market Value

Common Stocks 0.03%
Industrial 0.03%
Autos 0.03%
Dana Holding Corp.**		57,484	$307,539

Total Industrial
(Cost $1,403,828)			307,539

Total Common Stocks
(Cost $1,403,828)			307,539

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Convertible Preferred Stocks 0.09%
Industrial 0.09%
Autos 0.09%
Ford Motor Co. Capital Trust II, 6.500%, 1/15/2032	Caa2/CCC-	$22,000	$608,300
General Motors Corp., Series C, 6.250%, 7/15/2033	Caa1/B	35,000	464,100
			1,072,400

Total Industrial
(Cost $1,780,966)			1,072,400

Total Convertible Preferred Stocks
(Cost $1,780,966)			1,072,400

Nonconvertible Preferred Stocks 1.94%
Financial 1.86%
Financial Services 0.16%
First Tennessee Bank, 6.103%(1)(2)(4)	Baa2/BBB	1,500	1,098,750
Goldman Sachs, 6.200%	A2/A	40,000	859,200
			1,957,950
Government Sponsored Entity 0.89%
Federal Home Loan Mortgage Corp., 8.375%	Aa3/AA-	433,796	10,541,242

Real Estate Investment Trusts (REITs) 0.81%
Apartments 0.11%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	9,000	209,250
Series V, 8.000%	Ba3/B+	34,000	775,200
Cousins Properties Inc., 7.500%	NR/NR	15,000	326,700
			1,311,150

1-800-392-CORE (2673) ■ www.westcore.com	99

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Healthcare 0.10%
Health Care REIT Inc., Series F, 7.625%	Baa3/BB+	$40,000	$936,000
Omega Healthcare Investors, Series D, 8.375%	B2/B+	12,500	300,000
			1,236,000

Manufactured Homes 0.03%
Hilltop Holdings Inc., 8.250%	NR/NR	19,500	370,500

Mortgage 0.12%
Anthracite Capital Inc., 8.250%	NR/NR	100,000	1,420,000

Shopping Centers 0.18%
Tanger Factory Outlet, Series C, 7.500%	Ba1/BB+	36,000	816,120
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	20,000	468,000
Series H, 7.625%	B1/NR	36,100	829,939
			2,114,059

Warehouse-Industrial 0.27%
CenterPoint Properties Trust, 5.377%(2)(3)	WR/NR	3,900	2,730,000
First Industrial Realty Trust Inc., 6.236%(2)(3)	Baa3/BBB-	675	506,250
			3,236,250
Total Financial
(Cost $26,111,428)			22,187,151

Utilities & Energy 0.08%
Utilities 0.08%
Southern California Edison, 5.349%	Baa2/BBB-	9,400	918,263

Total Utilities & Energy
(Cost $940,000)			918,263

Total Nonconvertible Preferred Stocks
(Cost $27,051,428)			23,105,414

Corporate Bonds 41.13%
Financial 10.39%
Financial Services 4.67%
Allied Capital, 6.340%, 10/13/2012(1)(2)(3)	NR/BBB+	4,000,000	3,712,360
BHP Billiton Finance, 5.000%, 12/15/2010	A1/A+	10,835,000	10,962,202
Charles Schwab Corp., 8.050%, 3/1/2010	A2/A	210,000	219,651
Emigrant Capital Trust II, 4.574%, 4/14/2034(1)(2)(4)	NR/NR	850,000	850,601
FIA Card Services NA, 6.625%, 6/15/2012	Aa1/AA	2,700,000	2,832,962

100	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Fifth Third Bancorp, 4.500%, 6/1/2018	A1/A	$65,000	$47,077
First Empire Capital Trust, 8.277%, 6/1/2027	A3/BBB	25,000	25,082
FMR LLC, 7.490%, 6/15/2019(1)	A1/AA-	5,000,000	5,485,275
General Electric Capital Corp., Series A, 5.875%, 1/15/2010 Aaa/AAA		2,250,000	2,336,981
HSBC Holdings PLC, 6.500%, 5/2/2036	Aa3/A+	200,000	186,756
Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	1,500,000	1,462,500
7.125%, 3/15/2017	Ba2/BB+	8,500,000	8,159,999
8.650%, 1/15/2027	B1/B+	635,000	631,825
Manufacturers & Traders Trust Co., 4.198%, 4/1/2013(1)	A2/A-	526,000	504,466
Marshall & Ilsley Bank, 2.900%, 8/18/2009	Aa3/A+	354,545	350,958
Union Bank of California, 5.950%, 5/11/2016	A1/A	3,000,000	2,853,894
USAA Capital Corp., Series MTNB, 4.640%, 12/15/2009(1)	Aa1/AAA	1,500,000	1,505,364
Wachovia Capital Trust III, 5.800%, 8/29/2049	A2/A-	3,300,000	2,245,264
Wells Fargo & Co., 5.625%, 12/11/2017	Aa1/AA+	11,500,000	11,162,832
			55,536,049

Foreign Financials 0.21%
Swedish Export Credit (Sweden),
Series MTNC, 4.125%, 10/15/2008	Aa1/AA+	2,500,000	2,511,215

Insurance 0.58%
Berkshire Hathaway, 4.850%, 1/15/2015	Aaa/AAA	1,000,000	987,720
Fund American Companies Inc., 5.875%, 5/15/2013	Baa2/BBB	4,375,000	4,238,452
Prudential Financial, Series MTNB, 4.350%, 5/12/2015	A3/A+	1,472,952	1,471,077
Zurich Reinsurance, 7.125%, 10/15/2023	Baa3/BBB	200,000	188,611
			6,885,860
Savings & Loans 0.08%
Washington Mutual Bank, 5.550%, 6/16/2010	Baa2/NR	1,000,000	925,418

Real Estate Investment Trusts (REITs) 4.85%
Apartments 0.42%
BRE Properties Inc., 7.450%, 1/15/2011	Baa2/BBB	1,200,000	1,234,121
Colonial Realty LP, 4.750%, 2/1/2010	Baa3/BBB-	3,210,000	3,127,028
United Dominion Realty Trust,
Series MTNE, 3.900%, 3/15/2010	Baa2/BBB	625,000	601,551
			4,962,700
Diversified 0.73%
National Retail Properties Inc., 6.250%, 6/15/2014	Baa2/BBB-	975,000	934,749
Prime Property Funding, 5.600%, 6/15/2011(1)	A3/A	2,410,000	2,384,155
Vornado Realty LP, 4.750%, 12/1/2010	Baa2/BBB	2,101,000	1,983,976
Washington REIT, 5.250%, 1/15/2014	Baa1/BBB+	3,850,000	3,445,866
			8,748,746

1-800-392-CORE (2673) ■ www.westcore.com	101

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Healthcare 0.45%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	Baa3/BBB-	$375,000	$386,352
5.125%, 4/1/2014	Baa3/BBB-	3,125,000	2,772,256
Nationwide Health, 6.000%, 5/20/2015	Baa3/BBB-	2,000,000	1,855,444
Senior Housing Properties Trust, 8.625%, 1/15/2012	Ba1/BB+	325,000	339,625
			5,353,677
Hotels 0.23%
Host Marriott Corp., Series Q, 6.750%, 6/1/2016	Ba1/BB	3,075,000	2,744,438

Office Property 0.03%
Boston Properties LP, 5.000%, 6/1/2015	Baa2/A-	375,000	345,060

Regional Malls 1.01%
Rouse Co., 8.000%, 4/30/2009	Ba2/BB-	775,000	769,596
Simon Property Group:
5.250%, 12/1/2016	A3/A-	8,950,000	8,246,914
7.375%, 6/15/2018	A3/A-	2,868,000	2,978,332
			11,994,842
Restaurants 0.07%
Trustreet Properties Inc., 7.500%, 4/1/2015	Aaa/AAA	850,000	908,158

Shopping Centers 1.19%
Developers Diversified Realty, 5.375%, 10/15/2012	Baa2/BBB	2,200,000	2,066,607
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	Baa1/A-	1,800,000	1,767,483
5.783%, 3/15/2016	Baa1/A-	2,000,000	1,850,178
Weingarten Realty Investors:
7.000%, 7/15/2011	Baa1/BBB+	550,000	542,332
4.857%, 1/15/2014	Baa1/BBB+	2,015,000	1,826,473
6.640%, 7/15/2026	Baa1/BBB+	545,000	463,985
Westfield Capital (Australia), 5.700%, 10/1/2016(1)	A2/A-	6,000,000	5,617,049
			14,134,107
Timber 0.18%
Plum Creek Timberland, 5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,194,380

Warehouse-Industrial 0.54%
Prologis Trust:
5.500%, 4/1/2012	Baa1/BBB+	4,375,000	4,277,381
7.810%, 2/1/2015	Baa1/BBB+	1,000,000	1,005,175
7.625%, 7/1/2017	Baa1/BBB+	1,100,000	1,136,790
			6,419,346

102	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Total Financial
(Cost $129,573,844)			$123,663,996

Industrial 18.73%
Airlines 0.15%
Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022(3)	Aa3/AA-	$1,916,221	1,822,441

Autos 2.92%
American Honda Finance Corp., 5.125%, 12/15/2010(1)	Aa3/A+	3,600,000	3,711,859
BMW US Capital Inc., 5.730%, 11/1/2015(1)(2)(3)	NR/NR	12,000,000	11,888,880
DaimlerChrysler CPI Notes,
Structured Repackaged Asset-Backed Trust Securities,
Series DCX, 5.937%, 11/15/2013(1)(2)(4)	NR/A-	3,465,000	3,428,999
DaimlerChrysler NA Holdings Corp., 6.500%, 11/15/2013	A3/A-	3,075,000	3,194,279
Dana Corp., Escrow Units**(2)(3)(6)	NR/NR	1,600,000	–
Delphi Corp., 6.500%, 5/1/2009**(6)	WR/NR	1,000,000	217,500
Ford Capital BV (Netherlands), 9.500%, 6/1/2010	Caa1/CCC+	1,200,000	984,000
Ford Motor Co., 7.450%, 7/16/2031	Caa1/CCC+	2,775,000	1,630,313
Ford Motor Credit Co. LLC:
7.875%, 6/15/2010	B1/B	2,000,000	1,727,340
8.000%, 12/15/2016	B1/B	3,250,000	2,367,833
General Motors Acceptance Corp., 6.750%, 12/1/2014	B3/B	5,900,000	3,905,552
General Motors Corp., 8.250%, 7/15/2023	Caa1/B	2,850,000	1,674,375
			34,730,930

Beverages 1.73%
Diageo Finance BV (Netherlands), 5.300%, 10/28/2015	A3/A-	9,700,000	9,472,438
The Coca-Cola Co., 5.350%, 11/15/2017	Aa3/A+	10,950,000	11,073,888
			20,546,326
Brewery 0.44%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	A2/A	175,000	164,984
5.050%, 10/15/2016	A2/A	450,000	413,129
5.500%, 1/15/2018	A2/A	4,900,000	4,610,327
			5,188,440
Cable & Media 1.04%
AT&T Broadband Corp., 8.375%, 3/15/2013	Baa2/BBB+	2,975,000	3,279,393
Cox Communications Inc., 7.250%, 11/15/2015	Baa3/BBB-	3,000,000	3,197,793
Cox Enterprises Inc., 7.875%, 9/15/2010(1)	Baa3/BB+	3,000,000	3,164,544
Time Warner Inc., 9.150%, 2/1/2023	Baa2/BBB+	2,410,000	2,774,787
			12,416,517

1-800-392-CORE (2673) ■ www.westcore.com	103

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Chemicals 0.24%
Borden Inc., 7.875%, 2/15/2023	Caa1/CCC+	$775,000	$445,625
Dow Chemical Co.,6.125%, 2/1/2011	A3/A-	350,000	361,802
Ferro Corp., 9.125%, 1/1/2009	B1/B+	1,325,000	1,373,515
PPG Industries Inc., 6.875%, 2/15/2012	A3/A-	688,000	741,997
			2,922,939

Food 0.41%
Tesco PLC (United Kingdom), 5.500%, 11/15/2017	A1/A	5,000,000	4,878,645

Healthcare 1.00%
Baxter FinCo BV (Netherlands), 4.750%, 10/15/2010	A3/A+	1,175,000	1,189,193
Eli Lilly & Co., 5.500%, 3/15/2027	Aa3/AA	10,000,000	9,611,040
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 3/15/2014(1)(2)(3)	NR/NR	1,055,799	1,076,915
			11,877,148

Leisure 1.23%
Fontainebleau Las Vegas Holdings LLC, 10.250%, 6/15/2015(1)	Caa1/CCC+	8,220,000	5,384,100
Harrah’s Operating Co. Inc, 10.750%, 2/1/2016(1)	B3/B+	3,400,000	2,839,000
MGM Mirage:
7.625%, 7/15/2013	B1/B+	1,500,000	1,267,500
7.250%, 8/1/2017	Ba2/BB	4,050,000	3,513,375
Station Casinos Inc., 6.875%, 3/1/2016	Caa1/B-	2,900,000	1,598,625
			14,602,600

Other Industrial 4.15%
Advanced Micro Devices Inc., 7.750%, 11/1/2012	B2/B	645,000	557,925
Amerigas Partners, 7.250%, 5/20/2015	B1/NR	1,250,000	1,175,000
Aramark Corp., 8.500%, 2/1/2015	B3/B	3,575,000	3,521,375
BAE Systems Holdings Inc., 4.750%, 8/15/2010(1)	Baa2/BBB+	1,775,000	1,797,551
Burlington Resources Inc., 6.875%, 2/15/2026	A2/A	1,000,000	1,098,299
Costco Wholesale Corp., 5.500%, 3/15/2017	A2/A	2,800,000	2,851,086
Federal Express Corp.
1994 Pass Through Trust,
Series A2, 7.890%, 9/23/2008(3)	Baa1/NR	76,496	76,496
1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(5)	A3/A+	688,310	717,563
Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/2017	Ba2/BBB-	2,800,000	2,958,592
General Electric Co., 5.250%, 12/6/2017	Aaa/AAA	5,000,000	4,822,480
Kennametal Inc., 7.200%, 6/15/2012	Baa3/BBB	7,880,000	8,354,660
Levi Strauss & Co., 9.750%, 1/15/2015	B2/B+	500,000	505,000

104	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Science Applications:
6.250%, 7/1/2012	A3/A-	$2,700,000	$2,805,500
5.500%, 7/1/2033	A3/A-	1,225,000	1,039,351
Sweetwater Investors LLC, 5.875%, 5/15/2014(1)(2)	NR/BBB-	484,078	508,030
Wal-Mart Stores, Inc.:
4.250%, 4/15/2013	Aa2/AA	3,850,000	3,834,196
5.800%, 2/15/2018	Aa2/AA	6,900,000	7,167,906
West Fraser Timber Co. Ltd. (Canada), 5.200%, 10/15/2014(1)	Baa3/BBB-	5,400,000	4,501,586
WM Wrigley Jr Co., 4.650%, 7/15/2015	A1/A+	1,125,000	1,093,341
			49,385,937
Pharmaceuticals 2.60%
Abbott Laboratories, 5.150%, 11/30/2012	A1/AA	10,125,000	10,436,101
GlaxoSmithKline Capital Inc., 4.850%, 5/15/2013	A1/A+	10,375,000	10,376,587
Medco Health Solutions, Inc., 6.125%, 3/15/2013	Baa3/BBB	10,075,000	10,122,836
			30,935,524

Retail-Drug Stores 0.17%
CVS/Caremark Corp., 5.750%, 6/1/2017	Baa2/BBB+	2,000,000	1,973,198

Telecom & Related 0.07%
American Tower Corp., 7.500%, 5/1/2012	Ba1/BB+	500,000	507,500
Qwest Communications International Inc.,
6.176%, 2/15/2009(4)	Ba3/B+	167,000	167,000
Verizon Global, 4.375%, 6/1/2013	A3/A	125,000	120,418
			794,918
Transportation 2.58%
Burlington Northern Santa Fe Corp.,
5.750%, 3/15/2018	Baa1/BBB	11,000,000	10,786,974
4.575%, 1/15/2021	Aa2/A	1,485,111	1,354,810
CSX Corp., 6.250%, 10/15/2008	Baa3/BBB-	17,000,000	17,094,299
CSX Transportation Inc., 9.750%, 6/15/2020	Baa3/BBB-	1,250,000	1,509,363
			30,745,446
Total Industrial
(Cost $233,385,109)			222,821,009

Utilities & Energy 12.01%
Energy-Non Utility 7.59%
Ametek Inc., 7.200%, 7/15/2008	Baa3/BBB	2,035,000	2,037,584
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	Baa1/BBB	1,564,000	1,664,368
5.650%, 4/15/2020	Baa1/BBB	1,225,000	1,200,250
ConocoPhillips, 8.750%, 5/25/2010	A1/A	11,000,000	11,978,120

1-800-392-CORE (2673) ■ www.westcore.com	105

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Duke Energy Carolinas LLC, 5.300%, 10/1/2015	A2/A	$10,150,000	$10,246,963
Forest Oil Corp., 7.250%, 6/15/2019	B1/B+	9,825,000	9,481,125
Kerr-McGee Corp., 6.950%, 7/1/2024	Baa3/BBB-	4,500,000	4,683,569
Northern Border Partners LP:
Series A, 8.875%, 6/15/2010	Baa2/BBB	1,000,000	1,072,315
7.100%, 3/15/2011	Baa2/BBB	1,000,000	1,040,798
Northern Natural Gas Co., 5.375%, 10/31/2012(1)	A2/A	350,000	354,344
Southwestern Energy Co., 7.500%, 2/1/2018(1)	Ba2/BB+	8,295,000	8,584,421
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	Baa3/BB	75,000	73,715
7.000%, 10/15/2028	Baa3/BB	9,775,000	9,599,265
Transcontinental Gas Pipe Line, 6.400%, 4/15/2016	Baa2/BBB-	5,725,000	5,746,469
Valero Energy Corp., 6.125%, 6/15/2017	Baa3/BBB	3,175,000	3,075,705
Weatherford International, Ltd. (Bermuda),
5.150%, 3/15/2013	Baa1/BBB+	8,485,000	8,447,768
Whiting Petroleum Corp., 7.000%, 2/1/2014	B1/BB-	1,000,000	986,250
XTO Energy Inc., 4.625%, 6/15/2013	Baa2/BBB	10,300,000	9,972,192
			90,245,221
Utilities 4.42%
Centerpoint Energy Inc., Series B, 7.250%, 9/1/2010	Ba1/BBB-	2,350,000	2,425,863
Commonwealth Edison Co., Series 104, 5.950%, 8/15/2016	Baa2/BBB	5,275,000	5,261,512
FPL Group Capital Inc.:
5.625%, 9/1/2011	A2/A-	3,175,000	3,272,339
6.350%, 10/1/2066	A3/BBB+	3,900,000	3,411,818
Georgia Power Co., Series 07-A, 5.650%, 3/1/2037(1)	A2/A	850,000	807,113
Indianapolis Power & Light Co., 6.300%, 7/1/2013(1)	Baa1/BBB	400,000	412,929
Midamerican Energy Holdings Co., 5.875%, 10/1/2012	Baa1/BBB+	200,000	205,984
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	Baa3/BBB	9,287,000	9,268,073
Series R, 6.750%, 7/1/2037	Baa3/BBB	2,850,000	2,805,352
Oncor Electric Delivery Co., 7.000%, 9/1/2022	WR/BBB-	10,577,000	10,352,090
Pacific Gas & Electric, 4.800%, 3/1/2014	A3/BBB+	700,000	683,393
Pacificorp, 6.900%, 11/15/2011	A3/A-	2,107,000	2,246,254
Portland General Electric, 7.875%, 3/15/2010	Baa2/BBB	200,000	209,911
Power Contract Financing LLC, 6.256%, 2/1/2010(1)	Baa2/BBB	134,706	136,320
Power Receivables Finance LLC, 6.290%, 1/1/2012(1)	Baa2/BBB	56,174	57,514
Public Service Co. of Oklahoma, 6.150%, 8/1/2016	Baa1/BBB	3,075,000	3,057,648
San Diego Gas & Electric Co., 6.000%, 6/1/2026	A1/A+	3,550,000	3,545,523
Tenaska Alabama II Partners LP, 6.125%, 3/30/2023(1)	Baa3/BBB-	260,610	265,372
Tenaska Virginia Partners LP, 6.119%, 3/30/2024(1)	Baa3/BBB-	227,894	229,255
Westar Energy Inc., 5.100%, 7/15/2020	Baa2/BBB	3,265,000	2,966,324
WPD Holdings, 7.250%, 12/15/2017(1)	Baa3/BBB-	875,000	977,138
			52,597,725

106	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Total Utilities & Energy
(Cost $145,653,299)			$142,842,946

Total Corporate Bonds
(Cost $508,612,252)			489,327,951

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 32.91%
Asset Backed Securities 6.11%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 4/6/2012	Aaa/AAA	4,000,000	3,998,620
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	Aa1/AAA	500,000	439,354
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	Aa1/AAA	1,000,000	878,234
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 4/25/2020(5)	Aa1/NR	833,000	694,489
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.908%, 10/25/2033(4)	Aaa/AAA	229,768	210,328
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 1/18/2011	Aaa/AAA	1,100,000	1,113,169
Chase Mortgage Finance Corp.,
Series 2007-S2, Class 2A1, 5.500%, 3/25/2037	Aaa/AAA	13,879,356	13,411,898
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	Aaa/AAA	5,425,000	5,281,758
Citibank Credit Card Issuance Trust,
Series 2005-B1, Class B1, 4.400%, 9/15/2010	A2/A	2,500,000	2,506,560
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 6/1/2031(1)(2)	NR/AAA	1,049,034	1,062,014
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(5)	Aaa/AAA	299,484	285,398
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(5)	Aaa/AAA	400,000	413,534
Diversified REIT Trust,
Series 1999-1A, Class D, 6.780%, 3/18/2011(3)	Baa3/NR	300,000	301,125
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 9/15/2010	Aaa/AAA	3,000,000	3,026,220
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class B, 5.370%, 1/15/2011(5)	A1/A	1,000,000	957,695
Series 2007-1, Class C, 5.540%, 4/15/2015	Baa2/BBB	1,500,000	1,247,279
Honda Auto Receivables Owner Trust,
Series 2007-2, Class A3, 5.460%, 5/23/2011	Aaa/NR	12,000,000	12,237,072
John Deere Owner Trust,
Series 2008-A, Class A3, 4.400%, 4/15/2011	Aaa/AAA	10,150,000	10,148,265

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Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(1)(5)	Aaa/AAA	$499,788	$481,437
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.038%, 4/25/2034	Aaa/AAA	225,654	224,807
Vanderbilt Mortgage and Finance Inc.,
Series 1997-B, Class 2B3, 3.598%, 7/7/2013	Baa1/NR	4,799,461	4,418,753
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	396,263	383,154
Series 1997-C, Class 2B3, 3.598%, 8/7/2027	Baa1/NR	3,826,000	3,492,587
Washington Mutual,
Series 2003-AR3, Class B1, 5.549%, 4/25/2033	Aaa/AAA	56,788	55,749
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.710%, 12/25/2033	NR/AAA	871,329	824,214
Series 2004-O, Class A1, 4.897%, 8/25/2034	Aaa/AAA	4,500,147	4,261,409
Series 2004-E, Class A1, 4.870%, 11/25/2039	Aaa/AAA	317,466	300,828
			72,655,950

Collateralized Debt Obligations 0.38%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 5.431%, 2/24/2014(1)(2)(3)(4)(5)	NR/BBB-	500,000	85,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(1)(2)(5)(7)	NR/BB-	800,000	330,144
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(1)(2)(5)(7)	NR/NR	620,174	207,702
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(1)(2)(5)	Ba2/BB	750,000	366,278
Fairfield Street Solar, Class F, 7.514%, 12/28/2014(1)(2)(4)(5)	NR/BB-	1,000,000	423,440
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012(1)(2)(5)(7)	NR/NR	150,000	50,418
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(2)(3)(5)	NR/BBB+	600,000	396,540
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 3.000%, 7/3/2012(1)(2)(5)(7)	NR/NR	250,000	92,798
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(1)(2)(5)(7)	NR/NR	350,000	219,762
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Subordinate Income Notes, 5.300%, 9/24/2008(1)(2)(3)(4)(5)	A2/NR	500,000	426,374
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/3/2013(1)(2)(5)(7)	NR/NR	350,000	212,072
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013(1)(2)(5)(7)	NR/NR	500,000	265,075
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014(1)(2)(5)(7)	NR/NR	500,000	264,575

108	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014(1)(2)(5)(7)	NR/NR	$500,000	$263,615
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014(1)(2)(5)(7)	NR/NR	500,000	40,000
Series 2005-1, 0.000%, 3/15/2015**(1)(2)(5)(7)	NR/NR	750,000	112,500
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(2)(3)(5)(7)	Ca/NR	800,000	8,000
Soloso Bank Pref (Cayman Islands),
15.000%, 10/15/2015(1)(2)(3)(5)(7)	NR/NR	750,000	300,000
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 9/30/2013(1)(2)(5)(7)	NR/NR	250,000	133,840
Tricadia (Cayman Islands):
Series 2003-1, Class PS, 17.575%, 12/15/2013(1)(2)(3)(5)(7)	NR/NR	250,000	75,000
Series 2004-2A, Class C, 8.245%, 12/15/2019(1)(2)(3)(4)(5)	Baa1/BBB+	479,808	199,120
			4,472,253

Collateralized Mortgage Obligations 0.10%
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	NR/AAA	328,624	293,482
Series 2005-8, Class A14, 5.500%, 9/25/2035	Aa1/AAA	1,000,000	886,775
			1,180,257

Commercial Mortgage-Backed Securities 1.53%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(3)(5)	A2/NR	8,500,000	8,175,980
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014(1)(3)(5)	Ba2/NR	1,225,000	1,161,067
Series 2006-1, Class E, 6.495%, 2/15/2036(1)(3)(5)	Baa3/NR	1,000,000	929,300
SBA CMBS Trust:
Series 2006-1A, Class C, 5.559%, 11/15/2036(1)(3)	A2/NR	3,300,000	3,099,954
Series 2006-1A, Class A, 5.314%, 11/15/2036(1)	Aaa/NR	4,570,000	4,453,557
Times Square Hotel Trust, 8.528%, 8/1/2026(1)(2)(3)	Baa3/BB+	379,113	433,595
			18,253,453

Agency Mortgage-Backed Securities 24.79%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024		195,424	199,237
Pool #781804, 5.062%, 7/1/2034		2,783,811	2,779,039
Pool #781811, 5.120%, 7/1/2034		1,295,876	1,295,760
Pool #781958, 5.075%, 9/1/2034		3,536,702	3,531,284
Gold Pool #G08061, 5.500%, 6/1/2035		1,589,759	1,570,881
Gold Pool #G01960, 5.000%, 12/1/2035		7,444,252	7,159,420
Gold Pool #A41748, 5.000%, 1/1/2036		9,622,941	9,254,748

1-800-392-CORE (2673) ■ www.westcore.com	109

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Principal
	Amount	Market Value

Gold Pool #A42128, 5.500%, 1/1/2036	$14,460,869	$14,289,146
Gold Pool #G02064, 5.000%, 2/1/2036	12,395,516	11,921,239
Gold Pool #G02386, 6.000%, 11/1/2036	28,344,839	28,676,445
Pool #1G1317, 5.992%, 11/1/2036	19,221,269	19,527,483
Gold Pool #G03189, 6.500%, 9/1/2037	42,800,354	44,170,479
FNMA:
Pool #356801, 6.000%, 12/1/2008	853	855
Pool #703703, 5.025%, 1/1/2033(4)	100,662	101,411
Pool #555717, 4.341%, 8/1/2033(4)	306,450	308,986
Pool #779610, 4.000%, 6/1/2034(4)	424,067	429,869
Pool #725705, 5.000%, 8/1/2034	3,095,818	2,987,941
Pool #809893, 5.062%, 3/1/2035(4)	1,741,834	1,764,049
Pool #809894, 4.938%, 3/1/2035(4)	2,111,157	2,126,475
Pool #255706, 5.500%, 5/1/2035	17,501,127	17,306,637
Pool #836496, 5.000%, 10/1/2035	15,053,513	14,482,247
Pool #735897, 5.500%, 10/1/2035	9,146,758	9,045,110
Pool #850582, 5.500%, 1/1/2036	5,470,023	5,409,235
Pool #845471, 5.000%, 5/1/2036	1,528,221	1,436,080
Pool #190377, 5.000%, 11/1/2036	19,093,932	18,369,337
Pool #907772, 6.000%, 12/1/2036	11,439,271	11,467,789
Pool #888405, 5.000%, 12/1/2036	4,706,390	4,527,787
Pool #256526, 6.000%, 12/1/2036	32,532,253	32,613,356
Pool #910881, 5.000%, 2/1/2037	13,912,906	13,074,056
GNMA:
Pool #780019, 9.500%, 12/15/2009	17,515	17,829
Pool #550656, 5.000%, 9/15/2035	2,316,341	2,251,488
Pool #658568, 5.000%, 8/15/2036	318,107	308,898
Pool #658056, 5.000%, 8/15/2036	3,847,639	3,736,258
Pool #609003, 5.000%, 8/15/2036	9,063,046	8,800,689
		294,941,543

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $398,876,564)		391,503,456

U.S. Government & Agency Obligations 18.09%
FHLB:
Series P713, 5.125%, 11/18/2013	75,000	75,527
Structured Repackaged Asset-Backed Trust Securities,
Series FHLB, 5.905%, 8/15/2019(1)(2)(4)	2,150,000	1,921,907
FNMA:
5.121%, 2/17/2009(4)	2,000,000	2,024,320
8.200%, 3/10/2016	55,000	67,777
U.S. Treasury Bond, 6.000%, 2/15/2026	25,100,000	29,445,463
U.S. Treasury Note, 4.250%, 1/15/2011	175,000,000	181,726,649

110	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund as of June 30, 2008 (continued)

	Shares	Market Value
Total U.S. Government & Agency Obligations
(Cost $207,950,725)		$ 215,261,643

Money Market Mutual Funds 5.03%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares (7 Day Yield 2.380%)	54,342,460	54,342,460
Morgan Stanley Institutional Liquidity Funds Prime
Portfolio (7 Day Yield 2.578%)	5,550,897	5,550,897

Total Money Market Mutual Funds
(Cost $59,893,357)		59,893,357

Total Investments
(Cost $1,205,569,121)	99.22%	1,180,471,760

Other Assets in Excess of Liabilities	0.78%	9,232,338

Net Assets	100.00%	$ 1,189,704,098

See Notes to Statements of Investments on page 120 and Notes to Financial Statements beginning on page 175.

Westcore Plus Bond Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%
United States	$1,138,397,613	95.68%
Netherlands	11,645,631	0.98%
Bermuda	8,447,768	0.71%
Australia	5,617,049	0.47%
United Kingdom	4,878,645	0.41%
Canada	4,501,586	0.38%
Cayman Islands	4,472,253	0.38%
Sweden	2,511,215	0.21%
Total Investments	1,180,471,760	99.22%
Other Assets in Excess of Liabilities	9,232,338	0.78%
Net Assets	$1,189,704,098	100.00%

Please note the country classification is based on the domicile of the issuer.

1-800-392-CORE (2673) ■ www.westcore.com	111

Westcore Colorado Tax-Exempt Fund as of June 30, 2008

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Certificates of Participation 5.81%
Adams 12 Five Star Schools, Certificates of Participation,
4.500%, 12/1/2027, Optional 12/1/2018 @ 100.00	A1/A+	$600,000	$557,202
Colorado State Certificate of Participation University of
Colorado at Denver Health Sciences Center Fitzsimons
Academic, 5.000%, 11/1/2018, Optional 11/1/2015, MBIA	A2/AA	700,000	732,270
El Paso County, Certificates of Participation,
5.375%, 12/1/2019	Aa3/AA	500,000	515,090
Larimer County, Certificate of Participation, Courthouse
& Jail Facilities Lease Purchase Agreement,
4.750%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	504,295
Regional Transportation District,
5.000%, 12/1/2022, 12/1/2017 @ 100.00,	Aa3/AAA	1,000,000	1,027,930
University of Colorado Certificates of Participation,
5.000%, 6/1/2023, Optional 6/1/2013 @ 100.00, AMBAC	Aa3/AA	150,000	160,208

Total Certificates of Participation
(Cost $3,527,915)			3,496,995

General Obligation Bonds 33.34%
County-City-Special District-School District 33.34%
Adams & Arapahoe Counties Joint School District 28J,
5.350%, 12/1/2015, Escrowed to Maturity	Aa3/AA-	260,000	289,180
Adams & Weld Counties School District 27J,
4.750%, 12/1/2017,
Prerefunded 12/1/2014 @ 100.00, FGIC	Aa3/AA-	500,000	522,445
Adams 12 Five Star Schools,
zero coupon, 12/15/2024,
Optional 12/15/2016 @ 67.784, FGIC	Aa3/AA-	2,385,000	1,010,358
Adams County School District 12, Series A:
5.000%, 12/15/2020, Prerefunded
12/15/2011 @ 100.00, MBIA	Aa3/AAA	500,000	529,335
5.000%, 12/15/2021, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/NR	200,000	217,184
Basalt Colorado Sanitation District,
5.000%, 12/1/2018,
Optional 12/1/2011 @ 100.00, AMBAC	Aa3/NR	125,000	130,525
Boulder & Gilpin Counties, Boulder Valley School District Re-2,
5.125%, 12/1/2017, Optional 12/1/2009 @ 100.00	Aa3/AA	300,000	305,319
Boulder County Open Space Open Space Capital
Improvement Tr Fd,
5.400%, 8/15/2015, Prerefunded 8/15/2010 @ 100.00	Aa1/AA+	500,000	527,790

112	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Colorado Tax-Exempt Fund as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	Aa1/AA+	$250,000	$268,053
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	Aa1/AA+	750,000	779,475
City & County of Denver, School District No. 1, Series A:
5.000%, 12/1/2017, Optional 12/1/2014 @ 100.00, FGIC	Aa3/AA-	500,000	528,010
5.500%, 12/1/2022, FGIC	Aa3/AA-	500,000	551,460
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, FSA	Aaa/AAA	125,000	129,206
Denver West Metropolitan District:
4.050%, 12/1/2013	NR/NR	500,000	498,065
4.250%, 12/1/2016, Optional 12/1/2015 @ 100.00	NR/NR	140,000	130,483
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016,
Prerefunded 12/15/2011 @ 100.00, MBIA	Aa2/AA	500,000	535,075
5.250%, 12/15/2017,
Prerefunded 12/15/2011 @ 100.00, MBIA	Aa2/AA	1,000,000	1,070,149
Eagle Bend, Metropolitan District 2,
4.500%, 12/1/2025,
Optional 12/1/2015 @ 100.00, RADIAN	NR/A	400,000	357,956
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/1/2015, Optional, Unrefunded portion,
12/1/2009 @ 101.00, FGIC	Aa3/AA-	290,000	300,086
5.250%, 12/1/2015,
Prerefunded 12/1/2009 @ 101.00, FGIC	Aa3/AA-	710,000	745,372
El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, MBIA	Aa3/AA	250,000	262,090
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, MBIA	Aa3/NR	250,000	256,248
El Paso County School District 12,
5.000%, 9/15/2013, Optional 9/15/2012 @ 100.00	Aa1/NR	1,000,000	1,059,670
Evergreen Park & Recreation District,
5.250%, 12/1/2017,
Prerefunded 12/1/2010 @ 100.00, AMBAC	Aa3/NR	115,000	121,660
Fraser Valley, Metropolitan Recreation District,
5.000%, 12/1/2025, Optional 12/1/2017 @ 100.00	NR/A	500,000	500,350
Garfield County, Garfield School District Re-2 ,
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, FSA	Aaa/NR	250,000	257,075
Garfield, Pitkin & Eagle Counties Roaring
Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	523,535
Jefferson County School District R-1:
5.250%, 12/15/2011,
Prerefunded 12/15/2008 @ 101.00, FGIC	Aa3/AA-	750,000	769,148

1-800-392-CORE (2673) ■ www.westcore.com	113

Westcore Colorado Tax-Exempt Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

5.000%, 12/15/2018,
Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	$800,000	$842,280
5.000%, 12/15/2024,
Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	1,000,000	1,029,390
La Plata County School District 9-R Durango,
5.250%, 11/1/2020,
Prerefunded 11/1/2012 @ 100.00, MBIA	Aa3/NR	125,000	134,750
Larimer County, Poudre School District R-1:
5.500%, 12/15/2008	Aa3/AAA	500,000	508,135
5.000%, 12/15/2016,
Optional 12/15/2008 @ 100.00, FSA	NR/AAA	700,000	704,809
6.000%, 12/15/2017,
Prerefunded 12/15/2010 @ 100.00, FGIC	Aa3/NR	1,000,000	1,076,479
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	NR/BBB-	250,000	254,095
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021,
Optional 12/1/2014 @ 100.00, MBIA	Aa3/NR	500,000	517,995
5.000%, 12/1/2022,
Optional 12/1/2013 @ 100.00, MBIA	Aa3/NR	300,000	312,159
5.000%, 12/1/2024,
Optional 12/1/2014 @ 100.00, MBIA	Aa3/NR	565,000	580,244
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018,
Prerefunded 12/1/2010 @ 100.00, AMBAC	Aa2/NR	340,000	359,689
Pitkin County School District No. 001, Aspen
5.000%, 12/1/2020,
Prerefunded 12/1/2011 @ 100.00, FGIC	Aa2/AA-	150,000	158,955
Pueblo County School District 70,
5.000%, 12/1/2015,
Optional 12/1/2011 @ 100.00, FGIC	A2/AA-	165,000	170,579
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.000%, 12/15/2012,
Optional 12/15/2008 @ 100.00, FGIC	Aa3/NR	250,000	252,065

Total General Obligation Bonds
(Cost $19,982,051)			20,076,926

Revenue Bonds 55.78%
Airports 0.75%
Walker Field CO Public Airport Authority,
5.000%, 12/1/2022, Optional 12/1/2017	Baa3/NR	500,000	453,985

114	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Colorado Tax-Exempt Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

General 0.40%
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/1/2017, Average Life 9/1/2014	NR/NR	$250,000	$243,225

Higher Education 8.96%
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, AMBAC	Aaa/AA	85,000	88,731
5.250%, 12/1/2020,
Prerefunded 12/1/2012 @ 100.00, AMBAC	Aaa/AA	420,000	453,352
Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017, FGIC	A1/A+	500,000	522,245
Colorado State Board of Governors University
- Enterprise Revenue Bonds,
5.000%, 12/1/2020,
Prerefunded 12/1/2015 @ 100.00, XLCA	A2/NR	500,000	543,130
Colorado State College Board of Trustees, Auxiliary
Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	A2/AA	660,000	676,275
Fort Lewis College Board,
4.625%, 10/1/2026,
Optional 10/17/2017 @ 100.00, FGIC	A3/NR	500,000	457,510
University of Colorado,
5.375%, 6/1/2026, Optional 6/1/2011	Aa3/AA-	325,000	334,542
University of Colorado Enterprise Systems Revenue Series A,
5.100%, 6/1/2016, Optional 6/1/2011 @ 100.00	Aa3/AA-	150,000	155,531
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 6/1/2024,
Prerefunded 6/1/2013 @ 100.00, FGIC	Aa3/AA-	150,000	160,208
5.000%, 6/1/2026,
Optional 6/1/2013 @ 100.00, FGIC	Aa3/AA-	750,000	761,347
University of Colorado Hospital Authority,
5.600%, 11/15/2031,
Prerefunded 11/15/2011 @100.00	Baa1/NR	445,000	477,489
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016,
Optional 6/1/2011 @ 100.00, AMBAC	Aa3/AA	500,000	513,180
5.000%, 6/1/2023,
Optional 6/1/2011 @ 100.00, AMBAC	Aa3/AA	250,000	252,550
			5,396,090
Medical 17.05%
Aurora Colorado Hospital Revenue, Children’s Hospital,
5.000%, 12/1/2022,
Optional 12/1/2018 @ 100.00, FSA	Aaa/AAA	1,000,000	1,042,849

1-800-392-CORE (2673) ■ www.westcore.com	115

Westcore Colorado Tax-Exempt Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	Baa3/NR	$600,000	$566,532
Colorado Health Facilities Authority,
Poudre Valley Health, Series A:
5.625%, 12/1/2019,
Prerefunded 12/1/2009 @ 101.00, FSA	Aaa/NR	500,000	525,705
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	Baa1/BBB+	1,000,000	949,910
Colorado Health Facilities Authority Revenue, Adventist Sunbelt,
5.125%, 11/15/2020, Optional 11/15/2016 @ 100.00	A1/A+	500,000	504,200
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives,
5.250%, 9/1/2021, Prerefunded 9/1/2011 @ 100.00	Aa2/AA	500,000	527,630
Colorado Health Facilities Authority Revenue,
Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	NR/BBB	500,000	464,900
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	A3/A-	500,000	500,295
5.250%, 6/1/2023, Optional 6/1/2016 @100.00	A3/A-	400,000	393,888
Colorado Health Facilities Authority Revenue,
Park View Medical Center:
5.000%, 9/1/2010	A3/NR	205,000	210,519
5.000%, 9/1/2011	A3/NR	210,000	215,664
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	A3/NR	450,000	440,343
5.000%, 9/1/2025, Optional 9/1/2017 @100.00	A3/NR	450,000	424,026
Colorado Health Facilities Authority Revenue,
Vail Valley Medical Center:
5.000%, 1/15/2010	NR/BBB+	200,000	202,854
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	NR/BBB+	440,000	432,428
Colorado Health Facilities Authority Revenue,
Valley View Hospital Association
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	NR/BBB	250,000	233,475
Colorado Health Facilities Authority Revenue,
Yampa Valley Medical Center
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	NR/BBB-	700,000	645,624
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	NR/BBB	500,000	497,970
5.000%, 12/1/2020, Optional 12/1/2016	NR/BBB	500,000	488,680
University of Colorado Hospital Authority,
5.250%, 11/15/2022,
Optional 11/15/2009 @ 100.00, AMBAC	Aa3/NR	1,000,000	1,003,410
			10,270,902

116	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Colorado Tax-Exempt Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Other 0.34%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, MBIA	A2/AA	$200,000	$203,376

Special Tax 18.79%
Aspen Colorado Sales Tax,
5.000%, 11/1/2010, Prerefunded 11/1/2009 @ 100.00	NR/NR	120,000	123,985
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	Baa2/NR	110,000	108,867
4.250%, 12/1/2014	Baa2/NR	125,000	123,615
4.375%, 12/1/2015	Baa2/NR	125,000	123,478
Broomfield Sales & Use Tax,
5.200%, 12/1/2017,
Optional 12/1/2012 @ 100.00, AMBAC	Aa3/NR	500,000	528,789
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018,
Optional 11/15/2015 @ 100.00, XLCA	A1/A+	1,000,000	1,019,069
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project,
4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	Aa3/AA-	500,000	471,770
Colorado Department of Transportation,
4.200%, 6/15/2009, MBIA	Aa3/AA	225,000	229,741
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/1/2016,
Prerefunded 12/1/2010 @ 100.00, RADIAN	NR/A	125,000	134,109
5.000%, 3/1/2018,
Optional 9/1/2015 @100.00, FGIC	A1/A	500,000	522,600
5.000%, 6/1/2020,
Optional 6/1/2011 @ 100.00, AMBAC	Aa3/AA	200,000	203,730
5.000%, 12/1/2021,
Optional 12/1/2011 @ 100.00, AMBAC	Aa3/NR	150,000	152,247
5.000%, 12/15/2021,
Optional 12/15/2015 @ 100.00, MORAL OBLG	NR/A	180,000	171,868
5.125%, 9/15/2025,
Optional 9/15/2015 @ 100.00, XLCA	NR/A	500,000	513,435
4.625%, 12/15/2028,
Optional 12/15/2015 @ 100.00, MORAL OBLG	NR/A	250,000	219,153
Denver City & County Excise Tax,
5.250%, 9/1/2008, FSA	Aaa/AAA	500,000	502,745
Denver City & County Golf Enterprise:
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	Baa2/NR	350,000	350,907
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	Baa2/NR	500,000	497,010

1-800-392-CORE (2673) ■ www.westcore.com	117

Westcore Colorado Tax-Exempt Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	Aaa/AAA	$500,000	$520,135
Durango Colorado Sales & Use Tax,
5.500%, 12/1/2016, Optional 12/1/2009 @ 100.00, FGIC	NR/A	200,000	204,622
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020,
Optional 6/15/2016 @ 100.00, MBIA	A2/AA	390,000	407,944
5.000%, 6/15/2023,
Optional 6/15/2016 @ 100.00, MBIA	A2/AA	390,000	402,375
Greeley, Weld County Sales & Use Tax:
5.150%, 10/1/2015,
Prerefunded 10/1/2010 @ 100.00, MBIA	A2/AA	500,000	526,705
4.800%, 10/1/2015,
Prerefunded 10/1/2008 @ 100.00, MBIA	A2/AA	250,000	251,875
Jefferson County Open Space Sales & Use Tax:
5.000%, 11/1/2012,
Optional 11/1/2009 @ 100.00, FGIC	Aa3/AA-	500,000	512,045
5.000%, 11/1/2019,
Optional 11/1/2009 @ 100.00, FGIC	Aa3/AA-	100,000	101,262
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	NR/AA+	300,000	318,768
Northwest Parkway Public Highway Authority Revenue,
zero coupon until 6/15/2025, convertible to 5.80%
until 6/15/2025, Optional 6/15/2016 @ 100.00, FSA	Aaa/AAA	960,000	885,925
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	NR/A-	100,000	101,982
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	NR/A-	325,000	329,914
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, FSA	Aaa/AAA	500,000	523,655
Westminster Sales & Use Tax,
5.000%, 12/1/2014, Optional 12/1/2011 @ 100.00	NR/AA+	220,000	229,438
			11,313,763

Utility 9.49%
Arkansas River Power Authority,
5.875%, 10/1/2026, SF 10/1/2022, XLCA	NR/BBB	1,000,000	1,088,609
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded 12/1/2010 @ 100.00	Aa2/AA+	125,000	132,384
Broomfield Water Activity Enterprise:
5.500%, 12/1/2018,
Optional 12/1/2010 @ 101.00, MBIA	A2/NR	500,000	526,085
4.750%, 12/1/2022,
Optional 12/1/2012 @ 100.00, MBIA	A2/NR	125,000	127,083

118	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Colorado Tax-Exempt Fund
as of June 30, 2008 (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount/Shares	Market Value

Colorado Water Resources & Power Development
Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	Aaa/AAA	$500,000	$523,260
Colorado Water Resources & Power Development
Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, MBIA	A2/AA	500,000	509,520
Colorado Water Resources & Power Development Authority,
Small Water Resources:
5.700%, 11/1/2015,
Optional 11/1/2010 @ 100.00, FGIC	NR/NR	265,000	276,040
5.700%, 11/1/2015,
Prerefunded 11/1/2010 @ 100.00, FGIC	NR/NR	235,000	250,080
Colorado Water Resources & Power Development
Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	Aa1/AA	500,000	561,685
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020,
Optional 12/1/2012 @ 100.00, AMBAC	Aa3/AA	250,000	256,620
Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/1/2009,
Optional 12/1/2008 @ 100.00, FSA	Aaa/AAA	500,000	503,030
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022,
Optional 11/15/2013 @ 100.00, FSA	Aaa/NR	150,000	158,000
Pueblo Colorado Board Waterworks:
5.250%, 11/1/2009, FSA	Aaa/AAA	120,000	124,358
5.100%, 1/1/2019, Optional 1/1/2009 @ 102.00, AMBAC	Aa3/AA	150,000	153,734
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021,
Optional 12/1/2014 @ 100.00, MBIA	A1/AA	500,000	521,690
			5,712,178

Total Revenue Bonds
(Cost $33,947,341)			33,593,519

Money Market Mutual Funds 3.61%
Goldman Sachs Financial Square Tax Free Money Market Fund
(7 Day Yield 1.550%)		2,172,749	2,172,749

Total Money Market Mutual Funds
(Cost $2,172,749)			2,172,749

1-800-392-CORE (2673) ■ www.westcore.com	119

Westcore Colorado Tax-Exempt Fund
as of June 30, 2008 (continued)

		Market Value

Total Investments
(Cost $59,630,056)	98.54%	$59,340,189

Other Assets in Excess of Liabilities	1.46%	882,138

Net Assets	100.00%	$60,222,327

See Notes to Statements of Investments below and Notes to Financial Statements beginning on page 175.

Westcore Colorado Tax Exempt Fund
Country Breakdown as of June 30, 2008
Country	Market Value	%

United States	$59,340,189	98.54%
Total Investments	59,340,189	98.54%
Other Assets in Excess of Liabilities	882,138	1.46%
Net Assets	$60,222,327	100.00%

Please note the country classification is based on the domicile of the issuer.

Notes to Statements of Investments

** Non-income producing security.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. For those securities that are illiquid restricted securities, see Note 7 to the Notes to Financial Statements.

(2)  This security is considered illiquid by the investment adviser. See Note 7 to the Notes to Financial Statements.

(3)  This security has been valued in good faith by or under the direction of the Board of Trustees. See Note 1 to Notes to Financial Statements.

(4)  The coupon rate shown on floating or adjustable rate securities represents the rate at period end. (5) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6)   Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(7)  This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.

(8)   Each share is an Enhanced Income Security which consists of one share of Class A common stock and one unit ($7.15 principal amount) of a 12.0% senior subordinated note.

120	Semi-Annual Report June 30, 2008 (Unaudited)

Common Abbreviations:

AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt
ADS	American Depositary Shares
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.,owned by shareholders.
AMBAC	Ambac Financial Group Inc.
BV	Besloten Vennootschap is a Dutch private limited liability company.
CDO	Collateralized Debt Obligation
CMBS	Commercial Mortgage-Backed Securities
CPI	Consumer Price Index
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
LLC	Limited Liability Corp.
LP	Limited Partnership
Ltd.	Limited
MBIA	MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.
MORAL OBLG	Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state-issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.
MTN	Medium Term Note followed by applicable series
N.V.	Naamloze Vennootchap is the Dutch term for a public limited liability corporation.
OJSC	Open Joint Stock Company
PLC	Public Limited Co.
RADIAN	Radian Group Inc.
REIT	Real Estate Investment Trust
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	A variable capital company
SBA	Small Business Administration
SF	Sinking Fund
S.p.A.	Società Per Azioni is an Italian shared company.
SUB	Subordinated Income Note
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds

1-800-392-CORE (2673) ■ www.westcore.com	121

Westcore Equity Funds as of June 30, 2008

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Assets
Investments at value (cost - see below)	$156,418,354	$244,806,301
Receivable for investment securities sold	5,158,903	13,468,620
Dividends and interest receivable	13,822	144,558
Receivable for fund shares subscribed	13,639	357,074
Investment for trustee deferred compensation plan	345,776	24,961
Prepaid and other assets	25,070	29,174
Total Assets	161,975,564	258,830,688

Liabilities
Payable for investment securities purchased	1,496,274	8,839,317
Payable for fund shares redeemed	55,199	291,577
Payable for investment advisory fee	91,065	138,200
Payable for administration fee	24,083	38,431
Payable for shareholder servicing	5,642	18,015
Payable for trustee deferred compensation plan	345,776	24,961
Payable for chief compliance officer fee	914	1,433
Other payables	70,827	73,924
Total Liabilities	2,089,780	9,425,858
Net Assets	$159,885,784	$249,404,830

Composition of Net Assets
Paid-in capital	$143,759,942	$200,140,579
Overdistributed net investment income	(764,386)	(115,922)
Accumulated net realized gain on investments	7,672,822	13,750,065
Net unrealized appreciation on investments	9,217,406	35,630,108
Net Assets	$159,885,784	$249,404,830

Net Asset Value Per Share
Retail Class
Net assets	$122,043,146	$246,263,132
Shares of beneficial interest outstanding	19,711,276	18,407,770
Net asset value per share	$6.19	$13.38
Institutional Class
Net assets	$37,842,638	$3,141,698
Shares of beneficial interest outstanding	6,105,009	234,690
Net asset value per share	$6.20	$13.39
Cost of Investments	$147,200,948	$209,176,193

See Notes to Financial Statements.

122	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Equity Funds as of June 30, 2008 (continued)

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
Assets
Investments at value (cost - see below)	$36,925,083	$35,665,459
Foreign cash at value (Cost $0 and $133, respectively)	0	136
Receivable for investment securities sold	1,223,379	261,578
Dividends and interest receivable	8,862	44,441
Receivable for fund shares subscribed	36,801	3,096
Investment for trustee deferred compensation plan	7,787	6,925
Prepaid and other assets	16,206	13,175
Total Assets	38,218,118	35,994,810

Liabilities
Payable for investment securities purchased	0	1,748,874
Payable for fund shares redeemed	334,036	100,730
Payable for investment advisory fee	17,361	22,621
Payable for administration fee	5,481	4,887
Payable for shareholder servicing	2,086	1,705
Payable for trustee deferred compensation plan	7,787	6,925
Payable for chief compliance officer fee	209	200
Other payables	20,142	38,922
Total Liabilities	387,102	1,924,864
Net Assets	$37,831,016	$34,069,946

Composition of Net Assets
Paid-in capital	$41,771,497	$38,569,185
(Over)/Undistributed net investment income	(115,286)	310,234
Accumulated net realized loss on investments and foreign
currency transactions	(1,408,067)	(287,325)
Net unrealized depreciation on investments and
translation of assets and liabilities denominated
in foreign currencies	(2,417,128)	(4,522,148)
Net Assets	$37,831,016	$34,069,946

Net Asset Value Per Share
Retail Class
Net assets	$37,831,016	$34,069,946
Shares of beneficial interest outstanding	2,455,975	2,737,976
Net asset value per share	$15.40	$12.44
Cost of Investments	$39,342,211	$40,196,070

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	123

Westcore Equity Funds as of June 30, 2008 (continued)

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
Assets
Investments at value (cost - see below)	$53,078,495	$83,077,862
Receivable for investment securities sold	0	352,045
Dividends and interest receivable	36,292	200,543
Receivable for fund shares subscribed	3,130	36,472
Investment for trustee deferred compensation plan	39,511	4,403
Prepaid and other assets	16,952	15,017
Total Assets	53,174,380	83,686,342

Liabilities
Payable for fund shares redeemed	0	156,018
Payable for investment advisory fee	29,348	54,639
Payable for administration fee	8,276	12,670
Payable for shareholder servicing	2,079	4,840
Payable for trustee deferred compensation plan	39,511	4,403
Payable for chief compliance officer fee	303	485
Other payables	34,292	28,571
Total Liabilities	113,809	261,626
Net Assets	$53,060,571	$83,424,716

Composition of Net Assets
Paid-in capital	$42,935,030	$79,713,753
Undistributed net investment income	103,418	295,705
Accumulated net realized gain/(loss) on investments	13,306	(1,975,671)
Net unrealized appreciation on investments	10,008,817	5,390,929
Net Assets	$53,060,571	$83,424,716

Net Asset Value Per Share
Retail Class
Net assets	$26,394,003	$83,424,716
Shares of beneficial interest outstanding	2,156,746	4,500,921
Net asset value per share	$12.24	$18.54
Institutional Class
Net assets	$26,666,568	N/A
Shares of beneficial interest outstanding	2,177,031	N/A
Net asset value per share	$12.25
Cost of Investments	$43,069,678	$77,686,933

See Notes to Financial Statements.

124	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Equity Funds as of June 30, 2008 (continued)

Westcore		Westcore	Westcore
Small-Cap		Small-Cap	Micro-Cap
Opportunity Fund		Value Fund	Opportunity Fund
Assets
Investments at value (cost - see below)	$24,244,724	$182,833,544	$531,380
Receivable for investment securities sold	700,871	484,007	0
Dividends and interest receivable	20,509	285,274	322
Receivable for fund shares subscribed	1,817	488,211	0
Investment for trustee deferred compensation plan	34,794	1,290	0
Receivable due from advisor	0	0	1,980
Prepaid and other assets	22,464	22,560	0
Total Assets	25,025,179	184,114,886	533,682

Liabilities
Payable for investment securities purchased	1,262,004	1,690,423	57,987
Payable for fund shares redeemed	70,115	126,483	0
Payable for investment advisory fee	26,220	125,880	0
Payable for administration fee	4,681	27,061	47
Reimbursement for shareholder servicing	887	10,109	1
Payable for trustee deferred compensation plan	34,794	1,290	0
Payable for chief compliance officer fee	149	964	2
Other payables	24,450	40,812	12,052
Total Liabilities	1,423,300	2,023,022	70,089
Net Assets	$23,601,879	$182,091,864	$463,593

Composition of Net Assets
Paid-in capital	$23,819,551	$202,241,467	$486,906
(Over)/Undistributed net investment income	(69,932)	1,218,152	221
Accumulated net realized loss on investments	(1,688,893)	(7,774,254)	0
Net unrealized appreciation/(depreciation)
on investments	1,541,153	(13,593,501)	(23,534)
Net Assets	$23,601,879	$182,091,864	$463,593

Net Asset Value Per Share
Retail Class
Net assets	$20,263,425	$173,437,963	463,593
Shares of beneficial interest outstanding	649,976	15,752,946	49,035
Net asset value per share	$31.18	$11.01	$9.45
Institutional Class
Net assets	$3,338,454	$8,653,901	N/A
Shares of beneficial interest outstanding	106,937	785,848	N/A
Net asset value per share	$31.22	$11.01
Cost of Investments	$22,703,571	$196,427,045	$554,914

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	125

Westcore Bond Funds as of June 30, 2008

Westcore		Westcore	Westcore
Flexible		Plus Bond	Colorado
Income Fund		Fund	Tax-Exempt Fund

Assets
Investments at value (cost - see below)	$145,802,843	$1,180,471,760	$59,340,189
Receivable for investment securities sold	354,842	0	501,736
Dividends and interest receivable	2,598,991	13,951,999	413,617
Receivable for fund shares subscribed	243,362	1,986,769	12,141
Investment for trustee deferred compensation plan	23,256	54,006	25,258
Prepaid and other assets	26,732	55,752	3,184
Total Assets	149,050,026	1,196,520,286	60,296,125

Liabilities
Payable for fund shares redeemed	2,542,388	6,165,450	0
Payable for investment advisory fee	63,219	158,532	9,049
Payable for administration fee	25,462	157,779	7,926
Payable for shareholder servicing	10,938	65,458	3,038
Payable for trustee deferred compensation plan	23,256	54,006	25,258
Payable for chief compliance officer fee	976	6,466	324
Other payables	84,680	208,497	28,203
Total Liabilities	2,750,919	6,816,188	73,798
Net Assets	$146,299,107	$1,189,704,098	$60,222,327

Composition of Net Assets
Paid-in capital	$178,430,040	$1,218,506,558	$60,562,095
(Over)/Undistributed net investment income	541,316	245,507	(17,534)
Accumulated net realized loss on investments	(8,632,604)	(3,950,606)	(32,367)
Net unrealized depreciation on investments	(24,039,645)	(25,097,361)	(289,867)
Net Assets	$146,299,107	$1,189,704,098	$60,222,327

Net Asset Value Per Share
Retail Class
Net assets	$145,143,724	$1,117,947,005	$60,222,327
Shares of beneficial interest outstanding	16,733,029	108,388,957	5,537,368
Net asset value per share	$8.67	$10.31	$10.88
Institutional Class
Net assets	$1,155,383	$71,757,093	N/A
Shares of beneficial interest outstanding	133,328	6,956,989	N/A
Net asset value per share	$8.67	$10.31
Cost of Investments	$169,842,488	$1,205,569,121	$59,630,056
See Notes to Financial Statements.

126	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Equity Funds
For the Six Months Ended June 30, 2008
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Investment Income
Dividends (net of foreign withholding taxes of
$0 and $3,984, respectively)	$363,308	$1,093,606
Interest	104,618	160,641
Total Income	467,926	1,254,247

Expenses
Investment advisory fee	543,311	854,819
Administrative fee	146,506	234,174
Shareholder servicing reimbursement - Retail Class	38,418	109,745
Transfer agent fees	29,284	19,882
Fund accounting fees and expenses	28,007	48,969
Legal fees	4,979	4,007
Printing fees	13,167	20,541
Registration fees	4,447	11,812
Audit and tax preparation fees	13,964	14,742
Custodian fees	8,548	9,600
Insurance	2,715	4,250
Trustee fees and expenses	7,368	11,490
Chief compliance officer fee	3,169	4,984
Other	4,253	4,913
Total expenses before waivers	848,136	1,353,928
Expenses waived by:
Investment advisor - Institutional Class	(7,742)	(11,663)
Net Expenses	840,394	1,342,265
Net Investment Loss	(372,468)	(88,018)

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	2,822,911	4,305,628
Net realized gain	2,822,911	4,305,628
Net change in unrealized depreciation on:
Investments	(22,401,263)	(44,424,355)
Net change	(22,401,263)	(44,424,355)
Net Realized And Unrealized Loss	(19,578,352)	(40,118,727)
Net Decrease In Net Assets Resulting
From Operations	$(19,950,820)	$(40,206,745)

See Notes to Financial Statements.

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Westcore Equity Funds (continued)
For the Six Months Ended June 30, 2008
	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
Investment Income
Dividends (net of foreign withholding taxes
of $0 and $58,259, respectively)	$78,198	$575,007
Interest	22,826	18,645
Total Income	101,024	593,652

Expenses
Investment advisory fee	120,777	222,250
Administrative fee	31,576	32,278
Shareholder servicing reimbursement	12,389	13,772
Transfer agent fees	10,161	9,134
Fund accounting fees and expenses	16,425	23,351
Legal fees	454	479
Printing fees	2,807	2,989
Registration fees	7,872	6,705
Audit and tax preparation fees	4,393	5,754
Custodian fees	1,603	24,867
Insurance	528	602
Trustee fees and expenses	1,570	1,669
Chief compliance officer fee	687	702
Other	2,228	2,081
Total expenses before waivers	213,470	346,633
Expenses waived by:
Investment advisor	(4,638)	(67,177)
Administrator	(199)	(1,645)
Net Expenses	208,633	277,811
Net Investment Income/(Loss)	(107,609)	315,841

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	(1,008,607)	(1,359,651)
Foreign currency transactions	0	1,190,258
Net realized loss	(1,008,607)	(169,393)
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,730,908)	(6,645,648)
Translation of assets and liabilities
denominated in foreign currencies	0	1,061,750
Net change	(3,730,908)	(5,583,898)
Net Realized And Unrealized Loss	(4,739,515)	(5,753,291)
Net Decrease In Net Assets Resulting
From Operations	$(4,847,124)	$(5,437,450)

See Notes to Financial Statements.

128	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Equity Funds (continued)
For the Six Months Ended June 30, 2008
	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
Investment Income
Dividends (net of foreign withholding taxes
of $10,267 and $3,338, respectively)	$403,168	$760,846
Interest	8,777	24,125
Total Income	411,945	784,971

Expenses
Investment advisory fee	181,647	335,062
Administrative fee	51,409	77,861
Shareholder servicing reimbursement - Retail Class	5,699	33,778
Transfer agent fees	11,852	12,908
Fund accounting fees and expenses	19,053	18,066
Legal fees	2,411	1,118
Printing fees	4,506	7,043
Registration fees	5,179	11,272
Audit and tax preparation fees	8,687	6,889
Custodian fees	2,456	4,282
Insurance	834	1,429
Trustee fees and expenses	2,536	3,943
Chief compliance officer fee	1,060	1,694
Other	3,410	2,455
Total expenses before waivers	300,739	517,800
Expenses waived by:
Investment advisor - Institutional Class	(8,280)	0
Net Expenses	292,459	517,800
Net Investment Income	119,486	267,171

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	176,829	(1,734,711)
Net realized gain/(loss)	176,829	(1,734,711)
Net change in unrealized depreciation on:
Investments	(4,441,272)	(8,355,207)
Net change	(4,441,272)	(8,355,207)
Net Realized And Unrealized Loss	(4,264,443)	(10,089,918)
Net Decrease In Net Assets Resulting
From Operations	$(4,144,957)	$(9,822,747)

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Equity Funds (continued)
For the Six Months Ended June 30, 2008
	Westcore	Westcore	Westcore
	Small-Cap	Small-Cap	Micro-Cap
	Opportunity Fund	Value Fund	Opportunity Fund*
Investment Income
Dividends	$134,299	$2,150,911	$229
Interest	8,732	112,588	93
Total Income	143,031	2,263,499	322

Expenses
Investment advisory fee	139,211	831,286	77
Administrative fee	28,386	149,834	14
Shareholder servicing reimbursement - Retail Class	6,080	54,148	1
Transfer agent fees	11,707	9,243	350
Fund accounting fees and expenses	21,659	34,231	694
Legal fees	936	2,845	7
Printing fees	2,232	12,775	63
Registration fees	15,860	12,189	0
Audit and tax preparation fees	7,400	7,444	315
Custodian fees	2,642	9,263	77
Insurance	468	2,021	0
Trustee fees and expenses	1,235	7,132	21
Shareholder meeting expenses	0	0	0
Chief compliance officer fee	528	3,153	2
Offering costs - Retail Class	0	0	39,492
Other	3,217	6,526	111
Total expenses before waivers	241,561	1,142,090	41,224
Expenses waived by:
Investment advisor
Retail Class	(45,388)	(46,973)	(41,067)
Institutional Class	(17,003)	(14,043)
Administrator - Retail Class	(1,253)	(1,302)	(56)
Net Expenses	177,917	1,079,772	101
Net Investment Income/(Loss)	(34,886)	1,183,727	221

Realized and Unrealized Gain/(Loss)
Net realized loss from:
Investments	(734,088)	(7,562,302)	0
Net realized loss	(734,088)	(7,562,302)	0
Net change in unrealized depreciation on:
Investments	(2,056,621)	(10,993,032)	(23,534)
Net change	(2,056,621)	(10,993,032)	(23,534)
Net Realized And Unrealized Loss	(2,790,709)	(18,555,334)	(23,534)
Net Decrease In Net Assets Resulting
From Operations	$(2,825,595)	$(17,371,607)	$(23,313)

* Period from June 23, 2008 (inception date) through June 30, 2008.

See Notes to Financial Statements.

130	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Bond Funds
For the Six Months Ended June 30, 2008
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
Investment Income
Dividends	$1,684,706	$1,420,420	$0
Interest	5,418,441	31,220,464	1,327,095
Other income	184,995	130,684	0
Total Income	7,288,142	32,771,568	1,327,095

Expenses
Investment advisory fee	419,528	2,659,216	146,311
Administrative fee	167,483	1,030,015	51,135
Shareholder servicing
reimbursement - Retail Class	71,897	391,602	17,868
Transfer agent fees	24,472	138,986	8,641
Fund accounting fees and expenses	43,994	154,062	22,987
Legal fees	2,929	23,335	764
Printing fees	15,326	102,135	4,770
Registration fees	7,950	14,665	1,276
Audit and tax preparation fees	22,172	17,546	6,839
Custodian fees	8,077	29,228	1,668
Insurance	3,183	15,765	790
Trustee fees and expenses	8,625	56,305	2,675
Chief compliance officer fee	3,534	22,424	1,113
Other	40,038	14,857	2,543
Total expenses before waivers	839,208	4,670,141	269,380
Expenses waived by:
Investment advisor
Retail Class	(34,093)	(1,293,646)	(74,987)
Institutional Class	(11,624)	(93,852)	0
Administrator - Retail Class	(1,711)	(63,144)	(3,421)
Net Expenses	791,780	3,219,499	190,972
Net Investment Income	6,496,362	29,552,069	1,136,123

Realized and Unrealized Gain/(Loss)
Net realized loss from:
Investments	(9,532,630)	(2,974,029)	(35,957)
Net realized loss	(9,532,630)	(2,974,029)	(35,957)
Net change in unrealized depreciation on:
Investments	(6,684,476)	(24,618,800)	(888,375)
Net change	(6,684,476)	(24,618,800)	(888,375)
Net Realized And Unrealized Loss	(16,217,106)	(27,592,829)	(924,332)
Net Increase/(Decrease) In Net
Assets Resulting From Operations	$(9,720,744)	$1,959,240	$211,791

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore MIDCO Growth Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment loss	$(372,468)	$(1,102,797)
Net realized gain from investment transactions	2,822,911	30,027,419
Change in unrealized net appreciation or
depreciation of investments	(22,401,263)	(7,595,184)
Net increase/decrease in net assets resulting from operations	(19,950,820)	21,329,438

Dividends and Distributions (Note 1)
From net realized gain from investment transactions	0	(30,740,870)
Decrease in net assets from dividends and distributions	0	(30,740,870)

Beneficial Interest Transactions (Note 2)
Shares sold	37,122,608	41,500,019
Shares issued in reinvestment of dividends and distributions	0	28,111,812
	37,122,608	69,611,831
Shares redeemed	(43,259,963)	(58,343,390)
Net increase/(decrease) from beneficial interest transactions	(6,137,355)	11,268,441
Redemption fees - Retail Class	15,997	4,097

Net Increase/(Decrease) In Net Assets	(26,072,178)	1,861,106

Net Assets:
Beginning of period	185,957,962	184,096,856
End of period (Including overdistributed net investment
income of ($764,386) and ($391,918), respectively)	$159,885,784	$185,957,962

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

132	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Growth Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment loss	$(88,018)	$(156,893)
Net realized gain from investment transactions	4,305,628	24,605,883
Change in unrealized net appreciation or
depreciation of investments	(44,424,355)	37,172,102
Net increase/(decrease) in net assets resulting from operations	(40,206,745)	61,621,092

Dividends and Distributions (Note 1)
From net realized gain from investment transactions	0	(15,979,759)
Decrease in net assets from dividends and distributions	0	(15,979,759)

Beneficial Interest Transactions (Note 2)
Shares sold	46,569,184	90,104,433
Shares issued in reinvestment of dividends and distributions	0	15,863,682
	46,569,184	105,968,115
Shares redeemed	(59,922,782)	(122,695,982)
Net decrease from beneficial interest transactions	(13,353,598)	(16,727,867)
Redemption fees	12,345	3,999

Net Increase/(Decrease) In Net Assets	(53,547,998)	28,917,465

Net Assets:
Beginning of period	302,952,828	274,035,363
End of period (Including overdistributed net investment
income of ($115,922) and ($27,904), respectively)	$249,404,830	$302,952,828

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore Select Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007

Operations
Net investment loss	$(107,609)	$(120,432)
Net realized gain/(loss) from investment transactions	(1,008,607)	3,710,452
Change in unrealized net appreciation or
depreciation of investments	(3,730,908)	(142,011)
Net increase/(decrease) in net assets resulting from operations	(4,847,124)	3,448,009

Dividends and Distributions (Note 1)
From net realized gain from investment transactions	0	(3,522,227)
Decrease in net assets from dividends and distributions	0	(3,522,227)

Beneficial Interest Transactions (Note 2)
Shares sold	11,453,776	22,897,378
Shares issued in reinvestment of dividends and distributions	0	3,426,634
	11,453,776	26,324,012
Shares redeemed	(6,367,485)	(11,657,790)
Net increase from beneficial interest transactions	5,086,291	14,666,222
Redemption fees	12,565	24,694

Net Increase In Net Assets	251,732	14,616,698

Net Assets:
Beginning of period	37,579,284	22,962,586
End of period (Including overdistributed net investment
income of ($115,286) and ($7,677), respectively)	$37,831,016	$37,579,284

(1) Unaudited

See Notes to Financial Statements.

134	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore International Frontier Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007

Operations
Net investment income	$315,841	$167,455
Net realized gain/(loss) from investment and foreign
currency transactions	(169,393)	3,699,665
Change in unrealized net appreciation or depreciation
of investments and translation of assets and liabilities
denominated in foreign currencies	(5,583,898)	(2,936,418)
Net increase/(decrease) in net assets resulting from operations	(5,437,450)	930,702

Dividends and Distributions (Note 1)
From net investment income	0	(238,133)
From net realized gain from investment transactions	0	(861,491)
Decrease in net assets from dividends and distributions	0	(1,099,624)

Beneficial Interest Transactions (Note 2)
Shares sold	2,256,815	11,165,416
Shares issued in reinvestment of dividends and distributions	0	836,570
	2,256,815	12,001,986
Shares redeemed	(3,431,414)	(6,783,935)
Net increase/(decrease) from beneficial interest transactions	(1,174,599)	5,218,051
Redemption fees	2,170	1,713

Net Increase/(Decrease) In Net Assets	(6,609,879)	5,050,842

Net Assets:
Beginning of period	40,679,825	35,628,983
End of period (Including (over)/undistributed net investment
income of $310,234 and ($5,607), respectively)	$34,069,946	$40,679,825

(1) Unaudited

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore Blue Chip Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment income	$119,486	$318,601
Net realized gain from investment transactions	176,829	3,711,038
Change in unrealized net appreciation or
depreciation of investments	(4,441,272)	(1,651,505)
Net increase/(decrease) in net assets resulting from operations	(4,144,957)	2,378,134

Dividends and Distributions (Note 1)
From net investment income	0	(400,410)
From net realized gain from investment transactions	0	(3,802,684)
Decrease in net assets from dividends and distributions	0	(4,203,094)

Beneficial Interest Transactions (Note 2)
Shares sold	22,795,227	11,776,939
Shares issued in reinvestment of dividends and distributions	0	4,039,429
	22,795,227	15,816,368
Shares redeemed	(25,426,107)	(20,558,845)
Net decrease from beneficial interest transactions	(2,630,880)	(4,742,477)
Redemption fees	530	1,781

Net Decrease In Net Assets	(6,775,307)	(6,565,656)

Net Assets:
Beginning of period	59,835,878	66,401,534
End of period (Including (over)/undistributed net investment
income of $103,418 and ($16,068), respectively)	$53,060,571	$59,835,878

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

136	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Mid-Cap Value Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment income	$267,171	$129,232
Net realized gain/(loss) from investment transactions	(1,734,711)	436,692
Change in unrealized net appreciation or
depreciation of investments	(8,355,207)	177,439
Net increase/(decrease) in net assets resulting from operations	(9,822,747)	743,363

Dividends and Distributions (Note 1)
From net investment income	0	(114,787)
From net realized gain from investment transactions	0	(1,094,679)
Decrease in net assets from dividends and distributions	0	(1,209,466)

Beneficial Interest Transactions (Note 2)
Shares sold	8,599,680	43,107,499
Shares issued in reinvestment of dividends and distributions	0	1,024,456
	8,599,680	44,131,955
Shares redeemed	(16,224,128)	(30,382,900)
Net increase/(decrease) from beneficial interest transactions	(7,624,448)	13,749,055
Redemption fees	9,136	8,846

Net Increase/(Decrease) In Net Assets	(17,438,059)	13,291,798

Net Assets:
Beginning of period	100,862,775	87,570,977
End of period (Including undistributed net investment
income of $295,705 and $28,534, respectively)	$83,424,716	$100,862,775

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore Small-Cap Opportunity Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment loss	$(34,886)	$(131,355)
Net realized loss from investment transactions	(734,088)	(663,264)
Change in unrealized net appreciation or
depreciation of investments	(2,056,621)	(1,162,989)
Net decrease in net assets resulting from operations	(2,825,595)	(1,957,608)

Dividends and Distributions (Note 1)
From net realized gain from investment transactions	0	(614,548)
Decrease in net assets from dividends and distributions	0	(614,548)

Beneficial Interest Transactions (Note 2)
Shares sold	2,221,754	26,086,385
Shares issued in reinvestment of dividends and distributions	0	607,212
	2,221,754	26,693,597
Shares redeemed	(7,527,508)	(16,468,095)
Net increase/(decrease) from beneficial interest transactions	(5,305,754)	10,225,502
Redemption fees	62,234	2,299

Net Increase/(Decrease) In Net Assets	(8,069,115)	7,655,645

Net Assets:
Beginning of period	31,670,994	24,015,349
End of period (Including overdistributed net investment
income of ($69,932) and ($35,046), respectively)	$23,601,879	$31,670,994

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

138	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Value Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment income	$1,183,727	$1,573,303
Net realized gain/(loss) from investment transactions	(7,562,302)	367,266
Change in unrealized net appreciation or depreciation
of investments	(10,993,032)	(11,316,592)
Net decrease in net assets resulting from operations	(17,371,607)	(9,376,023)

Dividends and Distributions (Note 1)
From net investment income	0	(1,529,794)
From net realized gain from investment transactions	0	(1,157,353)
Decrease in net assets from dividends and distributions	0	(2,687,147)

Beneficial Interest Transactions (Note 2)
Shares sold	67,907,542	149,060,480
Shares issued in reinvestment of dividends and distributions	0	2,603,095
	67,907,542	151,663,575
Shares redeemed	(36,289,639)	(30,111,424)
Net increase from beneficial interest transactions	31,617,903	121,552,151
Redemption fees	2,484	10,765

Net Increase In Net Assets	14,248,780	109,499,746

Net Assets:
Beginning of period	167,843,084	58,343,338
End of period (Including undistributed net investment
income of $1,218,152 and $34,425, respectively)	$182,091,864	$167,843,084

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore Micro-Cap Opportunity Fund
Period Ended
June 30, 2008(1)(2)

Operations
Net investment income	$221
Change in unrealized net appreciation or depreciation of investments	(23,534)
Net decrease in net assets resulting from operations	(23,313)

Beneficial Interest Transactions (Note 2)
Shares sold	486,906
Net increase from beneficial interest transactions	486,906

Net Increase In Net Assets	463,593

Net Assets:
Beginning of period	0
End of period (Including undistributed net investment
income of $221)	$463,593

(1) Unaudited
(2) Period from June 23, 2008 (Inception date) through June 30, 2008.

See Notes to Financial Statements.

140	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Flexible Income Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment income	$6,496,362	$16,832,659
Net realized loss from investment transactions	(9,532,630)	(1,196,471)
Change in unrealized net appreciation or
depreciation of investments	(6,684,476)	(23,463,785)
Net decrease in net assets resulting from operations	(9,720,744)	(7,827,597)

Dividends and Distributions (Note 1)
From net investment income	(5,727,882)	(15,528,064)
From net realized gain from investment transactions	0	(746,892)
From paid-in capital	0	(203,809)
Decrease in net assets from dividends and distributions	(5,727,882)	(16,478,765)

Shares sold
Shares sold	18,964,327	103,888,474
Shares issued in reinvestment of dividends and distributions	5,506,860	15,858,723
	24,471,187	119,747,197
Shares redeemed	(71,200,361)	(156,284,946)
Net decrease from beneficial interest transactions	(46,729,174)	(36,537,749)
Redemption fees	8,747	68,399

Net Decrease In Net Assets	(62,169,053)	(60,775,712)

Net Assets:
Beginning of period	208,468,160	269,243,872
End of period (Including (over)/undistributed net investment
income of $541,316 and ($227,164), respectively)	$146,299,107	$208,468,160

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Plus Bond Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007(2)

Operations
Net investment income	$29,552,069	$50,658,083
Net realized gain/(loss) from investment transactions	(2,974,029)	138,943
Change in unrealized net appreciation or
depreciation of investments	(24,618,800)	744,517
Net increase in net assets resulting from operations	1,959,240	51,541,543

Dividends and Distributions (Note 1)
From net investment income	(29,106,584)	(50,950,386)
Decrease in net assets from dividends and distributions	(29,106,584)	(50,950,386)

Beneficial Interest Transactions (Note 2)
Shares sold	276,463,024	660,598,318
Shares issued in reinvestment of dividends and distributions	24,702,254	43,119,471
	301,165,278	703,717,789
Shares redeemed	(222,592,407)	(297,928,829)
Net increase from beneficial interest transactions	78,572,871	405,788,960
Redemption fees	115,116	155,264

Net Increase In Net Assets	51,540,643	406,535,381

Net Assets:
Beginning of period	1,138,163,455	731,628,074
End of period (Including (over)/undistributed net investment
income of $245,507 and ($199,978), respectively)	$1,189,704,098	$1,138,163,455

(1) Unaudited
(2) The Fund began offering Institutional Class shares on September 28, 2007.

See Notes to Financial Statements.

142	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Colorado Tax-Exempt Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007

Operations
Net investment income	$1,136,123	$2,192,030
Net realized gain/(loss) from investment transactions	(35,957)	13,678
Change in unrealized net appreciation or
depreciation of investments	(888,375)	(661,371)
Net increase in net assets resulting from operations	211,791	1,544,337

Dividends and Distributions (Note 1)
From net investment income	(1,132,304)	(2,211,245)
Decrease in net assets from dividends and distributions	(1,132,304)	(2,211,245)

Beneficial Interest Transactions (Note 2)
Shares sold	8,252,546	10,782,599
Shares issued in reinvestment of dividends and distributions	1,025,679	1,927,980
	9,278,225	12,710,579
Shares redeemed	(5,339,630)	(10,736,823)
Net increase from beneficial interest transactions	3,938,595	1,973,756
Redemption fees	519	2,374

Net Increase In Net Assets	3,018,601	1,309,222

Net Assets:
Beginning of period	57,203,726	55,894,504
End of period (Including overdistributed net investment
income of ($17,534) and ($21,353), respectively)	$60,222,327	$57,203,726

(1) Unaudited

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore MIDCO Growth Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$6.94	$7.45

Income from Investment Operations
Net investment loss	(0.02)	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.73)	0.89
Total income/(loss) from investment operations	(0.75)	0.85

Distributions
Dividends from net realized gain on investments	(0.00)(3)	(1.36)
Total distributions	(0.00)	(1.36)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$6.19	$6.94
Total return	(10.81)%(4)	11.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,043	$173,482
Ratio of expenses to average net assets	1.03%(5)	1.03%
Ratio of expenses to average net assets without fee waivers	1.03%(5)	1.03%
Ratio of net investment loss to average net assets	(0.47)%(5)	(0.56)%
Ratio of net investment loss to average net assets without fee waivers	(0.47)%(5)	(0.56)%
Portfolio turnover rate	66.19%	116.04%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

144	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$7.99	$7.03	$6.79	$5.69	$5.81

(0.00)(3)	(0.03)	(0.04)	(0.03)	(0.02)
0.78	1.01	0.28	1.13	(0.10)
0.78	0.98	0.24	1.10	(0.12)

(1.32)	(0.02)	(0.00)	(0.00)	(0.00)
(1.32)	(0.02)	(0.00)	(0.00)	(0.00)
0.00(3)	0.00(3)	0.00(3)	-	-
$7.45	$7.99	$7.03	$6.79	$5.69
9.63%(4)	13.90%	3.53%	19.33%	(2.07)%

$184,097	$193,647	$183,085	$180,159	$124,309
1.08%(5)	1.09%	1.11%	1.14%	1.15%
1.08%(5)	1.09%	1.11%	1.18%	1.41%
(0.37)%(5)	(0.34)%	(0.62)%	(0.62)%	(0.57)%
(0.37)%(5)	(0.34)%	(0.62)%	(0.62)%	(0.83)%
76.44%	126.52%	83.60%	53.11%	49.48%

1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore Growth Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$15.45	$13.31

Income from Investment Operations
Net investment income/(loss)	(0.00)(3)	(0.01)
Net realized and unrealized gain/(loss) on investments	(2.07)	3.01
Total income/(loss) from investment operations	(2.07)	3.00

Distributions
Dividends from net investment income	(0.00)	(0.00)
Dividends from net realized gain on investments	(0.00)	(0.86)
Total distributions	(0.00)	(0.86)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$13.38	$15.45
Total return	(13.40)%(4)	22.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$246,263	$299,659
Ratio of expenses to average net assets	1.02%(5)	1.05%
Ratio of expenses to average net assets without fee waivers	1.02%(5)	1.05%
Ratio of net investment income/(loss) to average net assets	(0.07)%(5)	(0.05)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.07)%(5)	(0.05)%
Portfolio turnover rate	97.30%	126.89%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

146	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$12.58	$11.74	$11.01	$9.25	$10.48

(0.00)(3)	(0.03)	0.01	(0.02)	(0.01)
0.74	0.93	0.94	1.78	(1.22)
0.74	0.90	0.95	1.76	(1.23)

(0.00)	(0.00)(3)	(0.01)	(0.00)	(0.00)
(0.01)	(0.06)	(0.21)	(0.00)	(0.00)
(0.01)	(0.06)	(0.22)	(0.00)	(0.00)
0.00(3)	0.00(3)	0.00(3)	-	-
$13.31	$12.58	$11.74	$11.01	$9.25
5.85%(4)	7.67%	8.61%	19.03%	(11.74)%

$274,035	$255,343	$179,698	$82,013	$32,864
1.11%(5)	1.08%	1.13%	1.15%	1.15%
1.11%(5)	1.08%	1.13%	1.26%	1.52%
(0.16)%(5)	(0.24)%	0.13%	(0.26)%	(0.17)%

(0.16)%(5)	(0.24)%	0.13%	(0.37)%	(0.54)%
87.11%	111.44%	113.23%	48.66%	41.19%

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Select Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$17.43	$16.66

Income from Investment Operations
Net investment income/(loss)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	(2.00)	2.59
Total income/(loss) from investment operations	(2.04)	2.54

Distributions
Dividends from net realized gain on investments	(0.00)	(1.78)
Total distributions	(0.00)	(1.78)
Paid-in capital from redemption fees	0.01	0.01
Net asset value - end of period	$15.40	$17.43
Total return	(11.65)%(4)	15.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,831	$37,579
Ratio of expenses to average net assets	1.15%(5)	1.15%
Ratio of expenses to average net assets without fee waivers	1.18%(5)	1.27%
Ratio of net investment income/(loss) to average net assets	(0.59)%(5)	(0.40)%
Ratio of net investment loss to average net assets without fee waivers	(0.62)%(5)	(0.50)%
Portfolio turnover rate	132.84%	168.06%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

148	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$15.04	$12.23	$11.46	$9.46	$11.43

0.01	(0.07)	(0.08)	(0.08)	(0.08)
1.61	2.88	0.85	2.08	(1.89)
1.62	2.81	0.77	2.00	(1.97)

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
0.00(3)	0.00(3)	0.00(3)	-	-
$16.66	$15.04	$12.23	$11.46	$9.46
10.77%(4)	22.98%	6.72%	21.14%	(17.24)%

$22,963	$9,499	$9,179	$7,532	$7,323
1.15%(5)	1.15%	1.15%	1.15%	1.15%
1.53%(5)	1.75%	1.83%	2.08%	2.19%
(0.11)%(5)	(0.45)%	(0.72)%	(0.68)%	0.59%
(0.50)%(5)	(1.05)%	(1.40)%	(1.61)%	(1.63)%
65.46%	148.48%	107.49%	80.76%	105.70%

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore International Frontier Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$14.41	$14.39

Income from Investment Operations
Net investment income	0.12	0.06
Net realized and unrealized gain/(loss) on investments	(2.09)	0.36
Total income/(loss) from investment operations	(1.97)	0.42

Distributions
Dividends from net investment income	(0.00)	(0.09)
Dividends from net realized gain on investments	(0.00)	(0.31)
Total distributions	(0.00)	(0.40)
Paid-in capital from redemption fees	0.00 (3)	0.00(3)
Net asset value - end of period	$12.44	$14.41
Total return	(13.67)%(4)	2.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,070	$40,680
Ratio of expenses to average net assets	1.50%(5)	1.50%
Ratio of expenses to average net assets without fee waivers	1.87%(5)	1.87%
Ratio of net investment income to average net assets	1.71%(5)	0.40%
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.33%(5)	0.03%
Portfolio turnover rate	37.89%	77.77%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

150	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$13.40	$10.43	$9.97	$7.38	$7.49

0.04	0.11	0.03	0.02	0.01
1.07	2.89	0.44	2.57	(0.12)
1.11	3.00	0.47	2.59	(0.11)

(0.12)	(0.00)	(0.01)	(0.00)(3)	(0.00)
(0.00)	(0.03)	(0.00)	(0.00)	(0.00)
(0.12)	(0.03)	(0.01)	(0.00)	(0.00)
0.00(3)	0.00(2)	0.00(3)	-	-
$14.39	$13.40	$10.43	$9.97	$7.38
8.33%(4)	28.78%	4.73%	35.16%	(1.47)%

$35,629	$36,517	$21,397	$13,921	$9,982
1.50%(5)	1.50%	1.50%	1.50%	1.50%
2.26%(5)	1.98%	2.12%	2.39%	3.27%
0.33%(5)	1.12%	0.31%	0.21%	0.28%

(0.43)%(5)	0.64%	(0.31)%	(0.68)%	(1.49)%
92.65%	38.39%	51.95%	63.47%	42.73%

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore Blue Chip Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$13.18	$13.73

Income from Investment Operations
Net investment income	0.03	0.08
Net realized and unrealized gain/(loss) on investments	(0.97)	0.35
Total income/(loss) from investment operations	(0.94)	0.43

Distributions
Dividends from net investment income	(0.00)	(0.09)
Dividends from net realized gain on investments	(0.00)	(0.89)
Total distributions	(0.00)	(0.98)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$12.24	$13.18
Total return	(7.13)%(4)	3.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,394	$53,321
Ratio of expenses to average net assets	1.09%(5)	1.05%
Ratio of expenses to average net assets without fee waivers	1.09%(5)	1.05%
Ratio of net investment income to average net assets	0.34%(5)	0.49%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.34%(5)	0.49%
Portfolio turnover rate	10.27%	41.52%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year. (

5) Annualized.

See Notes to Financial Statements.

152	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$13.24	$13.02	$11.62	$9.79	$11.28

0.04	0.06	0.06	0.01	0.04
1.24	1.24	1.34	1.83	(1.47)
1.28	1.30	1.40	1.84	(1.43)

(0.08)	(0.07)	(0.00)	(0.01)	(0.06)
(0.71)	(1.01)	(0.00)	(0.00)	(0.00)
(0.79)	(1.08)	(0.00)	(0.01)	(0.06)
0.00(3)	0.00(3)	0.00(3)	-	-
$13.73	$13.24	$13.02	$11.62	$9.79
9.65%(4)	10.09%	12.05%	18.83%	(12.63)%

$66,402	$63,775	$63,118	$33,439	$30,782
1.09%(5)	1.11%	1.15%	1.15%	1.15%
1.09%(5)	1.11%	1.26%	1.34%	1.52%
0.49%(5)	0.43%	0.57%	0.07%	0.47%

0.49%(5)	0.43%	0.46%	(0.12)%	0.10%
27.88%	49.55%	58.40%	56.46%	49.12%

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Mid-Cap Value Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$20.57	$20.48

Income from Investment Operations
Net investment income/(loss)	0.07	0.03
Net realized and unrealized gain/(loss) on investments	(2.10)	0.31
Total income/(loss) from investment operations	(2.03)	0.34

Distributions
Dividends from net investment income	(0.00)(3)	(0.02)
Dividends from net realized gain on investments	(0.00)	(0.23)
Total distributions	(0.00)	(0.25)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$18.54	$20.57
Total return	(9.87)%(4)	1.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,425	$100,863
Ratio of expenses to average net assets	1.16%(5)	1.17%
Ratio of expenses to average net assets without fee waivers	1.16%(5)	1.17%
Ratio of net investment income to average net assets	0.60%(5)	0.12%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.60%(5)	0.12%
Portfolio turnover rate	15.27%	40.19%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

154	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$18.96	$17.54	$15.28	$11.95	$13.26

0.06	0.06	0.03	(0.02)	0.00(3)
1.82	2.63	3.00	3.35	(1.31)
1.88	2.69	3.03	3.33	(1.31)

(0.10)	(0.04)	(0.00)	(0.00)(3)	(0.00)(3)
(0.26)	(1.23)	(0.77)	(0.00)	(0.00)
(0.36)	(1.27)	(0.77)	(0.00)	(0.00)
0.00(3)	0.00(3)	0.00(3)	-	-
$20.48	$18.96	$17.54	$15.28	$11.95
9.90%(4)	15.44%	20.02%	27.87%	(9.85)%

$87,571	$71,040	$30,733	$17,568	$10,635
1.23%(5)	1.25%	1.25%	1.25%	1.25%
1.23%(5)	1.26%	1.45%	1.66%	2.26%
0.64%(5)	0.49%	0.26%	(0.12)%	0.03%

0.64%(5)	0.48%	0.07%	(0.53)%	(0.98)%
32.79%	49.24%	63.31%	71.05%	50.36%

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Small-Cap Opportunity Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$34.34	$36.22

Income from Investment Operations
Net investment income/(loss)	(0.07)	(0.15)
Net realized and unrealized gain/(loss) on investments	(3.18)	(1.05)
Total income/(loss) from investment operations	(3.25)	(1.20)

Distributions
Dividends from net realized gain on investments	(0.00)	(0.68)
Total distributions	(0.00)	(0.68)
Paid-in capital from redemption fees	0.09	0.00(3)
Net asset value - end of period	$31.18	$34.34
Total return	(9.20)%(4)	(3.33)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,263	$28,482
Ratio of expenses to average net assets	1.30%(5)	1.30%
Ratio of expenses to average net assets without fee waivers	1.68%(5)	1.58%
Ratio of net investment loss to average net assets	(0.27)%(5)	(0.42)%
Ratio of net investment loss to average net assets without fee waivers	(0.65)%(5)	(0.70)%
Portfolio turnover rate	18.42%	70.65%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

156	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$36.24	$34.96	$32.71	$24.21	$27.47

0.01	(0.12)	(0.30)	(0.20)	(0.06)
3.23	6.48	3.74	8.70	(3.20)
3.24	6.36	3.44	8.50	(3.26)

(3.26)	(5.08)	(1.19)	(0.00)	(0.00)
(3.26)	(5.08)	(1.19)	(0.00)	(0.00)
0.00(3)	0.00(3)	0.00(3)	-	-
$36.22	$36.24	$34.96	$32.71	$24.21
8.86%(4)	19.04%	10.33%	35.11%	(11.87)%

$24,015	$20,473	$18,394	$34,040	$26,899
1.30%(5)	1.30%	1.30%	1.30%	1.30%
1.73%(5)	1.77%	1.69%	1.73%	1.96%
(0.27)%(5)	(0.34)%	(0.55)%	(0.65)%	(0.25)%
(0.72)%(5)	(0.81)%	(0.94)%	(1.08)%	(0.91)%
32.09%	75.44%	70.18%	110.33%	38.79%

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore Small-Cap Value Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$12.06	$12.69

Income from Investment Operations
Net investment income	0.07	0.12
Net realized and unrealized gain/(loss) on investments	(1.12)	(0.54)
Total income/(loss) from investment operations	(1.05)	(0.42)

Distributions
Dividends from net investment income	(0.00)	(0.12)
Dividends from net realized gain on investments	(0.00)	(0.09)
Total distributions	(0.00)	(0.21)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$11.01	$12.06
Total return	(8.71)%(4)	(3.38)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,438	$161,792
Ratio of expenses to average net assets	1.30%(5)	1.30%
Ratio of expenses to average net assets without fee waivers	1.36%(5)	1.38%
Ratio of net investment income to average net assets	1.42%(5)	1.25%
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.36%(5)	1.16%
Portfolio turnover rate	25.99%	35.22%

(1) Unaudited

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized

See Notes to Financial Statements.

158	Semi-Annual Report June 30, 2008 (Unaudited)

	For the Period
For the Period June 1, 2006	Year Ended	December 13, 2004
December 31, 2006(2)	May 31, 2006	(inception) to May 31, 2005
$11.10	$9.80	$10.00

0.06	0.14	0.03
1.62	1.34	(0.23)
1.68	1.48	(0.20)

(0.09)	(0.11)	(0.00)
(0.00)	(0.07)	(0.00)
(0.09)	(0.18)	(0.00)
0.00(3)	0.00(3)	0.00(3)
$12.69	$11.10	$9.80
15.19%(4)	15.22%	(2.00)%(4)

$58,343	$37,797	$16,032
1.30%(5)	1.30%	1.30%(5)
1.53%(5)	1.61%	2.94%(5)
1.24%(5)	1.47%	1.33%(5)

1.01%(5)	1.16%	(0.31)%(5)
18.65%	42.54%	27.42%

1-800-392-CORE (2673) ■ www.westcore.com	159

Westcore Micro-Cap Opportunity Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period June 23, 2008
(inception) to June 30, 2008(1)

Net asset value - beginning of the period	$10.00

Income from Investment Operations
Net investment loss	(0.00)(2)
Net realized and unrealized loss on investments	(0.55)
Total loss from investment operations	(0.55)
Paid-in capital from redemption fees	0.00(2)
Net asset value - end of period	$9.45
Total return	(5.50)%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$464
Ratio of expenses to average net assets	1.30%(4)
Ratio of expenses to average net assets without fee waivers	533.32%(4)
Ratio of net investment loss to average net assets	(2.95)%(4)
Ratio of net investment loss to average net assets without fee waivers	(534.97)%(4)
Portfolio turnover rate	0.00%

(1) Unaudited.

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized.

See Notes to Financial Statements.

160	Semi-Annual Report June 30, 2008 (Unaudited)

This Page Intentionally Left Blank

1-800-392-CORE (2673) ■ www.westcore.com	161

Westcore Flexible Income Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$9.44	$10.41

Income from Investment Operations
Net investment income	0.32	0.66
Net realized and unrealized gain/(loss) on investments	(0.81)	(0.99)
Total income/(loss) from investment operations	(0.49)	(0.33)

Distributions
Dividends from net investment income	(0.28)	(0.60)
Dividends from net realized gain on investments	(0.00)	(0.03)
Tax return of capital	(0.00)	(0.01)
Total distributions	(0.28)	(0.64)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$8.67	$9.44
Total return	(5.24)%(4)	(3.45)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145,144	$207,038
Ratio of expenses to average net assets	0.85%(5)	0.85%
Ratio of expenses to average net assets without fee waivers	0.89%(5)	0.92%
Ratio of net investment income to average net assets
without fee waivers	6.97%(5)	6.30%
Ratio of net investment income to average net assets
without fee waivers	6.93%(5)	6.23%
Portfolio turnover rate	16.71%	20.87%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

162	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$9.86	$9.97	$9.76	$9.19	$9.48

0.39	0.74	0.71	0.69	0.75
0.56	(0.17)	0.17	0.54	(0.29)
0.95	0.57	0.88	1.23	0.46

(0.40)	(0.68)	(0.67)	(0.66)	(0.71)
(0.00)	(0.00)	(0.00)	(0.00)	0.00
(0.00)	(0.00)	(0.00)	(0.00)	(0.04)
(0.40)	(0.68)	(0.67)	(0.66)	(0.75)
0.00(3)	0.00(3)	0.00(3)	-	-
$10.41	$9.86	$9.97	$9.76	$9.19
9.80%(4)	5.94%	9.15%	13.57%	5.71%

$269,243	$171,116	$163,158	$61,302	$9,726
0.85%(5)	0.85%	0.85%	0.85%	0.85%
0.96%(5)	0.93%	0.97%	1.06%	2.06%

7.34%(5)	7.44%	7.12%	7.12%	7.92%

7.23%(5)	7.36%	7.00%	6.91%	6.71%
15.20%	25.48%	22.04%	37.03%	37.01%

1-800-392-CORE (2673) ■ www.westcore.com	163

Westcore Plus Bond Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$10.55	$10.54

Income from Investment Operations
Net investment income	0.26	0.55
Net realized and unrealized gain/(loss) on investments	(0.24)	0.01
Total income from investment operations	0.02	0.56

Distributions
Dividends from net investment income	(0.26)	(0.55)
Dividends from net realized gain on investments	(0.00)	(0.00)
Tax return of capital	(0.00)	(0.00)
Total distributions	(0.26)	(0.55)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$10.31	$10.55
Total return	0.14%(4)	5.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,117,947	$1,102,647
Ratio of expenses to average net assets	0.55%(5)	0.55%
Ratio of expenses to average net assets without fee waivers	0.79%(5)	0.82%
Ratio of net investment income to average net assets
without fee waivers	4.99%(5)	5.21%
Ratio of net investment income to average net assets
without fee waivers	4.75%(5)	4.94%
Portfolio turnover rate	9.56%	47.69%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31.

(3) Less than $0.005 per share.

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

164	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$10.28	$10.70	$10.62	$10.67	$10.34

0.33	0.57	0.59	0.62	0.71
0.25	(0.41)	0.14	(0.05)	0.33
0.58	0.16	0.73	0.57	1.04

(0.32)	(0.58)	(0.58)	(0.60)	(0.68)
(0.00)	(0.00)(3)	(0.07)	(0.02)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(0.03)
(0.32)	(0.58)	(0.65)	(0.62)	(0.71)
0.00(3)	0.00(3)	0.00(3)	-	-
$10.54	$10.28	$10.70	$10.62	$10.67
5.75%(4)	1.48%	6.97%	5.52%	10.52%

$731,616	$460,509	$226,609	$86,705	$52,727
0.55%(5)	0.55%	0.55%	0.55%	0.55%
0.86%(5)	0.89%	1.00%	1.03%	1.14%

5.49%(5)	5.58%	5.61%	5.79%	6.38%

5.17%(5)	5.24%	5.16%	5.31%	5.79%
11.46%	32.35%	30.87%	50.32%	62.10%

1-800-392-CORE (2673) ■ www.westcore.com	165

Westcore Colorado Tax-Exempt Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$11.04	$11.16

Income from Investment Operations
Net investment income	0.21	0.43
Net realized and unrealized gain/(loss) on investments	(0.16)	(0.12)
Total income/(loss) from investment operations	0.05	0.31

Distributions
Dividends from net investment income	(0.21)	(0.43)
Total distributions	(0.21)	(0.43)
Paid-in capital from redemption fees	0.00(3)	0.00(3)
Net asset value - end of period	$10.88	$11.04
Total return	0.46%(4)	2.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,222	$57,204
Ratio of expenses to average net assets	0.65%(5)	0.65%
Ratio of expenses to average net assets without fee waivers	0.92%(5)	0.95%
Ratio of net investment income to average net assets	3.87%(5)	3.84%
Ratio of net investment income to average net assets
without fee waivers	3.61%(5)	3.54%
Portfolio turnover rate	6.85%	13.78%

(1) Unaudited.

(2) Effective December 31, 2006, the Westcore Funds have changed their fiscal year end from May 31 to December 31

(3) Less than $0.005 per share

(4) Total return not annualized for periods less than one full year.

(5) Annualized.

See Notes to Financial Statements.

166	Semi-Annual Report June 30, 2008 (Unaudited)

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006(2)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$11.00	$11.32	$11.23	$11.72	$11.18

0.25	0.42	0.41	0.42	0.42
0.16	(0.32)	0.10	(0.49)	0.54
0.41	0.10	0.51	(0.07)	0.96

(0.25)	(0.42)	(0.42)	(0.42)	(0.42)
(0.25)	(0.42)	(0.42)	(0.42)	(0.42)
0.00(3)	0.00(3)	0.00(3)	-	-
$11.16	$11.00	$11.32	$11.23	$11.72
3.77%(4)	0.93%	4.55%	(0.59)%	8.77%

$55,895	$55,529	$59,346	$50,227	$55,461
0.65%(5)	0.65%	0.65%	0.65%	0.65%
0.98%(5)	0.98%	1.07%	1.11%	1.15%
3.87%(5)	3.77%	3.68%	3.67%	3.65%

3.53%(5)	3.44%	3.26%	3.21%	3.15%
8.06%	22.20%	32.94%	6.60%	8.69%

1-800-392-CORE (2673) ■ www.westcore.com	167

Westcore MIDCO Growth Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
		September 28, 2007
	Six Months Ended	(inception) to
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$6.95	$8.55

Income from Investment Operations
Net investment loss	(0.04)	(0.01)
Net realized and unrealized loss on investments	(0.71)	(0.23)
Total loss from investment operations	(0.75)	(0.24)

Distributions
Dividends from net realized gain on investments	0.00	(1.36)
Total distributions	0.00	(1.36)
Paid-in capital from redemption fees	0.00(2)	0.00(2)
Net asset value - end of period	$6.20	$6.95
Total return	(10.79)%(3)	(2.84)%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,843	$12,477
Ratio of expenses to average net assets	0.93%(4)	0.98%(4)
Ratio of expenses to average net assets without fee waivers	0.98%(4)	2.08%(4)
Ratio of net investment loss to average net assets	(0.36)%(4)	(0.47)%(4)
Ratio of net investment loss to average net assets
without fee waivers	(0.40)%(4)	(1.58)%(4)
Portfolio turnover rate	66.19%	116.04%(5)

(1) Unaudited.

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized.

(5) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

168	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Growth Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
		September 28, 2007
	Six Months Ended	(inception) to
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$15.45	$15.96

Income from Investment Operations
Net investment loss	(0.00)(2)	(0.00)(2)
Net realized and unrealized gain/(loss) on investments	(2.06)	0.35
Total income/(loss) from investment operations	(2.06)	0.35

Distributions
Dividends from net realized gain on investments	(0.00)	(0.86)
Total distributions	(0.00)	(0.86)
Paid-in capital from redemption fees	0.00(2)	0.00(2)
Net asset value - end of period	$13.39	$15.45
Total return	(13.33)%(3)	2.14%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,142	$3,294
Ratio of expenses to average net assets	0.92%(4)	0.98%(4)
Ratio of expenses to average net assets without fee waivers	1.67%(4)	4.64%(4)
Ratio of net investment income/(loss) to average net assets	0.04%(4)	(0.01)%(4)
Ratio of net investment loss to average net assets
without fee waivers	(0.72)%(4)	(3.68)%(4)
Portfolio turnover rate	97.30%	126.89%(5)

(1) Unaudited

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized

(5) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	169

Westcore Blue Chip Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
		September 28, 2007
	Six Months Ended	(inception) to
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$13.18	$14.88

Income from Investment Operations
Net investment income	0.08	0.02
Net realized and unrealized loss on investments	(1.02)	(0.73)
Total loss from investment operations	(0.94)	(0.71)

Distributions
Dividends from net investment income	(0.00)	(0.10)
Dividends from net realized gain on investments	(0.00)	(0.89)
Total distributions	(0.00)	(0.99)
Paid-in capital from redemption fees	0.00(2)	0.00
Net asset value - end of period	$12.24	$13.18
Total return	(7.06)%(3)	4.78%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,667	$6,515
Ratio of expenses to average net assets	0.99%(4)	0.98%(4)
Ratio of expenses to average net assets without fee waivers	1.06%(4)	1.85%(4)
Ratio of net investment income to average net assets	0.54%(4)	0.61%(4)
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.47%(4)	(0.25)%(4)
Portfolio turnover rate	10.27%	41.52%(5)

(1) Unaudited.

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized.

(5) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

170	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Opportunity Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
		September 28, 2007
	Six Months Ended	(inception) to
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$34.36	$38.40

Income from Investment Operations
Net investment loss	(0.03)	(0.00)(2)
Net realized and unrealized loss on investments	(3.17)	(3.36)
Total loss from investment operations	(3.20)	(3.36)

Distributions
Dividends from net realized gain on investments	(0.00)	(0.68)
Total distributions	(0.00)	(0.68)
Paid-in capital from redemption fees	0.06	0.00(2)
Net asset value - end of period	$31.22	$34.36
Total return	(9.14)%(3)	(8.76)%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,340	$3,189
Ratio of expenses to average net assets	1.09%(4)	1.22%(4)
Ratio of expenses to average net assets without fee waivers	2.24%(4)	6.09%(4)
Ratio of net investment loss to average net assets	(0.06)%(4)	(0.09)%(4)
Ratio of net investment loss to average net assets
without fee waivers	(1.21)%(4)	(4.95)%(4)
Portfolio turnover rate	18.42%	70.65%(5)

(1) Unaudited.

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized.

(5) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	171

Westcore Small-Cap Value Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
		September 28, 2007
	Six Months Ended	(inception) to
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$12.06	$13.42

Income from Investment Operations
Net investment income	0.11	0.05
Net realized and unrealized loss on investments	(1.16)	(1.20)
Total loss from investment operations	(1.05)	(1.15)

Distributions
Dividends from net investment income	(0.00)	(0.12)
Dividends from net realized gain on investments	(0.00)	(0.09)
Total distributions	(0.00)	(0.21)
Paid-in capital from redemption fees	0.00(2)	0.00(2)
Net asset value - end of period	$11.01	$12.06
Total return	(8.71)%(3)	(8.58)%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,654	$6,051
Ratio of expenses to average net assets	1.22%(4)	1.21%(4)
Ratio of expenses to average net assets without fee waivers	1.57%(4)	4.50%(4)
Ratio of net investment income to average net assets	1.55%(4)	1.76%(4)
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.19%(4)	(1.55)%(4)
Portfolio turnover rate	25.99%	35.22%(5)

(1) Unaudited.

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized.

(5) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

172	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Flexible Income Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
		September 28, 2007
	Six Months Ended	(inception) to
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$9.43	$9.97

Income from Investment Operations
Net investment income	0.32	0.15
Net realized and unrealized loss on investments	(0.79)	(0.54)
Total loss from investment operations	(0.47)	(0.39)

Distributions
Dividends from net investment income	(0.29)	(0.11)
Dividends from net realized gain on investments	(0.00)	(0.03)
Tax return of capital	(0.00)	(0.01)
Total distributions	(0.29)	(0.15)
Paid-in capital from redemption fees	0.00(2)	0.00(2)
Net asset value - end of period	$8.67	$9.43
Total return	(5.08)%(3)	(3.89)%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,155	$1,430
Ratio of expenses to average net assets	0.75%(4)	0.70%(4)
Ratio of expenses to average net assets without fee waivers	2.54%(4)	7.26%(4)
Ratio of net investment income to average net assets	7.10%(4)	7.34%(4)

Ratio of net investment income to average net assets
without fee waivers	5.31%(4)	0.78%(4)
Portfolio turnover rate	16.71%	20.87%(5)

(1) Unaudited.

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized.

(5) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

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Westcore Plus Bond Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
		September 28, 2007
	Six Months Ended	(inception) to
	June 30, 2008(1)	December 31, 2007
Net asset value - beginning of the period	$10.55	$10.45

Income from Investment Operations
Net investment income	0.27	0.13
Net realized and unrealized gain/(loss) on investments	(0.25)	0.11
Total income from investment operations	0.02	0.24

Distributions
Dividends from net investment income	(0.26)	(0.14)
Total distributions	(0.26)	(0.14)
Paid-in capital from redemption fees	0.00(2)	0.00(2)
Net asset value - end of period	$10.31	$10.55
Total return	0.28%(3)	2.27%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,757	$35,516
Ratio of expenses to average net assets	0.46%(4)	0.44%(4)
Ratio of expenses to average net assets without fee waivers	0.74%(4)	1.30%(4)
Ratio of net investment income to average net assets	5.13%(4)	5.13%(4)
Ratio of net investment income to average net assets
without fee waivers	4.85%(4)	4.28%(4)
Portfolio turnover rate	9.56%	47.69%(5)

(1) Unaudited.

(2) Less than $0.005 per share.

(3) Total return not annualized for periods less than one full year.

(4) Annualized.

(5) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

174	Semi-Annual Report June 30, 2008 (Unaudited)

1. Significant Accounting Policies

     Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt Funds offer Retail Class shares.

     The Westcore MIDCO Growth, Westcore Growth, Westcore Blue Chip, Westcore Small Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond offer Institutional Class shares.

     All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

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     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of June 30, 2008, securities which have been valued in good faith, by or under the direction of the Board of Trustees, represented 4.65% and 2.87% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

176	Semi-Annual Report June 30, 2008 (Unaudited)

     Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2008, all Funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

     Federal Income Taxes – It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At December 31, 2007, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Westcore Plus
Expiring	Bond Fund
2013	$(130,618)
2014	(248,374)
Total	$(378,992)

     Net capital loss carryforwards utilized during the year ended December 31, 2007, were $2,941,781 for Westcore International Frontier Fund, $466,886 for Westcore Select Fund, $18,958 for Westcore Flexible Income Fund, $753,692 for Westcore Plus Bond Fund and $10,088 for Westcore Colorado Tax-Exempt Fund.

     The Westcore Mid-Cap Value Fund, the Westcore Small-Cap Opportunity Fund, the Westcore Small-Cap Value Fund, the Westcore Plus Bond Fund, the Westcore Select Fund, and the Westcore International Frontier Fund elect to defer to its fiscal year ending December 31, 2008, approximately $224,810, $737,136, $172,216, $796,865, $187,205, $99,460 of capital losses recognized during the period from November 1, 2007 to December 31, 2007, respectively. Additionally, Westcore International Frontier Fund elects to defer to its fiscal year ending December 31, 2008, approximately $102 of foreign currency losses recognized during the period from November 1, 2007 to December 31, 2007.

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     Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

     For the year ended December 31, 2007, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)	Increase (Decrease)
		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)
Westcore MIDCO Growth Fund	$0	$1,088,420	$(1,088,420)
Westcore Growth Fund	1	149,441	(149,442)
Westcore Select Fund	1	119,576	(119,577)
Westcore International Frontier Fund	0	(6,349)	6,349
Westcore Blue Chip Fund	(1,189)	54,537	(53,348)
Westcore Mid-Cap Value Fund	(14)	16,901	(16,887)
Westcore Small-Cap Opportunity Fund	(129,422)	129,662	(240)
Westcore Small-Cap Value Fund	0	(25,226)	25,226
Westcore Flexible Income Fund	(31,288)	(1,358,232)	1,389,520
Westcore Plus Bond Fund	(97,204)	95,073	2,131
Westcore Colorado Tax-Exempt Fund	(5,085)	5,085	0

     The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

178	Semi-Annual Report June 30, 2008 (Unaudited)

     The tax character of the distributions paid during the year and the tax component of net assets were reported at the Funds’ year ended December 31, 2007.

Westcore MIDCO Growth Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$9,344,889	$4,299,723	$0
Long-Term Capital Gain	19,358,259	24,013,746	424,049
Total	$28,703,148	$28,313,469	$424,049
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$663,432	$0	$0
Long-Term Capital Gain	1,374,290	0	0
Total	$2,037,722	$0	$0

Westcore Growth Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$2,459,864	$0	$56,298
Long-Term Capital Gain	13,346,645	121,873	1,094,193
Total	$15,806,509	$121,873	$1,150,491
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$26,968	$0	$0
Long-Term Capital Gain	146,282	0	0
Total	$173,250	$0	$0

Westcore Select Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$2,663,061	$0	$0
Long-Term Capital Gain	859,166	0	0
Total	$3,522,227	$0	$0

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Westcore International Frontier Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$554,632	$306,597	$64,646
Long-Term Capital Gain	544,992	0	0
Total	$1,099,624	$306,597	$64,646

Westcore Blue Chip Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$467,394	$413,567	$300,005
Long-Term Capital Gain	3,278,050	3,233,139	4,500,076
Total	$3,745,444	$3,646,706	$4,800,081

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$60,632	$0	$0
Long-Term Capital Gain	397,018	0	0
Total	$457,650	$0	$0

Westcore Mid-Cap Value Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$293,959	$400,024	$634,195
Long-Term Capital Gain	915,507	1,100,587	2,411,755
Total	$1,209,466	$1,500,611	$3,045,950

Westcore Small-Cap Opportunity Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$0	$302,757	$50,000
Long-Term Capital Gain	552,722	1,699,996	2,490,489
Total	$552,722	$2,002,753	$2,540,489

180	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Opportunity Fund (continued)
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Long-Term Capital Gain	$61,826	$0	$0
Total	$61,826	$0	$0

Westcore Small-Cap Value Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class:
Distributions paid from:	$1,635,428	$419,901	$418,865
Long-Term Capital Gain	966,723	17,789	0
Total	$2,602,151	$437,690	$418,865

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Instiutional Class
Distributions paid from:
Ordinary Income	$54,478	$0	$0
Long-Term Capital Gain	30,518	0	0
Total	$84,996	$0	$0

Westcore Flexible Income Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$15,508,836	$8,331,028	$11,898,362
Long-Term Capital Gain	741,846	0	0
Paid In Capital	203,533	0	0
Total	$16,454,215	$8,331,028	$11,898,362

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$19,228	$0	$0
Long-Term Capital Gain	5,046	0	0
Paid In Capital	276	0	0
Total	$24,550	$0	$0

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Westcore Plus-Bond Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$50,629,968	$18,313,453	$19,687,611
Long-Term Capital Gain	0	0	31,163
Total	$50,629,968	$18,313,453	$19,718,774

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$320,418	$0	$0
Total	$320,418	$0	$0

Westcore ColoradoTax-Exempt Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$7,800	$2,724	$0
Tax-Exempt Income	2,203,445	1,251,222	2,195,840
Total	$2,211,245	$1,253,946	$2,195,840

     As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
(Over)/Undistributed net investment income	$351,196	$2,951,199
Accumulated net realized gain/(loss) on investments	5,630,138	7,114,174
Net unrealized appreciation/depreciation on investments	30,487,246	79,433,527
Effect of other timing differences	(391,918)	(27,904)
Total	$36,076,662	$89,470,996
	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
(Over)/Undistributed net investment income	$0	$1,976	$25,354
Accumulated net realized gain/(loss)
on investments	(187,434)	(99,460)	49,758
Net unrealized appreciation/(depreciation)
on investments	1,101,754	1,042,727	14,236,808
Effect of other timing differences	(7,677)	(7,032)	(41,422)
Total	$906,643	$938,211	$14,270,498

182	Semi-Annual Report June 30, 2008 (Unaudited)

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
(Over)/Undistributed net investment income	$0	$0	$3,579
Accumulated net realized gain/(loss)
on investments	(167,739)	(736,083)	(172,216)
Net unrealized appreciation/(depreciation)
on investments	13,672,915	3,379,052	(2,640,205)
Effect of other timing differences	28,534	(35,046)	30,846
Total	$13,533,710	$2,607,923	$(2,777,996)

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
(Over)/Undistributed net investment income	$0	$0	$0
Accumulated net realized gain/(loss)
on investments	0	(1,175,857)	3,590
Net unrealized appreciation/(depreciation)
on investments	(16,562,746)	(436,653)	602,137
Effect of other timing differences	(119,561)	(42,606)	(24,982)
Total	$(16,682,307)	$(1,655,116)	$580,745

       The effect of other timing differences primarily includes deferred Trustees’ compensation.

     Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value and Westcore Micro-Cap Opportunity Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. When earned, these fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the six month period ended June 30, 2008.

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     Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

     Expenses related to specific classes and the associated Fund level expenses, for the six months ended June 30, 2008, were as follows:

Westcore MIDCO Growth Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$-	$830	$145,676
Shareholder servicing reimbursements	38,418	0	0
Transfer agent fees	16,364	63	12,857
Legal fees	0	2,880	2,099
Registration fees	3,434	1,013	0
Other	1,275	1,229	1,749
Westcore Growth Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$-	$4,977	$229,197
Shareholder servicing reimbursements	109,745	0	0
Transfer agent fees	10,247	45	9,590
Fund accounting fees and expenses	0	3,732	45,237
Legal fees	0	713	3,294
Registration fees	10,799	1,013	0
Other	1,275	1,229	2,409

Westcore Blue Chip Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$-	$2,703	$48,706
Shareholder servicing reimbursements	5,699	0	0
Transfer agent fees	4,011	55	7,786
Fund accounting fees and expenses	0	1,458	17,595
Legal fees	0	1,692	719
Registration fees	4,747	432	0
Other	1,275	1,229	906

Westcore Small-Cap Opportunity Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$-	$4,972	$23,414
Shareholder servicing reimbursements	6,080	0	0
Transfer agent fees	3,977	33	7,697
Fund accounting fees and expenses	0	3,732	17,927
Legal fees	0	585	351
Registration fees	14,773	1,087	0
Other	1,275	1,229	713

184	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Value Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$-	$4,977	$144,857
Shareholder servicing reimbursements	54,148	0	0
Transfer agent fees	1,933	296	7,014
Fund accounting fees and expenses	0	3,730	30,501
Legal fees	0	802	2,043
Registration fees	11,298	891	0
Other	1,275	1,229	4,022

Westcore Flexible Income Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$-	$4,978	$162,505
Shareholder servicing reimbursements	71,897	0	0
Transfer agent fees	14,171	22	10,279
Fund accounting fees and expenses	0	3,732	40,262
Legal fees	0	386	2,543
Registration fees	6,937	1,013	0
Other	1,275	1,229	37,534

Westcore Plus Bond Fund
	Retail Class	Institutional Class	Fund
Shareholder servicing reimbursements	$391,602	$0	$0
Transfer agent fees	97,230	699	41,057
Legal fees	0	6,804	16,531
Registration fees	13,652	1,013	0
Other	1,275	1,251	12,331

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     When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

     Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period. In addition, all shareholder transactions processed through the end of the last business day of the period are included in the beneficial interest transaction amounts. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

     The Funds recharacterize distributions received from Real Estate Investment Trusts (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and on the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

186	Semi-Annual Report June 30, 2008 (Unaudited)

2. Shares of Beneficial Interest

     On June 30, 2008, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in dollars and shares of beneficial interest were as follows:

Westcore Equity Funds
Westcore MIDCO Growth Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Dollars issued and redeemed:
Retail Class:
Shares sold	$7,499,133	$28,255,677
Shares issued as reinvestment of dividends
and distributions	0	26,074,045
Total	7,499,133	54,329,722
Shares redeemed	(42,058,604)	(58,221,794)
Net decrease from beneficial interest transactions	$(34,559,471)	$(3,892,072)
Institutional Class(2):
Shares sold	$29,623,475	$13,274,342
Shares issued as reinvestment of dividends
and distributions	0	2,037,767
Total	29,623,475	15,312,109
Shares redeemed	(1,201,359)	(121,596)
Net increase from beneficial interest transactions	$28,422,116	$15,190,513

Shares issued and redeemed:
Retail Class:
Shares sold	1,168,851	3,601,496
Common shares issued as reinvestment of dividends
and distributions	0	3,746,271
Total	1,168,851	7,347,767
Shares redeemed	(6,447,507)	(7,059,646)
Net increase/(decrease) in shares	(5,278,656)	288,121
Institutional Class(2):
Shares sold	4,500,164	1,517,668
Common shares issued as reinvestment of dividends
and distributions	0	292,363
Total	4,500,164	1,810,031
Shares redeemed	(190,856)	(14,330)
Net increase in shares	4,309,308	1,795,701

(1) Unaudited

(2) The Fund began offering Institutional shares on September 28, 2007.

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Westcore Growth Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007

Dollars issued and redeemed:
Retail Class:
Shares sold	$46,162,007	$86,689,911
Shares issued as reinvestment of dividends
and distributions	0	15,690,449
Total	46,162,007	102,380,360
Shares redeemed	(59,807,392)	(122,604,697)
Net decrease from beneficial interest transactions	$(13,645,385)	$(20,224,337)
Institutional Class(2):
Shares sold	$407,177	$3,414,522
Shares issued as reinvestment of dividends
and distributions	0	173,233
Total	407,177	3,587,755
Shares redeemed	(115,390)	(91,285)
Net increase from beneficial interest transactions	$291,787	$3,496,470

Shares issued and redeemed:
Retail Class:
Shares sold	3,356,890	5,876,973
Common shares issued as reinvestment of dividends
and distributions	0	1,009,681
Total	3,356,890	6,886,654
Shares redeemed	(4,350,138)	(8,078,805)
Net decrease in shares	(993,248)	(1,192,151)
Institutional Class(2):
Shares sold	29,885	207,651
Common shares issued as reinvestment of dividends
and distributions	0	11,141
Total	29,885	218,792
Shares redeemed	(8,428)	(5,559)
Net increase in shares	21,457	213,233

Westcore Select Fund
	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
Shares issued and redeemed:
Retail Class:
Shares sold	690,698	1,227,359
Common shares issued as reinvestment of dividends
and distributions	0	195,808
Total	690,698	1,423,167
Shares redeemed	(390,641)	(645,426)
Net increase in shares	300,057	777,741

(1) Unaudited

(2) The Fund began offering Institutional shares on September 28, 2007.

188	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore International Frontier Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Shares issued and redeemed:
Retail Class:
Shares sold	$170,320	$727,238
Common shares issued as reinvestment of dividends
and distributions	0	58,831
Total	170,320	786,069
Shares redeemed	(255,621)	(438,181)
Net increase/(decrease) in shares	(85,301)	347,888

Westcore Blue Chip Fund
	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
Dollars issued and redeemed:
Retail Class:
Shares sold	$671,905	$4,711,320
Shares issued as reinvestment of dividends
and distributions	0	3,581,770
Total	671,905	8,293,090
Shares redeemed	(24,739,113)	(20,456,006)
Net decrease from beneficial interest transactions	$(24,067,208)	$(12,162,916)
Institutional Class(2):
Shares sold	$22,123,322	$7,065,619
Shares issued as reinvestment of dividends
and distributions	0	457,659
Total	22,123,322	7,523,278
Shares redeemed	(686,994)	(102,839)
Net increase from beneficial interest transactions	$21,436,328	$7,420,439
Shares issued and redeemed:
Retail Class:
Shares sold	52,875	333,802
Common shares issued as reinvestment of dividends
and distributions	0	269,712
Total	52,875	603,514
Shares redeemed	(1,941,220)	(1,394,690)
Net decrease in shares	(1,888,345)	(791,176)
Institutional Class(2):
Shares sold	1,737,088	466,743
Common shares issued as reinvestment of dividends
and distributions	0	34,462
Total	1,737,088	501,205
Shares redeemed	(54,247)	(7,015)
Net increase in shares	1,682,841	494,190

(1) Unaudited

(2) The Fund began offering Institutional shares on September 28, 2007.

1-800-392-CORE (2673) ■ www.westcore.com	189

Westcore Mid-Cap Value Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Shares issued and redeemed:
Retail Class:
Shares sold	$446,435	$1,996,924
Common shares issued as reinvestment of dividends
and distributions	0	49,731
Total	446,435	2,046,655
Shares redeemed	(848,728)	(1,418,497)
Net increase/(decrease) in shares	(402,293)	628,158

Westcore Small-Cap Opportunity Fund
	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
Dollars issued and redeemed:
Retail Class:
Shares sold	$1,666,286	$22,520,826
Shares issued as reinvestment of dividends
and distributions	0	545,386
Total	1,666,286	23,066,212
Shares redeemed	(7,420,214)	(16,426,938)
Net increase/(decrease) from beneficial interest transactions	$(5,753,928)	$6,639,274
Institutional Class(2):
Shares sold	$555,468	$3,565,559
Shares issued as reinvestment of dividends
and distributions	0	61,826
Total	555,468	3,627,385
Shares redeemed	(107,294)	(41,157)
Net increase from beneficial interest transactions	$448,174	$3,586,228
Shares issued and redeemed:
Retail Class:
Shares sold	52,611	575,924
Common shares issued as reinvestment of dividends
and distributions	0	15,772
Total	52,611	591,696
Shares redeemed	(231,946)	(425,369)
Net increase/(decrease) in shares	(179,335)	166,327
Institutional Class(2):
Shares sold	17,560	92,150
Common shares issued as reinvestment of dividends
and distributions	0	1,788
Total	17,560	93,938
Shares redeemed	(3,439)	(1,122)
Net increase in shares	14,121	92,816

(1) Unaudited

(2) The Fund began offering Institutional shares on September 28, 2007.

190	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Small-Cap Value Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Dollars issued and redeemed:
Retail Class:
Shares sold	$64,080,704	$142,557,966
Shares issued as reinvestment of dividends
and distributions	0	2,541,647
Total	64,080,704	145,099,613
Shares redeemed	(35,693,318)	(29,956,314)
Net increase from beneficial interest transactions	$28,387,386	$115,143,299
Institutional Class(2):
Shares sold	$3,826,838	$6,502,514
Shares issued as reinvestment of dividends
and distributions	0	61,448
Total	3,826,838	6,563,962
Shares redeemed	(596,321)	(155,110)
Net increase from beneficial interest transactions	$3,230,517	$6,408,852
Shares issued and redeemed:
Retail Class:
Shares sold	5,614,096	10,907,998
Common shares issued as reinvestment of dividends
and distributions	0	208,332
Total	5,614,096	11,116,330
Shares redeemed	(3,275,521)	(2,301,217)
Net increase in shares	2,338,575	8,815,113
Institutional Class(2):
Shares sold	336,755	508,968
Common shares issued as reinvestment of dividends
and distributions	0	5,037
Total	336,755	514,005
Shares redeemed	(52,616)	(12,296)
Net increase in shares	284,139	501,709

Westcore Micro-Cap Opportunity Fund
		Six Months Ended
		June 30, 2008(2)
Shares issued and redeemed:
Retail Class:
Shares sold		49,035
Net increase in shares		49,035

(1) Unaudited

(2) The Fund began offering Institutional shares on September 28, 2007.

1-800-392-CORE (2673) ■ www.westcore.com	191

Westcore Bond Funds
Westcore Flexible Income Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Dollars issued and redeemed:
Retail Class:
Shares sold	$18,866,644	$102,175,446
Shares issued as reinvestment of dividends
and distributions	5,465,423	15,834,077
Total	24,332,067	118,009,523
Shares redeemed	(70,895,563)	(156,079,841)
Net decrease from beneficial interest transactions	$(46,563,496)	$(38,070,318)
Institutional Class(2):
Shares sold	$97,683	$1,713,028
Shares issued as reinvestment of dividends
and distributions	41,437	24,646
Total	139,120	1,737,674
Shares redeemed	(304,798)	(205,105)
Net increase/(decrease) from beneficial interest transactions	$(165,678)	$1,532,569
Shares issued and redeemed:
Retail Class:
Shares sold	2,076,076	9,847,619
Common shares issued as reinvestment of dividends
and distributions	605,338	1,558,518
Total	2,681,414	11,406,137
Shares redeemed	(7,885,838)	(15,325,871)
Net decrease in shares	(5,204,424)	(3,919,734)
Institutional Class(2):
Shares sold	10,778	170,306
Common shares issued as reinvestment of dividends
and distributions	4,593	2,559
Total	15,371	172,865
Shares redeemed	(33,694)	(21,214)
Net increase/(decrease) in shares	(18,323)	151,651

(1) Unaudited

(2) The Fund began offering Institutional shares on September 28, 2007.

192	Semi-Annual Report June 30, 2008 (Unaudited)

Westcore Plus Bond Fund
	Six Months Ended	Year Ended
	June 30, 2008(1)	December 31, 2007
Dollars issued and redeemed:
Retail Class:
Shares sold	$235,074,891	$624,817,872
Shares issued as reinvestment of dividends
and distributions	23,809,036	43,049,382
Total	258,883,927	667,867,254
Shares redeemed	(218,373,451)	(297,513,671)
Net increase from beneficial interest transactions	$40,510,476	$370,353,583
Institutional Class(2):
Shares sold	$41,388,133	$35,780,446
Shares issued as reinvestment of dividends
and distributions	893,218	70,089
Total	42,281,351	35,850,535
Shares redeemed	(4,218,956)	(415,158)
Net increase from beneficial interest transactions	$38,062,395	$35,435,377
Shares issued and redeemed:
Retail Class:
Shares sold	22,311,444	59,406,559
Common shares issued as reinvestment of dividends
and distributions	2,276,213	4,107,516
Total	24,587,657	63,514,075
Shares redeemed	(20,749,720)	(28,345,201)
Net increase in shares	3,837,937	35,168,874
Institutional Class(2):
Shares sold	3,906,011	3,400,625
Common shares issued as reinvestment of dividends
and distributions	85,380	6,663
Total	3,991,391	3,407,288
Shares redeemed	(402,258)	(39,432)
Net increase in shares	3,589,133	3,367,856

Westcore Colorado Tax-Exempt Fund
	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007

Shares issued and redeemed:
Retail Class:
Shares sold	748,929	972,572
Common shares issued as reinvestment of dividends
and distributions	93,712	174,640
Total	842,641	1,147,212
Shares redeemed	(487,263)	(971,672)
Net increase in shares	355,378	175,540

(1) Unaudited

(2) The Fund began offering Institutional shares on September 28, 2007.

1-800-392-CORE (2673) ■ www.westcore.com	193

3. Unrealized Appreciation and Depreciation on Investments
(Tax Basis)

Westcore Equity Funds
	Westcore MIDCO	Westcore	Westcore
	Growth Fund	Growth Fund	Select Fund
As of June 30, 2008
Gross appreciation (excess of value over tax cost)	$22,771,782	$41,107,537	$1,656,845
Gross depreciation (excess of tax cost over value)	(14,902,705)	(7,146,257)	(4,347,991)
Net unrealized appreciation/(depreciation)	$7,869,077	$33,961,280	$(2,691,146)
Cost of investment for income tax purposes	$148,549,278	$210,845,021	$39,616,229

	Westcore		Westcore
	International	Westcore	Mid-Cap
	Frontier Fund	Blue Chip Fund	Value Fund

As of June 30, 2008
Gross appreciation (excess of value over tax cost)	$2,731,908	$13,234,089	$13,813,433
Gross depreciation (excess of tax cost over value)	(7,606,379)	(3,370,942)	(8,544,996)

Net unrealized appreciation/(depreciation)	$(4,874,471)	$9,863,147	$5,268,437
Cost of investment for income tax purposes	$40,539,930	$43,215,349	$77,809,425

	Westcore	Westcore	Westcore
	Small-Cap	Small-Cap	Micro-Cap
	Opportunity Fund	Value Fund	Opportunity Fund

As of June 30, 2008
Gross appreciation (excess of value over tax cost)	$4,061,214	$12,147,848	$1,241
Gross depreciation (excess of tax cost over value)	(2,855,688)	(30,940,368)	(24,775)

Net unrealized appreciation/(depreciation)	$1,205,526	$(18,792,520)	$(23,534)
Cost of investment for income tax purposes	$23,039,198	$201,626,064	$554,914

Westcore Bond Funds
	Westcore		Westcore
	Flexible	Westcore	Colorado
	Income Fund	Plus Bond Fund	Tax-Exempt Fund

As of June 30, 2008
Gross appreciation (excess of value over tax cost)	$3,290,331	$12,198,959	$839,386
Gross depreciation (excess of tax cost over value)	(26,068,841)	(37,057,231)	(1,125,431)
Net unrealized depreciation	$(22,778,510)	$(24,858,272)	$(286,045)
Cost of investment for income tax purposes	$168,581,353	$1,205,330,032	$59,626,234

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Advisor” or “DenverIA”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

194	Semi-Annual Report June 30, 2008 (Unaudited)

     ALPS Fund Services, Inc. (“ALPS”) and DenverIA serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly. DenverIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. ALPS’ is also entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

     The administrative fees are then allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets.

     In addition, ALPS is entitled to an Institutional Class minimum administration fee. The fee is charged directly to each Institutional Class based on the Class’ assets in accordance with the schedule below.

Assets	Annual Fee
$0 - $9,999,999	$10,000
$10,000,000 - $19,999,999	$7,500
$20,000,000 - $29,999,999	$5,000
$30,000,000 - $39,999,999	$2,500
Over $40,000,000	$0

     The Trust has agreed to reimburse DenverIA for a portion of the payments it makes to certain third party intermediaries for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”). The amount reimbursed by the Trust is intended to not exceed the cost that would be incurred by the Trust if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

     To determine the reimbursement amount, the Trust’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a semi-annual basis as follows (“Effective Rate”): Trust Retail Class Transfer Agency Costs divided by the Retail Class Trust Assets serviced directly by the Fund’s Transfer Agent.

     This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts to determine the reimbursement amount.

1-800-392-CORE (2673) ■ www.westcore.com	195

     The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses with respect to the Micro-Cap Opportunity Fund until at least June 23, 2009 and for each of the other Funds until at least April 30, 2009 so that the Net Annual Fund Operating Expenses for the Retail Class shares of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the period January 1, 2008 to June 30, 2008 the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.18%, 1.87%, 1.68%, 1.36%, 0.89%, 0.79% and 0.92%, respectively. Without such fee waivers, for the period June 23, 2008 to June 30, 2008 the Total Annualized Fund Operating Expenses of the Westcore Micro-Cap Opportunity Fund would be 533.32%.

     The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses with respect to Institutional Class shares until at least April 30, 2009. The Advisor will waive its investment advisory and/or administration fees and/or reimburse for all the ongoing class-specific expenses for the Institutional Class shares. Without such fee waivers, for the period January 1, 2008 to June 30, 2008, the Total Annualized Operating Expenses for the Institutional Class shares of the Westcore MIDCO Growth, Westcore Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds would be 0.98%, 1.67%, 1.06%, 2.24%, 1.57%, 2.54%, 0.74%, respectively.

     ALPS, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitates the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, ALPS receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

     ALPS has also agreed, pursuant to a separate Bookkeeping and Pricing Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Bookkeeping and Pricing Agreement, ALPS receives from the Trust a fee based on the accounts of each Fund, subject to minimum fees on both the Retail and the Institutional Classes, and is reimbursed for out-of-pocket expenses.

196	Semi-Annual Report June 30, 2008 (Unaudited)

     Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Advisor, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Advisor’s respective Code of Ethics.

     The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Advisor. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

     The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the retail class of the Westcore Fund’s outstanding shares as of June 30, 2008, constituted 28.06% of the Westcore Small-Cap Opportunity Fund; 6.60% of the Westcore Select Fund; 14.01% of the Westcore Blue Chip Fund, 6.21% of the Westcore Colorado Tax-Exempt Fund and 91.80% of the Westcore Micro-Cap Opportunity Fund. Included in the percentages above are holdings of DenverIA and/or DenverIA’s retirement savings plan representing 6.60% of the Westcore Select Fund and 50.98% of the Westcore Micro-Cap Opportunity Fund.

     Shareholders individually holding more than 5% of the institutional class of the Westcore Fund’s outstanding shares as of June 30, 2008, constituted 89.46% of the Westcore MIDCO Growth Fund; 99.43% of the Westcore Growth Fund; 87.86% of the Westcore Small-Cap Opportunity Fund; 95.70% of the Westcore Blue Chip Fund; 33.66% of the Westcore Small-CapValue Fund; 99.92% of the Westcore Flexible Income Fund and 43.55% of the Westcore Plus Bond Fund. Included in the percentages above are holdings of DenverIA and/or DenverIA’s retirement savings plan representing 25.33% of the Westcore MIDCO Growth Fund; 93.09% of the Westcore Growth Fund; 54.63% of the Westcore Small-Cap Opportunity Fund; 22.46% of the Westcore Blue Chip Fund; 21.41% of the Westcore Small-Cap Value Fund; 99.92% of the Westcore Flexible Income Fund and 5.59% of the Westcore Plus Bond Fund.

1-800-392-CORE (2673) ■ www.westcore.com	197

5. New Accounting Pronouncements

     Effective January 2, 2007, the Westcore Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Westcore Trust has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Westcore Trust files income tax returns in the U.S. Federal jurisdiction and the States of Colorado and Mississippi. For the years ended May 31, 2005 through May 31, 2006 and through December 31, 2007, the Westcore Trust’s Federal and Colorado returns are still open to examination by the appropriate taxing authority. In addition, for years ended May 31, 2005 through May 31, 2006 and through December 31, 2007, the Westcore Flexible Income Fund’s Mississippi returns are still open to examination by the appropriate taxing authority as well. However, to the best of our knowledge there are currently no Federal, Colorado, or Mississippi income tax returns under examination.

     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management of the Funds currently believes that SFAS 161 will have no impact on the Funds’ financial statements.

6. FAS 157 Measurements

     The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

198	Semi-Annual Report June 30, 2008 (Unaudited)

The three-tier hierarchy is summarized as follows:

1) Level 1 - quoted prices in active markets for identical securities

2) Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

3) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds’ assets:

	Westcore MIDCO Growth Fund		Westcore Growth Fund
		Other Financial		Other Financial
		Instruments*		Instruments*
		- Unrealized		- Unrealized
	Investments in	Appreciation	Investments in	Appreciation
Valuation Inputs	Securities at Value	(Depreciation)	Securities at Value	(Depreciation)

Level 1 - Quoted
Prices	$156,418,354	$-	$244,806,301	$-
Level 2 - Other
Significant
Observable Inputs	$-	$-	$-	$-
Level 3 - Significant
Unobservable Inputs	$-	$-	$-	$-
Total	$156,418,354	$-	$244,806,301	$-

	Westcore Select Fund		Westcore International Frontier Fund
		Other Financial		Other Financial
		Instruments*		Instruments*
		- Unrealized		- Unrealized
	Investments in	Appreciation	Investments in	Appreciation
Valuation Inputs	Securities at Value	(Depreciation)	Securities at Value	(Depreciation)

Level 1 - Quoted
Prices	$36,925,083	$-	$35,665,459	$-
Level 2 - Other
Significant
Observable Inputs	$-	$-	$-	$-
Level 3 - Significant
Unobservable Inputs	$-	$-	$-	$-
Total	$36,925,083	$-	$35,665,459	$-

1-800-392-CORE (2673) ■ www.westcore.com	199

	Westcore Blue Chip Fund		Westcore Mid-Cap Value Fund
		Other Financial		Other Financial
		Instruments*		Instruments*
		- Unrealized		- Unrealized
	Investments in	Appreciation	Investments in	Appreciation
Valuation Inputs	Securities at Value	(Depreciation)	Securities at Value	(Depreciation)

Level 1 - Quoted
Prices	$53,078,495	$-	$83,077,862	$-
Level 2 - Other Sig-
nificant Observable
Inputs	$-	$-	$-	$-
Level 3 - Significant
Unobservable Inputs	$-	$-	$-	$-
Total	$53,078,495	$-	$83,077,862	$-

	Westcore Small-Cap Opportunity Fund		Westcore Small-Cap Value Fund
		Other Financial		Other Financial
		Instruments*		Instruments*
		- Unrealized		- Unrealized
	Investments in	Appreciation	Investments in	Appreciation
Valuation Inputs	Securities at Value	(Depreciation)	Securities at Value	(Depreciation)

Level 1 - Quoted
Prices	$24,244,724	$-	$182,833,544	$-
Level 2 - Other Sig-
nificant Observable
Inputs	$-	$-	$-	$-
Level 3 - Significant
Unobservable Inputs	$-	$-	$-	$-
Total	$24,244,724	$-	$182,833,544	$-

	Westcore Micro-Cap Opportunity Fund		Westcore Flexible Income Fund
		Other Financial		Other Financial
		Instruments*		Instruments*
		- Unrealized		- Unrealized
	Investments in	Appreciation	Investments in	Appreciation
Valuation Inputs	Securities at Value	(Depreciation)	Securities at Value	(Depreciation)

Level 1 - Quoted
Prices	$531,380	$-	$37,038,937	$-
Level 2 - Other Sig-
nificant Observable
Inputs	$-	$-	$101,470,125	$-
Level 3 - Significant
Unobservable Inputs	$-	$-	$7,293,781	$-
Total	$531,380	$-	$145,802,843	$-

200	Semi-Annual Report June 30, 2008 (Unaudited)

	Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
		Other Financial		Other Financial
		Instruments*		Instruments*
		- Unrealized		- Unrealized
	Investments in	Appreciation	Investments in	Appreciation
Valuation Inputs	Securities at Value	(Depreciation)	Securities at Value	(Depreciation)

Level 1 - Quoted
Prices	$291,215,822	$-	$2,172,749	$-
Level 2 - Other Sig-
nificant Observable
Inputs	$880,036,925	$-	$57,167,440	$-
Level 3 - Significant
Unobservable Inputs	$9,219,013	$-	$-	$-
Total	$1,180,471,760	$-	$59,340,189	$-

* Other financial instruments include futures, forwards and swap contracts.

     All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2008. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

     The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Westcore Flexible Income Fund				Westcore Plus Bond Fund

		Other			Other
		Financial			Financial
	Investments	Instruments	OFI - Market	Investments	Instruments	OFI - Market
	in Securities	(OFI)	Value	in Securities	(OFI)	Value

Balance as of
12/31/2007	$12,882,485	$ -	$ -	$14,220,582	$ -	$ -
Realized gain (loss)	(1,841,711)	-	-	(1,875,079)	-	-
Change in
unrealized
appreciation/
depreciation)	(2,504,012)	-	-	(2,474,630)	-	-
Net purchases (sales)	(1,345,003)	-	-	(1,085,455)	-	-
Transfers in and/or
out of Level 3	$102,022	-	-	$433,595	-	-
Balance as of
6/30/2008	$7,293,781	$ -	$ -	$9,219,013	$ -	$ -

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

1-800-392-CORE (2673) ■ www.westcore.com	201

7. Illiquid Restricted Securities

     As of June 30, 2008, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued in good faith under methods approved by the Board of Trustees. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Advisor, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of June 30, 2008 for the Westcore Flexible Income and Westcore Plus Bond Funds was $7,952,472 and $30,454,301, respectively, which represents 5.44% and 2.56% of the Funds’ net assets, respectively, as detailed below.

Illiquid Restricted Securities as of June 30, 2008 (Unaudited)
Flexible Income Fund
	Principal	Acquisition		Market
Description	Amount	Date	Cost	Value

Allied Capital, 6.34%, 10/13/2012	1,000,000	9/21/05	$1,000,000	$928,090
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	3/16/04	500,000	85,000
FRN, 2/24/2014
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	434,393	4/8/04	418,853	224,438
FRN, 10/28/2014
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	4/22/03	131,787	82,536
8/28/2012
Crest Ltd., Series 2003-2A, Class E1, FRN,	250,000	12/18/03	250,000	139,572
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%,	413,450	12/18/03	260,096	138,469
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 7.667%	1,064,633	10/22/04	501,471	322,126
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	285,920	146,511
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	1,087,500	460,491
Class F1, FRN, 12/28/2014
Emigrant Capital Trust II, FRN, 4/14/2034	500,000	8/11/04	497,535	500,353
Eszopiclone Royalty Sub LLC Series IV	1,090,000	7/29/05	1,055,799	1,076,915
12.00%, 3/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	1/30/04	530,000	503,750
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/4/02	100,000	33,612
Income Notes, 22.00%, 12/4/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	2,000,000	1,164,260
N-STAR Real Estate CDO Ltd., Series 2004-2A,	500,000	6/16/04	468,475	330,450
Class C2B, 6.591%, 6/28/2014
Preferred Term Securities VI Ltd., Subordinate	100,000	6/26/02	100,000	37,119
Income Notes, 24.907%, 7/3/2012
Preferred Term Securities X Ltd., Subordinate	150,000	6/16/03	150,000	94,183
Income Notes, 19.00%, 7/3/2013

202	Semi-Annual Report June 30, 2008 (Unaudited)

Flexible Income Fund (continued)
	Principal	Acquisition		Market
Description	Amount	Date	Cost	Value

Preferred Term Securities XI Ltd., Subordinate	150,000	6/16/03	150,000	90,888
Income Notes, 19.00%, 10/3/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/9/03	256,462	132,537
Income Notes, 19.00%, 12/24/2013:	500,000	1/7/05	512,926	265,075
Preferred Term Securities XIV Ltd., Subordinate	500,000	6/9/04	500,000	263,615
Income Notes, 17.50%, 6/17/2014
Regional Diversified Funding, Series 2004-1,	500,000	2/13/04	480,949	4,000
16.80%, 2/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	4/12/05	750,000	112,500
0.00%, 3/15/2015
River North CDO Ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$6,000
2/6/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	8/3/05	744,550	300,000
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	250,000	133,840
Class PS, 16.00%, 9/30/2013
Times Square Hotel Trust, 8.528%, 8/1/2026	91,174	8/9/01	89,203	102,022
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	1/14/04	240,570	75,000
12/15/2013
Tricadia, Series 2004-2A, Class C, FRN,	485,577	10/8/04	479,808	199,120
12/15/2019
Total			$14,391,904	$7,952,472
Total Net Assets				$146,299,107
Illiquid Restricted Securities as % of Total Net Assets				5.44%
Total Illiquid Securities as % of Total Net Assets				6.31%

Westcore Plus Bond Fund
	Principal	Acquisition		Market
Description	Amount	Date	Cost	Value

Allied Capital, 6.34%, 10/13/2012	4,000,000	9/21/05	$4,000,000	$3,712,360
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	3/16/04	500,000	85,000
FRN, 2/24/2014
BMW US Capital, 5.73%,5/1/2015	12,000,000	10/16/07	12,000,000	11,888,880
Community Reinvestment Revenue Notes,	1,250,000	6/13/06	1,049,034	1,062,014
5.73%, 6/1/2031
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	4/22/03	527,147	330,144
8/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%,	620,174	12/18/03	390,143	207,702
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	714,800	366,277
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	1,000,000	423,440
Class F1, FRN, 12/28/2014
Emigrant Capital Trust II, FRN, 04/14/2034	850,000	8/11/04	845,809	850,601
Eszopiclone Royalty Sub LLC Series IV	1,090,000	7/29/05	1,055,799	1,076,915
12.00%,3/15/2014
First Tennessee Bank, FRN	1,500,000	3/16/06	1,500,000	1,098,750
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/4/02	150,000	50,418
Income Notes, 22.00%, 12/4/2012
N-STAR Real Estate CDO Ltd., Series 2004-2A,	600,000	6/16/04	562,170	396,540
Class C2B, 6.591%, 6/28/2014
Preferred Term Securities VI Ltd., Subordinate	250,000	6/26/02	250,000	92,797
Income Notes, 24.907%, 7/3/2012
Preferred Term Securities X Ltd., Subordinate	350,000	6/16/03	350,000	219,761
Income Notes, 19.00%, 7/3/2013

1-800-392-CORE (2673) ■ www.westcore.com	203

Westcore Plus Bond Fund
	Principal	Acquisition		Market
Description	Amount	Date	Cost	Value
Preferred Term Securities XI Ltd., Subordinate	350,000	6/16/03	350,000	212,072
Income Notes, 19.00%, 10/3/2013
Preferred Term Securities X1 B-3 Ltd., 5.30%, 9/24/2008	500,000	6/2/05	502,906	426,375
Preferred Term Securities XII Ltd., Subordinate	250,000	12/9/03	254,847	132,537
Income Notes, 19.00%, 12/24/2013:	250,000	1/7/05	254,847	132,538
Preferred Term Securities XIII Ltd., Subordinate	500,000	3/9/04	500,000	264,575
Income Notes, 18.00%, 3/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	6/9/04	500,000	263,615
Income Notes, 17.50%, 6/17/2014
Regional Diversified Funding, Series 2004-1A,	500,000	2/13/04	$480,949	$40,000
16.80%, 2/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	4/12/05	750,000	112,500
0.00%, 3/15/2015
River North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	800,000	8,000
2/6/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	8/3/05	744,544	300,000
Strats-Daimler Chrysler CPI Notes, FRN, 11/15/2013	1,750,000	12/27/04	1,723,015	1,731,818
	905,000	11/16/05	891,045	895,597
	385,000	11/23/05	379,063	381,000
	425,000	12/15/05	418,447	420,584
Strats-FHLB, FRN, 8/15/2019	1,500,000	2/24/05	1,485,205	1,340,865
	100,000	12/15/05	99,014	89,391
	50,000	12/15/05	49,507	44,695
	500,000	12/28/05	495,068	446,955
Sweetwater Investors LLC, 5.875%, 5/15/2014	517,332	5/31/05	486,387	508,030
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/6/03	250,000	133,840
Class PS, 16.00%, 9/30/2013
Times Square Hotel Trust, 8.528%, 8/1/2026	387,491	8/9/01	379,113	433,595
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	1/14/04	240,573	75,000
12/15/2013
Tricadia, Series 2004-2A, Class C, FRN,	485,577	10/8/04	479,808	199,120
12/15/2019
Total			$37,409,240	$30,454,301
Total Net Assets				$1,189,704,098
Illiquid Restricted Securities as % of Total Net Assets				2.56%
Total Illiquid Securities as % of Total Net Assets				2.83%

204	Semi-Annual Report June 30, 2008 (Unaudited)

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2008, excluding temporary short-term investments, were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Westcore MIDCO Growth Fund	$108,128,008	$118,922,278
Westcore Growth Fund	250,627,494	269,516,980
Westcore Select Fund	50,970,647	47,425,131
Westcore International Frontier Fund	14,146,592	13,867,740
Westcore Blue Chip Fund	5,729,262	7,939,160
Westcore Mid-Cap Value Fund	13,640,704	22,066,454
Westcore Small-Cap Opportunity Fund	5,046,669	10,146,441
Westcore Small-Cap Value Fund	74,667,825	41,901,366
Westcore Micro-Cap Opportunity Fund	464,298	-
Westcore Flexible Income Fund	26,346,405	50,200,123
Westcore Plus Bond Fund	158,284,814	108,269,502
Westcore Colorado Tax-Exempt Fund	7,728,241	3,821,528

1-800-392-CORE (2673) ■ www.westcore.com	205

Fund Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the twelve month period ended June 30, 2008 are available without a charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the Commission’s website at http://www.sec.gov.

206	Semi-Annual Report June 30, 2008 (Unaudited)

1-800-392-CORE (2673) ■ www.westcore.com	207

208	Semi-Annual Report June 30, 2008 (Unaudited)

WestCore Funds

Better research makes the difference.

1290 Broadway
Suite 1100
Denver, CO 80203
1-800-392-CORE (2673)
www.westcore.com

Westcore Trustees and Officers:
Jack D. Henderson, Chairman
Mary K. Anstine, Trustee
Vernon L. Hendrickson, Trustee
James B. O’Boyle, Trustee
Rick A. Pederson, Trustee
Robert L. Stamp, Trustee
Janice M. Teague, Trustee
Todger Anderson, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Patrick D. Buchanan, Asst. Treasurer
JoEllen L. Legg, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by ALPS Distributors, Inc.

WC120

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

a)         Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

b)         Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act” ) (17 CFR 270.30a-3(e)) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)   There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                September 8, 2008

By:                   /s/ Jasper R. Frontz

                        Jasper R. Frontz

                        Treasurer/Principal Financial Officer

Date:                September 8, 2008